LVIP Dimensional International Core Equity Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.51%
Australia–6.61%
†A2B Australia Ltd.	7,280	$ 5,427
Accent Group Ltd.	23,197	18,978
Adairs Ltd.	14,344	16,612
Adbri Ltd.	25,861	30,499
AGL Energy Ltd.	16,999	74,157
†Ainsworth Game Technology Ltd.	6,705	3,731
†Alkane Resources Ltd.	24,815	10,790
†Alliance Aviation Services Ltd.	9,515	18,854
†Allkem Ltd.	14,245	125,976
ALS Ltd.	21,919	142,012
Altium Ltd.	3,169	69,048
Alumina Ltd.	81,438	65,928
Alumina Ltd. ADR	1,900	6,336
†AMA Group Ltd.	41,131	5,955
†AMP Ltd.	271,448	190,273
Ampol Ltd.	11,372	210,346
Ansell Ltd.	8,176	131,555
APA Group	17,380	106,938
†Appen Ltd.	3,936	7,777
ARB Corp. Ltd.	3,746	66,555
†Ardent Leisure Group Ltd.	56,288	18,646
Aristocrat Leisure Ltd.	10,926	230,392
ASX Ltd.	1,403	64,571
Atlas Arteria Ltd.	40,489	161,229
AUB Group Ltd.	4,311	52,505
†Aurelia Metals Ltd.	66,930	8,515
Aurizon Holdings Ltd.	131,158	290,075
Austal Ltd.	23,948	34,921
Australia & New Zealand Banking Group Ltd.	43,171	631,971
†Australian Agricultural Co. Ltd.	17,102	18,773
Australian Ethical Investment Ltd.	4,085	13,021
Auswide Bank Ltd.	2,451	8,146
Baby Bunting Group Ltd.	5,130	12,376
Bank of Queensland Ltd.	44,146	183,901
Bapcor Ltd.	24,165	94,337
Beach Energy Ltd.	151,652	145,636
Bega Cheese Ltd.	21,396	47,333
Bell Financial Group Ltd.	20,472	13,261
Bendigo & Adelaide Bank Ltd.	36,945	184,858
BHP Group Ltd.	53,983	1,342,269
BHP Group Ltd. ADR	32,090	1,605,784
Blackmores Ltd.	687	27,705
BlueScope Steel Ltd.	25,945	251,968
Brambles Ltd.	39,140	286,326
Bravura Solutions Ltd.	9,938	7,799
Breville Group Ltd.	4,589	52,947
Brickworks Ltd.	6,412	88,305
=,†BWX Ltd.	3,186	1,284
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Capitol Health Ltd.	68,459	$ 13,794
carsales.com Ltd.	12,124	144,618
Cedar Woods Properties Ltd.	3,769	9,631
Challenger Ltd.	36,923	138,317
Champion Iron Ltd.	23,585	73,296
†City Chic Collective Ltd.	7,495	6,232
Cleanaway Waste Management Ltd.	111,995	195,247
Clinuvel Pharmaceuticals Ltd.	1,205	14,293
Cochlear Ltd.	1,094	135,894
Codan Ltd.	8,979	32,481
†Cogstate Ltd.	4,311	5,931
Coles Group Ltd.	24,475	258,024
Collins Foods Ltd.	10,696	59,435
Commonwealth Bank of Australia	16,292	947,786
Computershare Ltd.	12,854	205,022
†Cooper Energy Ltd.	131,415	21,571
†Corporate Travel Management Ltd.	2,896	30,946
Costa Group Holdings Ltd.	16,375	23,551
CSL Ltd.	4,458	810,764
CSR Ltd.	42,583	121,350
Data#3 Ltd.	9,337	37,118
†De Grey Mining Ltd.	21,671	14,319
Dicker Data Ltd.	4,196	27,432
Domain Holdings Australia Ltd.	13,033	26,823
Domino's Pizza Enterprises Ltd.	2,529	83,322
Downer EDI Ltd.	54,415	159,164
Eagers Automotive Ltd.	9,563	67,185
†Eclipx Group Ltd.	23,440	33,248
Elanor Investor Group	7,930	8,521
Elders Ltd.	10,004	76,341
†Electro Optic Systems Holdings Ltd.	7,789	2,619
Emeco Holdings Ltd.	23,831	12,670
Endeavour Group Ltd.	18,667	83,892
†Energy World Corp. Ltd.	57,823	1,960
EQT Holdings Ltd.	1,638	25,906
†Estia Health Ltd.	23,316	29,381
†Euroz Hartleys Group Ltd.	7,300	6,047
†EVENT Hospitality & Entertainment Ltd.	8,153	67,984
Evolution Mining Ltd.	80,516	105,039
Fleetwood Ltd.	8,185	7,624
†Flight Centre Travel Group Ltd.	3,933	35,608
Fortescue Metals Group Ltd.	48,768	523,542
G8 Education Ltd.	76,969	47,242
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Genworth Mortgage Insurance Australia Ltd.	31,524	$ 54,919
Gold Road Resources Ltd.	52,085	42,374
GR Engineering Services Ltd.	8,627	11,573
GrainCorp Ltd. Class A	19,403	97,603
Grange Resources Ltd.	19,800	8,873
GUD Holdings Ltd.	9,790	46,446
GWA Group Ltd.	14,929	18,208
Hansen Technologies Ltd.	12,748	36,118
Harvey Norman Holdings Ltd.	43,731	113,129
Healius Ltd.	37,929	81,591
HT&E Ltd.	22,200	17,119
HUB24 Ltd.	2,110	28,180
IDP Education Ltd.	6,309	105,982
IGO Ltd.	33,684	296,301
Iluka Resources Ltd.	26,111	151,167
Imdex Ltd.	35,738	40,537
†Immutep Ltd. ADR	4,950	7,722
Incitec Pivot Ltd.	103,501	235,348
Infomedia Ltd.	19,919	14,907
Inghams Group Ltd.	21,678	32,996
Insignia Financial Ltd.	49,214	93,033
Insurance Australia Group Ltd.	46,970	138,949
Integral Diagnostics Ltd.	13,026	23,075
†Integrated Research Ltd.	6,964	1,725
InvoCare Ltd.	6,557	42,437
IPH Ltd.	9,773	59,467
IRESS Ltd.	12,236	69,782
IVE Group Ltd.	13,275	18,999
JB Hi-Fi Ltd.	8,291	200,646
Johns Lyng Group Ltd.	9,443	37,916
Jupiter Mines Ltd.	61,368	7,555
†Karoon Energy Ltd.	32,907	38,546
Kelsian Group Ltd.	8,919	27,654
†Kogan.com Ltd.	2,826	5,444
Lendlease Corp. Ltd.	18,335	104,824
Lifestyle Communities Ltd.	4,358	42,219
Link Administration Holdings Ltd.	43,066	78,444
†Lottery Corp. Ltd.	52,826	141,571
Lovisa Holdings Ltd.	4,119	55,742
†Lynas Rare Earths Ltd.	26,169	126,198
MA Financial Group Ltd.	1,772	4,354
†MACA Ltd.	44,075	30,412
Macmahon Holdings Ltd.	102,720	9,785
Macquarie Group Ltd.	3,463	337,851
Magellan Financial Group Ltd.	6,953	49,604
†Mayne Pharma Group Ltd.	92,739	16,248
McMillan Shakespeare Ltd.	6,278	51,670
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
McPherson's Ltd.	9,847	$ 4,850
Medibank Pvt Ltd.	88,856	198,607
†Megaport Ltd.	1,980	9,688
†Mesoblast Ltd.	24,142	11,910
†Metals X Ltd.	32,061	5,409
Metcash Ltd.	75,171	186,771
†Mincor Resources NL	11,611	13,578
Mineral Resources Ltd.	6,623	277,997
†MMA Offshore Ltd.	44,718	19,694
Monadelphous Group Ltd.	7,774	64,513
Monash IVF Group Ltd.	25,246	14,555
†Mount Gibson Iron Ltd.	40,070	10,462
Myer Holdings Ltd.	88,520	32,981
MyState Ltd.	6,959	16,960
†Nanosonics Ltd.	3,177	7,006
National Australia Bank Ltd.	45,481	842,112
†Nearmap Ltd.	17,555	22,428
Netwealth Group Ltd.	8,892	68,839
New Hope Corp. Ltd.	36,510	147,482
†Newcrest Mining Ltd.	24,757	271,880
†NEXTDC Ltd.	10,429	58,350
nib holdings Ltd.	29,549	142,023
Nick Scali Ltd.	4,073	24,044
Nickel Industries Ltd.	54,205	27,366
Nine Entertainment Co. Holdings Ltd.	97,147	116,517
Northern Star Resources Ltd.	39,640	198,489
†Novonix Ltd.	3,323	3,688
NRW Holdings Ltd.	32,810	49,971
Nufarm Ltd.	27,327	87,572
Objective Corp. Ltd.	662	5,541
†OFX Group Ltd.	15,689	25,261
OM Holdings Ltd.	23,197	9,085
†Omni Bridgeway Ltd.	13,858	33,111
oOh!media Ltd.	48,209	37,672
Orica Ltd.	22,486	191,437
Origin Energy Ltd.	42,203	140,028
Orora Ltd.	57,100	110,080
OZ Minerals Ltd.	20,758	343,406
Pact Group Holdings Ltd.	10,178	8,769
†Paladin Energy Ltd.	39,488	18,626
Peet Ltd.	38,309	26,342
Pendal Group Ltd.	18,409	52,997
PeopleIN Ltd.	6,013	11,816
†Perenti Global Ltd.	37,686	22,172
Perpetual Ltd.	3,704	55,978
Perseus Mining Ltd.	96,454	93,834
†Pilbara Minerals Ltd.	50,659	146,163
Pinnacle Investment Management Group Ltd.	830	4,401
Platinum Asset Management Ltd.	34,940	38,024

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Praemium Ltd.	19,514	$ 8,316
Premier Investments Ltd.	5,944	85,630
Pro Medicus Ltd.	2,911	92,954
Propel Funeral Partners Ltd.	3,978	11,959
PWR Holdings Ltd.	7,683	41,594
†Qantas Airways Ltd.	16,133	51,773
QBE Insurance Group Ltd.	32,554	241,539
Qube Holdings Ltd.	54,031	85,787
Ramelius Resources Ltd.	60,311	27,488
Ramsay Health Care Ltd.	3,862	141,764
REA Group Ltd.	988	71,913
=,†Red 5 Ltd.	36,423	4,456
†Redbubble Ltd.	8,524	3,408
Reece Ltd.	2,575	23,139
Regis Healthcare Ltd.	6,738	7,375
†Regis Resources Ltd.	71,547	71,298
†Reject Shop Ltd.	2,536	6,698
Reliance Worldwide Corp. Ltd.	31,433	68,393
†Resolute Mining Ltd.	69,900	9,374
†Retail Food Group Ltd.	179,663	6,089
Ridley Corp. Ltd.	36,736	47,999
Rio Tinto Ltd.	10,945	662,089
†Sandfire Resources Ltd.	31,308	74,801
Santos Ltd.	93,140	430,264
SEEK Ltd.	3,000	36,461
†Select Harvests Ltd.	8,680	29,202
Servcorp Ltd.	2,368	5,002
†Service Stream Ltd.	31,975	13,880
Seven Group Holdings Ltd.	4,272	46,344
†Seven West Media Ltd.	80,912	21,265
SG Fleet Group Ltd.	12,991	16,681
†Sierra Rutile Holdings Ltd.	26,111	3,507
Sigma Healthcare Ltd.	68,311	29,101
†Silver Lake Resources Ltd.	76,609	57,436
Sims Ltd.	13,898	118,795
SmartGroup Corp. Ltd.	4,615	14,761
Sonic Healthcare Ltd.	19,285	376,158
South32 Ltd.	118,498	281,303
Southern Cross Media Group Ltd.	16,431	9,683
SRG Global Ltd.	36,425	15,492
†St Barbara Ltd.	62,703	29,562
†Star Entertainment Group Ltd.	62,242	102,743
Steadfast Group Ltd.	43,784	130,190
Suncorp Group Ltd.	30,214	194,969
Sunland Group Ltd.	6,027	9,014
Super Retail Group Ltd.	14,826	84,317
†Superloop Ltd.	24,939	10,503
Symbio Holdings Ltd.	2,506	5,083
†Syrah Resources Ltd.	52,437	54,488
Tabcorp Holdings Ltd.	125,189	75,074
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Tassal Group Ltd.	16,917	$ 55,969
Technology One Ltd.	20,003	135,022
Telstra Corp. Ltd.	94,447	233,211
†Temple & Webster Group Ltd.	2,541	8,006
Ten Sixty Four Ltd.	34,142	13,965
Terracom Ltd.	17,167	11,160
TPG Telecom Ltd.	17,504	54,335
Transurban Group	22,111	174,620
Treasury Wine Estates Ltd.	14,589	117,388
†Tuas Ltd.	11,966	11,182
†Tyro Payments Ltd.	4,134	3,391
United Malt Group Ltd.	20,933	41,958
†Vita Group Ltd.	25,169	1,932
Viva Energy Group Ltd.	60,349	101,377
†Webjet Ltd.	10,586	32,121
Wesfarmers Ltd.	12,973	354,663
†West African Resources Ltd.	66,776	44,590
†Westgold Resources Ltd.	30,764	16,417
Westpac Banking Corp.	54,618	722,596
Whitehaven Coal Ltd.	73,441	426,094
WiseTech Global Ltd.	544	17,774
†Woodside Energy Group Ltd.	48,316	983,931
Woolworths Group Ltd.	18,667	405,646
Worley Ltd.	16,705	136,190
Yancoal Australia Ltd.	3,195	11,662
†Zip Co. Ltd.	7,574	3,264
		27,649,077
Austria–0.51%
Agrana Beteiligungs AG	1,444	20,025
ANDRITZ AG	4,969	210,287
AT&S Austria Technologie & Systemtechnik AG	2,359	76,995
†BAWAG Group AG	5,665	243,529
†CA Immobilien Anlagen	1,257	37,371
Erste Group Bank AG	12,099	265,236
Lenzing AG	820	44,489
Mayr Melnhof Karton AG	482	62,073
Oesterreichische Post AG	2,883	76,847
OMV AG	8,299	300,367
Palfinger AG	713	13,691
POLYTEC Holding AG	1,389	6,173
Porr Ag	1,155	10,188
†Raiffeisen Bank International AG	10,645	125,938
Rosenbauer International AG	188	5,472
Schoeller-Bleckmann Oilfield Equipment AG	676	29,543
Semperit AG Holding	457	7,669
Strabag SE	1,251	47,325

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
†Telekom Austria AG	13,782	$ 79,827
UBM Development AG	240	6,351
UNIQA Insurance Group AG	11,282	66,587
Verbund AG	428	36,541
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	63,526
voestalpine AG	9,005	152,547
Wienerberger AG	5,936	119,146
Zumtobel Group AG	1,947	11,383
		2,119,126
Belgium–1.17%
Ackermans & van Haaren NV	1,690	214,435
Ageas SA	10,725	391,159
†AGFA-Gevaert NV	14,619	43,239
Anheuser-Busch InBev SA	13,979	633,202
Anheuser-Busch InBev SA ADR	1,200	54,192
Atenor	154	6,175
Barco NV	1,187	25,277
Bekaert SA	3,277	82,505
bpost SA	6,706	35,942
†Cie d'Entreprises CFE	740	7,064
Deceuninck NV	7,755	14,421
†Deme Group NV	740	76,695
D'ieteren Group	2,317	326,466
Econocom Group SA	6,908	17,129
Elia Group SA	1,268	149,207
Etablissements Franz Colruyt NV	3,086	67,835
†Euronav NV	15,468	239,711
EVS Broadcast Equipment SA	1,163	21,517
Exmar NV	2,088	18,859
Fagron	5,252	64,523
†Greenyard NV	1,186	7,846
Immobel SA	390	17,019
Ion Beam Applications	2,113	24,850
Jensen-Group NV	278	7,629
KBC Group NV	13,496	640,439
†Kinepolis Group NV	664	24,609
Lotus Bakeries NV	34	174,106
Melexis NV	1,085	73,403
†Ontex Group NV	5,670	30,450
†Orange Belgium SA	1,748	30,852
Picanol	88	5,968
Proximus SADP	10,015	103,836
Recticel SA	4,441	58,263
Sipef NV	408	21,514
Solvay SA	5,699	441,229
Telenet Group Holding NV	1,893	26,026
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
TER Beke SA	50	$ 4,361
†Tessenderlo Group SA	1,566	46,027
UCB SA	3,890	269,957
Umicore SA	10,243	300,707
Van de Velde NV	509	16,319
VGP NV	628	59,899
†X-Fab Silicon Foundries SE	2,501	12,385
		4,887,247
Britain–0.04%
Hargreaves Services PLC	2,415	9,303
Travis Perkins PLC	16,458	141,276
Wickes Group PLC	16,234	21,613
		172,192
Canada–12.01%
†5N Plus, Inc.	6,300	7,616
Absolute Software Corp.	1,400	16,196
Acadian Timber Corp.	800	9,266
†Advantage Energy Ltd.	16,293	117,124
Aecon Group, Inc.	5,100	35,148
Ag Growth International, Inc.	900	20,979
AGF Management Ltd. Class B	5,000	21,935
Agnico Eagle Mines Ltd.	18,604	785,795
†Aimia, Inc.	2,700	6,743
†Air Canada	4,430	53,236
AirBoss of America Corp.	1,300	7,858
Alamos Gold, Inc. Class A	35,294	261,574
Algoma Central Corp.	1,600	18,660
Algonquin Power & Utilities Corp.	14,104	153,971
Alimentation Couche-Tard, Inc.	14,400	579,711
AltaGas Ltd.	19,534	374,036
Altius Minerals Corp.	3,600	50,455
Altus Group Ltd.	796	25,804
Amerigo Resources Ltd.	14,300	10,042
Andlauer Healthcare Group, Inc.	600	20,654
Andrew Peller Ltd. Class A	1,500	6,092
ARC Resources Ltd.	57,351	688,785
†Argonaut Gold, Inc.	16,363	4,975
†Aritzia, Inc.	5,700	187,297
Atco Ltd. Class I	2,800	86,046
†Athabasca Oil Corp.	26,708	41,183
†ATS Automation Tooling Systems, Inc.	3,100	81,823
†Aurora Cannabis, Inc.	9,319	11,369
†AutoCanada, Inc.	1,479	24,240
B2Gold Corp.	101,560	326,439

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Badger Infrastructure Solution	2,900	$ 59,098
†Ballard Power Systems, Inc.	7,858	48,091
Bank of Montreal	18,395	1,612,163
Bank of Nova Scotia	22,691	1,079,397
Barrick Gold Corp.	30,258	468,999
†Bausch Health Cos., Inc.	6,866	47,307
†Baytex Energy Corp.	39,605	167,727
BCE, Inc.	12,587	527,895
Birchcliff Energy Ltd.	24,553	174,369
Bird Construction, Inc.	3,322	14,333
Black Diamond Group Ltd.	2,500	6,877
†BlackBerry Ltd.	9,500	44,680
BMTC Group, Inc.	600	6,059
†Bombardier, Inc. Class B	3,708	66,383
†Bonterra Energy Corp.	2,713	13,395
Boralex, Inc. Class A	6,666	211,704
Boyd Group Services, Inc.	1,101	138,646
†Bragg Gaming Group, Inc.	1,500	6,048
†Brookfield Asset Management Reinsurance Partners Ltd. Class A	15	613
Brookfield Asset Management, Inc. Class A	7,696	314,689
Brookfield Infrastructure Corp. Class A	6,403	260,644
BRP, Inc.	1,741	107,236
†CAE, Inc.	9,575	146,816
†Calfrac Well Services Ltd.	2,200	8,457
Calian Group Ltd.	600	24,294
Cameco Corp.	3,563	94,455
Canaccord Genuity Group, Inc.	8,726	42,766
Canacol Energy Ltd.	13,100	17,734
†Canada Goose Holdings, Inc.	3,868	58,948
Canadian Imperial Bank of Commerce	19,444	850,925
Canadian National Railway Co.	7,524	812,517
Canadian Natural Resources Ltd.	37,346	1,739,195
Canadian Pacific Railway Ltd.	3,481	232,252
Canadian Tire Corp. Ltd. Class A	3,908	416,022
Canadian Utilities Ltd. Class A	3,945	102,613
Canadian Western Bank	6,945	113,073
†Canfor Corp.	6,500	94,628
†Canfor Pulp Products, Inc.	2,900	9,920
†Canopy Growth Corp.	2,387	6,517
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Capital Power Corp.	5,188	$ 176,144
†Capstone Copper Corp.	27,443	64,766
Cardinal Energy Ltd.	10,200	52,427
Cascades, Inc.	8,787	51,144
CCL Industries, Inc. Class B	6,278	304,322
†Celestica, Inc.	10,108	85,008
Cenovus Energy, Inc.	39,794	611,443
Centerra Gold, Inc.	17,827	78,465
CES Energy Solutions Corp.	18,401	29,040
†CGI, Inc.	6,359	478,542
China Gold International Resources Corp. Ltd.	14,900	37,969
CI Financial Corp.	16,000	153,357
Cogeco Communications, Inc.	1,566	81,749
Cogeco, Inc.	600	23,933
Colliers International Group, Inc.	565	51,788
Computer Modelling Group Ltd.	8,100	29,788
Constellation Software, Inc.	300	417,437
†Converge Technology Solutions Corp.	4,800	22,830
†Copper Mountain Mining Corp.	18,300	20,402
Corby Spirit & Wine Ltd.	700	8,924
Corus Entertainment, Inc. Class B	19,156	32,728
Crescent Point Energy Corp.	55,030	338,716
†Crew Energy, Inc.	5,725	21,344
†Cronos Group, Inc.	8,111	22,873
†Denison Mines Corp.	25,260	29,441
†Descartes Systems Group, Inc.	500	31,765
Dexterra Group, Inc.	2,620	10,906
Dollarama, Inc.	6,016	345,364
Doman Building Materials Group Ltd.	6,028	25,354
Dorel Industries, Inc. Class B	1,100	3,783
DREAM Unlimited Corp. Class A	4,119	73,354
Dundee Precious Metals, Inc.	10,800	48,005
Dynacor Group, Inc.	4,700	8,710
E-L Financial Corp. Ltd.	139	86,136
†Eldorado Gold Corp.	16,921	102,116
Emera, Inc.	4,709	190,528
Empire Co. Ltd. Class A	8,270	205,710
Enbridge, Inc.	16,463	610,614

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Enerflex Ltd.	7,900	$ 33,914
Enerplus Corp.	21,688	307,319
Enghouse Systems Ltd.	3,200	67,181
†Ensign Energy Services, Inc.	13,872	22,696
EQB, Inc.	2,312	77,728
†Equinox Gold Corp.	22,920	83,451
†ERO Copper Corp.	3,262	36,059
Evertz Technologies Ltd.	1,800	16,002
Exchange Income Corp.	1,608	48,239
Exco Technologies Ltd.	2,400	13,378
Extendicare, Inc.	8,400	41,290
Fairfax Financial Holdings Ltd.	1,378	629,360
Fiera Capital Corp.	3,700	23,276
Finning International, Inc.	11,000	193,347
First Majestic Silver Corp.	8,788	66,965
First Quantum Minerals Ltd.	26,479	449,511
FirstService Corp.	1,900	226,147
Fortis, Inc.	6,017	228,591
†Fortuna Silver Mines, Inc.	14,658	36,715
Franco-Nevada Corp.	407	48,628
†Frontera Energy Corp.	5,800	42,030
†Galiano Gold, Inc.	4,900	2,377
†GDI Integrated Facility Services, Inc.	600	18,569
George Weston Ltd.	2,750	287,930
GFL Environmental, Inc.	2,500	63,225
Gibson Energy, Inc.	11,272	179,278
Gildan Activewear, Inc.	9,982	282,190
†GoldMoney, Inc.	6,400	7,645
†Gran Tierra Energy, Inc.	33,675	41,199
Great-West Lifeco, Inc.	6,395	138,053
Hammond Power Solutions, Inc.	1,600	18,648
Hardwoods Distribution, Inc.	629	11,994
†Headwater Exploration, Inc.	6,800	25,894
†Heroux-Devtek, Inc.	2,187	19,395
High Liner Foods, Inc.	2,452	23,094
Home Capital Group, Inc.	4,312	85,844
Hudbay Minerals, Inc.	19,063	76,767
Hydro One Ltd.	4,900	119,826
†i-80 Gold Corp.	9,398	16,601
iA Financial Corp., Inc.	7,323	372,101
†IAMGOLD Corp.	34,000	36,646
IGM Financial, Inc.	3,894	97,029
†Imperial Metals Corp.	3,600	6,333
Imperial Oil Ltd.	6,480	280,390
Information Services Corp.	1,000	15,963
Innergex Renewable Energy, Inc.	7,872	99,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Intact Financial Corp.	2,880	$ 407,580
†Interfor Corp.	7,236	126,663
†International Petroleum Corp.	8,726	69,856
Jamieson Wellness, Inc.	2,000	48,518
†Journey Energy, Inc.	3,866	13,182
†Karora Resources, Inc.	8,800	18,156
K-Bro Linen, Inc.	800	16,326
†Kelt Exploration Ltd.	13,500	50,918
Keyera Corp.	10,894	224,292
†Kinaxis, Inc.	600	59,537
Kinross Gold Corp.	118,832	447,335
Lassonde Industries, Inc. Class A	400	31,485
Laurentian Bank of Canada	3,087	66,194
Leon's Furniture Ltd.	2,194	25,413
†Lightspeed Commerce, Inc.	4,596	80,798
Linamar Corp.	4,576	178,256
Loblaw Cos. Ltd.	4,133	327,265
†Lucara Diamond Corp.	28,465	11,334
Lundin Gold, Inc.	4,100	28,494
Lundin Mining Corp.	50,809	256,739
Magellan Aerospace Corp.	1,000	5,002
Magna International, Inc.	15,021	712,296
†Mainstreet Equity Corp.	200	15,347
†Major Drilling Group International, Inc.	6,566	39,500
†Mandalay Resources Corp.	5,200	6,588
Manulife Financial Corp.	23,153	363,381
Maple Leaf Foods, Inc.	6,022	89,980
Martinrea International, Inc.	9,900	61,277
Medical Facilities	2,900	22,527
†MEG Energy Corp.	28,038	313,800
Methanex Corp.	4,115	131,142
Metro, Inc.	5,671	283,971
Morguard Corp.	186	14,686
†Mountain Province Diamonds, Inc.	4,500	1,792
MTY Food Group, Inc.	600	24,763
Mullen Group Ltd.	8,500	87,624
National Bank of Canada	14,325	897,860
Neo Performance Materials, Inc.	900	6,639
†New Gold, Inc.	59,077	52,604
NFI Group, Inc.	5,000	43,943
North American Construction Group Ltd.	2,400	22,942
North West Co., Inc.	3,800	88,002
Northland Power, Inc.	12,645	370,283
Nutrien Ltd.	16,569	1,381,527
†NuVista Energy Ltd.	9,000	63,916

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†OceanaGold Corp.	50,766	$ 82,690
Open Text Corp.	6,159	162,844
†Organigram Holdings, Inc.	5,865	5,112
Osisko Gold Royalties Ltd.	12,527	127,545
Pan American Silver Corp.	13,853	220,166
Paramount Resources Ltd. Class A	5,950	105,100
Parex Resources, Inc.	13,860	202,379
Park Lawn Corp.	1,419	24,726
Parkland Corp.	11,221	240,447
Pason Systems, Inc.	5,362	51,316
Pembina Pipeline Corp.	12,959	393,572
Peyto Exploration & Development Corp.	14,495	115,637
PHX Energy Services Corp.	3,310	13,874
†Pieridae Energy Ltd.	11,200	7,703
Pine Cliff Energy Ltd.	9,500	11,760
†Pipestone Energy Corp.	7,479	20,033
Pizza Pizza Royalty Corp.	900	8,235
Polaris Renewable Energy, Inc.	1,700	20,011
Pollard Banknote Ltd.	800	10,975
†Precision Drilling Corp.	1,755	88,852
Premium Brands Holdings Corp.	1,900	116,915
Pulse Seismic, Inc.	4,700	6,465
Quarterhill, Inc.	21,100	25,051
Quebecor, Inc. Class B	8,600	158,571
†Real Matters, Inc.	5,000	17,193
Restaurant Brands International, Inc.	6,556	348,662
†RF Capital Group, Inc.	445	4,658
Richelieu Hardware Ltd.	3,600	99,894
Ritchie Bros Auctioneers, Inc.	4,000	249,920
Rogers Communications, Inc. Class B	9,849	379,551
Rogers Sugar, Inc.	8,922	39,916
Royal Bank of Canada	36,419	3,279,105
Russel Metals, Inc.	6,029	112,169
Sandstorm Gold Ltd.	4,329	22,407
Saputo, Inc.	8,817	210,188
Savaria Corp.	900	8,991
Secure Energy Services, Inc.	24,950	104,218
Shaw Communications, Inc. Class B	25,977	631,761
†ShawCor Ltd.	7,434	45,960
†Shopify, Inc. Class A	1,000	26,923
Sienna Senior Living, Inc.	3,200	27,289
†Sierra Wireless, Inc.	1,934	58,833
Sleep Country Canada Holdings, Inc.	2,800	49,601
SNC-Lavalin Group, Inc.	8,670	144,359
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†SNDL, Inc.	1,256	$ 2,738
†Spin Master Corp.	2,381	71,653
Sprott, Inc.	455	15,247
SSR Mining, Inc.	18,197	267,587
Stantec, Inc.	4,440	194,672
Stelco Holdings, Inc.	2,870	71,493
Stella-Jones, Inc.	5,046	141,661
Sun Life Financial, Inc.	13,654	542,883
Suncor Energy, Inc.	44,996	1,266,637
†SunOpta, Inc.	4,163	37,883
Superior Plus Corp.	11,700	84,869
Tamarack Valley Energy Ltd.	31,060	85,219
†Taseko Mines Ltd.	18,300	20,932
TC Energy Corp.	5,815	234,286
†Teck Resources Ltd. Class B	28,525	867,473
†TELUSCOM (NON CANADIAN	1,161	23,054
†TeraGo, Inc.	1,800	4,313
TerraVest Industries, Inc.	900	15,930
TFI International, Inc.	3,781	342,169
Thomson Reuters Corp.	515	52,849
Tidewater Midstream & Infrastructure Ltd.	18,184	13,032
TMX Group Ltd.	2,500	229,956
†Torex Gold Resources, Inc.	6,800	49,080
Toromont Industries Ltd.	4,300	299,336
Toronto-Dominion Bank	22,554	1,383,241
Total Energy Services, Inc.	3,299	15,428
Tourmaline Oil Corp.	19,623	1,019,825
TransAlta Corp.	26,165	231,199
TransAlta Renewables, Inc.	4,264	45,130
Transcontinental, Inc. Class A	7,600	88,525
†Trican Well Service Ltd.	12,870	26,740
Tricon Residential, Inc.	11,916	103,083
†Trisura Group Ltd.	1,600	38,698
†Turquoise Hill Resources Ltd.	7,198	213,124
†Uni-Select, Inc.	3,100	81,868
Vermilion Energy, Inc.	14,557	311,758
VersaBank	900	6,313
Wajax Corp.	3,200	43,088
†Wesdome Gold Mines Ltd.	14,900	100,746
West Fraser Timber Co. Ltd.	7,135	516,382
Western Forest Products, Inc.	34,200	32,681
Westshore Terminals Investment Corp.	4,267	81,920
Wheaton Precious Metals Corp.	2,460	79,606

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Whitecap Resources, Inc.	58,329	$ 369,056
†WildBrain Ltd.	9,347	15,563
Winpak Ltd.	2,095	68,142
WSP Global, Inc.	2,454	270,245
Yamana Gold, Inc.	62,109	281,055
Yellow Pages Ltd.	2,300	20,730
		50,217,790
Chile–0.05%
Antofagasta PLC	17,275	211,684
		211,684
China–0.04%
Belimo Holding AG	473	173,968
†Fosun Tourism Group	10,800	9,982
		183,950
Denmark–2.06%
†ALK-Abello AS	6,260	98,656
Alm Brand AS	55,795	68,168
Ambu AS Class B	656	5,700
AP Moller - Maersk AS Class A	52	91,872
AP Moller - Maersk AS Class B	66	119,937
†Bang & Olufsen AS	8,549	10,172
†Bavarian Nordic AS	4,301	124,871
†Better Collective AS	1,369	17,280
†Brodrene Hartmann AS	211	6,007
†Cadeler AS	2,782	8,541
Carlsberg AS Class B	3,065	358,410
cBrain AS	389	6,591
Chemometec AS	876	66,261
Chr Hansen Holding AS	4,996	246,099
Coloplast AS Class B	2,656	269,914
Columbus AS	4,653	4,079
D/S Norden AS	2,354	99,306
†Danske Bank AS	15,418	191,903
†Demant AS	4,628	114,411
Dfds AS	2,301	59,736
=,†Drilling Company of 1972 AS	701	33,461
DSV AS	2,568	300,834
FLSmidth & Co. AS	3,466	75,067
†Genmab AS	1,490	479,338
GN Store Nord AS	5,520	96,691
H Lundbeck AS	24,445	78,347
†H Lundbeck AS Class A	3,565	10,641
†H+H International AS Class B	1,148	15,024
†ISS AS	10,565	162,872
Jeudan AS	246	8,399
†Jyske Bank AS	3,946	205,359
Matas AS	3,162	28,029
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
†Netcompany Group AS	1,392	$ 46,539
†Nilfisk Holding AS	2,249	38,955
†NKT AS	2,918	137,765
†NNIT AS	488	3,376
Novo Nordisk AS ADR	2,700	269,001
Novo Nordisk AS Class B	24,610	2,451,594
Novozymes AS Class B	3,278	164,726
†NTG Nordic Transport Group AS Class A	319	7,917
Orsted AS	1,297	103,372
Pandora AS	6,215	290,652
Per Aarsleff Holding AS	1,112	27,351
Ringkjoebing Landbobank AS	2,114	224,148
ROCKWOOL AS Class A	423	67,119
ROCKWOOL AS Class B	458	72,244
Royal Unibrew AS	3,551	230,090
†RTX AS	299	4,532
Scandinavian Tobacco Group AS Class A	5,273	76,499
Schouw & Co. AS	848	49,475
SimCorp AS	2,948	165,919
Solar AS Class B	701	45,884
SP Group AS	170	4,681
Spar Nord Bank AS	6,082	67,874
Sparekassen Sjaelland-Fyn AS	1,222	24,591
Sydbank AS	4,169	114,179
†Tivoli AS	204	18,823
Topdanmark AS	3,407	159,606
Tryg AS	13,042	269,238
†Zealand Pharma AS	1,529	34,731
		8,632,857
Faeroe Islands–0.07%
Vestas Wind Systems AS	14,994	276,082
		276,082
Finland–1.49%
Aktia Bank Oyj	3,682	34,895
Alandsbanken Abp Class B	968	29,632
Alma Media Oyj	1,259	9,797
Anora Group Oyj	1,138	7,552
Aspo Oyj	1,168	8,437
Atria Oyj	742	6,470
Cargotec Oyj Class B	3,471	104,831
Caverion Oyj	6,108	25,601
†Citycon Oyj	2,218	13,873
Elisa Oyj	6,877	311,590
†Enento Group Oyj	540	11,123
†Finnair Oyj	46,789	16,202
Fiskars OYJ Abp	2,492	36,139
Fortum Oyj	12,493	167,869
†F-Secure Oyj	2,413	5,802

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Harvia Oyj	658	$ 8,956
Huhtamaki Oyj	6,975	221,825
Kemira Oyj	10,616	117,633
Kesko Oyj Class A	6,192	111,503
Kesko Oyj Class B	16,144	301,198
Kojamo Oyj	5,368	69,135
Kone Oyj Class B	7,325	282,221
Konecranes Oyj	4,282	85,073
Lassila & Tikanoja Oyj	2,818	27,473
Marimekko Oyj	2,270	19,253
Metsa Board Oyj Class B	13,239	96,231
Metso Outotec Oyj	23,590	156,439
†Musti Group Oyj	1,221	21,203
Neste Oyj	5,875	256,088
Nokia Oyj	92,344	396,438
Nokia Oyj ADR	6,019	25,701
Nordea Bank Abp	33,511	286,377
Olvi Oyj Class A	1,276	39,356
Oriola Oyj Class B	10,932	19,114
Orion Oyj Class A	1,949	82,899
Orion Oyj Class B	7,894	332,396
Outokumpu Oyj	33,170	113,588
Ponsse Oyj	944	22,852
†QT Group Oyj	745	28,239
Raisio Oyj Class V	7,767	14,356
Revenio Group Oyj	982	36,442
Sampo Oyj Class A	12,733	543,592
Sanoma Oyj	5,246	62,903
†Stockmann OYJ Abp Class B	1,585	3,225
Stora Enso Oyj Class R	29,203	370,979
Taaleri Oyj	1,347	12,092
Terveystalo Oyj	6,412	51,775
TietoEVRY Oyj	6,474	146,493
Tokmanni Group Corp.	5,246	57,214
UPM-Kymmene Oyj	17,892	567,792
Uponor Oyj	3,944	51,830
Vaisala Oyj Class A	1,389	50,912
Valmet Oyj	10,528	212,836
Wartsila OYJ Abp	15,057	96,183
†WithSecure Oyj	2,413	3,792
YIT Oyj	11,776	33,010
		6,226,430
France–7.12%
ABC arbitrage	1,320	8,279
†Accor SA	7,343	153,730
†Aeroports de Paris	416	48,073
†Air France-KLM	25,148	31,670
Air Liquide SA	4,048	462,683
Airbus SE	7,105	612,454
AKWEL	593	8,497
ALD SA	7,147	65,880
Alstom SA	14,223	230,068
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Alten SA	1,319	$ 144,945
Amundi SA	3,007	125,184
Arkema SA	5,566	405,644
Assystem SA	625	21,540
†Atos SE	5,977	47,250
Aubay	366	15,594
AXA SA	22,429	489,690
Axway Software SA	477	7,900
Bastide le Confort Medical	242	6,771
Beneteau SA	3,551	36,454
Bigben Interactive	1,625	16,587
BioMerieux	1,124	88,908
BNP Paribas SA	16,290	688,077
Boiron SA	873	37,860
Bollore SE	36,931	169,442
Bonduelle SCA	1,767	19,547
Bouygues SA	15,835	414,220
Bureau Veritas SA	10,968	245,437
Capgemini SE	2,554	408,896
Carrefour SA	44,535	617,660
†Casino Guichard Perrachon SA	2,697	25,229
Catana Group	1,510	8,143
CBo Territoria	2,578	8,843
Cegedim SA	545	7,572
†CGG SA	51,187	35,565
Chargeurs SA	935	10,776
Cie de Saint-Gobain	21,067	753,263
†Cie des Alpes	1,197	14,410
Cie Generale des Etablissements Michelin SCA	35,432	793,879
Cie Plastic Omnium SA	4,354	57,085
†Coface SA	9,918	94,776
Credit Agricole SA	25,802	209,461
Danone SA	6,723	317,899
Dassault Aviation SA	930	105,807
Dassault Systemes SE	2,963	102,298
Derichebourg SA	9,326	37,160
Edenred	6,519	300,335
Eiffage SA	6,266	502,489
Electricite de France SA	15,727	182,393
Electricite de Strasbourg SA	55	4,905
†Elior Group SA	8,292	15,115
Elis SA	17,675	178,203
Engie SA	46,684	537,328
Equasens	336	19,950
Eramet SA	660	51,949
EssilorLuxottica SA	2,215	301,069
†Esso SA Francaise	184	8,044
Etablissements Maurel et Prom SA	5,157	20,086
Eurazeo SE	2,356	122,939

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Euroapi SA	433	$ 7,188
Eutelsat Communications SA	17,127	132,293
Exel Industries Class A	95	3,259
†Faurecia SE	11,277	121,994
Fnac Darty SA	1,886	52,131
Gaztransport Et Technigaz SA	1,842	203,105
Getlink SE	8,087	125,408
†GL Events	866	12,607
Groupe Crit	390	21,361
†Groupe Gorge SA	543	8,943
Guerbet	783	12,389
Haulotte Group SA	610	1,586
Hermes International	366	430,460
HEXAOM	195	3,199
†ID Logistics Group	233	57,243
Imerys SA	2,970	89,587
Infotel SA	163	7,636
Ipsen SA	2,871	265,711
IPSOS	3,552	158,736
Jacquet Metals SACA	1,315	16,370
†JCDecaux SA	6,129	71,914
Kaufman & Broad SA	1,637	32,079
Kering SA	1,212	537,581
Korian SA	5,582	56,892
La Francaise des Jeux SAEM	4,543	134,763
Lectra	1,962	54,348
Legrand SA	5,155	333,317
Linedata Services	218	7,414
LISI	2,070	36,211
LNA Sante SA	494	13,992
L'Oreal SA	1,606	513,506
LVMH Moet Hennessy Louis Vuitton SE	3,966	2,338,253
Maisons du Monde SA	3,382	26,567
Manitou BF SA	943	15,157
Manutan International	231	13,629
Mersen SA	1,714	47,467
Metropole Television SA	2,859	34,516
†Nacon SA	731	2,921
Neoen SA	1,142	38,058
Nexans SA	2,567	228,509
Nexity SA	3,478	70,609
Oeneo SA	52	754
Orange SA	123,968	1,121,233
†Orpea SA	2,643	28,866
Pernod Ricard SA	1,236	226,749
†Publicis Groupe SA	7,651	362,525
Quadient SA	2,522	34,907
†Rallye SA	1,545	4,024
Remy Cointreau SA	484	80,319
†Renault SA	11,533	312,037
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Rexel SA	17,812	$ 266,944
Robertet SA	45	36,089
Rothschild & Co.	2,741	89,598
Rubis SCA	4,691	97,621
Safran SA	1,033	93,992
Samse SA	6	994
Sanofi	9,974	759,485
Sartorius Stedim Biotech	457	140,179
Savencia SA	292	14,595
Schneider Electric SE	4,589	518,331
SCOR SE	14,330	207,174
SEB SA	1,763	110,894
Seche Environnement SA	286	21,218
†SMCP SA	2,424	12,117
Societe BIC SA	1,667	105,739
Societe Generale SA	18,511	366,075
Societe LDC SA	194	17,644
Societe pour l'Informatique Industrielle	665	27,964
Sodexo SA	4,088	307,010
†SOITEC	722	82,441
†Solocal Group	4,175	3,163
Somfy SA	487	45,134
Sopra Steria Group SACA	1,582	200,151
SPIE SA	10,196	213,563
Stef SA	359	26,311
Synergie SE	615	14,353
†Technicolor Creative Studios SA	8,058	15,400
Technip Energies NV	10,199	115,583
Teleperformance	1,886	478,448
Television Francaise 1	5,220	29,821
Thales SA	4,111	453,007
Thermador Groupe	504	33,539
Totalenergies EP Gabon	103	15,142
TotalEnergies SE	64,462	3,024,205
TotalEnergies SE ADR	4,971	231,251
Trigano SA	757	66,471
†Ubisoft Entertainment SA	6,574	180,670
Valeo SA	19,292	291,499
†Vallourec SA	7,709	73,873
†Vantiva SA	8,058	8,118
Veolia Environnement SA	10,027	191,638
Verallia SA	4,319	97,099
Vetoquinol SA	184	14,388
Vicat SA	1,860	41,772
Vilmorin & Cie SA	478	18,713
Vinci SA	13,321	1,077,146
Virbac SA	258	67,111
Vivendi SE	25,022	194,085
†Voltalia SA	519	9,099
Wavestone	400	17,232

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Worldline SA	7,104	$ 280,790
		29,771,113
Georgia–0.01%
TBC Bank Group PLC	1,193	22,219
		22,219
Germany–5.81%
1&1 AG	3,646	48,301
7C Solarparken AG	3,891	17,632
†Aareal Bank AG	4,558	143,840
Adesso SE	209	21,016
adidas AG	2,453	282,000
AIXTRON SE	1,396	33,580
All for One Group SE	186	8,130
Allgeier SE	430	11,284
Allianz SE	4,523	712,527
Amadeus Fire AG	345	28,162
Atoss Software AG	302	33,660
Aurubis AG	2,910	151,916
†Auto1 Group SE	1,704	10,653
BASF SE	24,372	935,358
Basler AG	591	13,423
†Bauer AG	1,332	8,337
Bayer AG	27,781	1,279,996
Bayerische Motoren Werke AG	9,241	626,332
BayWa AG	1,470	58,715
Bechtle AG	5,232	188,084
Beiersdorf AG	736	72,321
Bertrandt AG	393	12,835
†bet-at-home.com AG	209	905
Bilfinger SE	2,641	66,111
†Borussia Dortmund GmbH & Co. KGaA	4,770	15,438
Brenntag SE	7,903	477,752
CANCOM SE	1,984	46,816
Carl Zeiss Meditec AG	641	66,583
CECONOMY AG	11,681	13,571
CENIT AG	409	5,158
Cewe Stiftung & Co. KGAA	635	46,123
†Commerzbank AG	69,882	497,491
CompuGroup Medical SE & Co. KgaA	1,908	65,823
Continental AG	6,199	275,070
Covestro AG	17,209	492,034
CropEnergies AG	3,133	37,583
†CTS Eventim AG & Co. KGaA	3,467	142,639
†Daimler Truck Holding AG	13,682	309,315
†Delivery Hero SE	698	25,496
Dermapharm Holding SE	1,024	37,139
Deutsche Bank AG	46,643	345,290
Deutsche Boerse AG	2,354	385,883
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Deutsche Lufthansa AG	26,137	$ 150,240
Deutsche Post AG	16,284	490,794
Deutsche Telekom AG	106,576	1,814,101
Deutsche Telekom AG ADR	3,637	62,047
Deutsche Wohnen SE	773	14,696
Deutz AG	7,084	21,934
DIC Asset AG	2,395	18,133
Draegerwerk AG & Co. KGaA	351	12,951
Duerr AG	2,831	58,867
DWS Group GmbH & Co. KGaA	2,488	59,225
E.ON SE	121,614	934,333
Eckert & Ziegler Strahlen- und Medizintechnik AG	840	27,902
EDAG Engineering Group AG	532	5,266
ElringKlinger AG	2,669	15,328
Encavis AG	2,405	42,984
Energiekontor AG	647	52,726
EuroEyes International Eye Clinic Ltd. Class C	9,000	5,127
Evonik Industries AG	10,338	173,137
Fielmann AG	2,159	69,289
First Sensor AG	132	7,503
†flatexDEGIRO AG	2,364	21,044
†Fraport AG Frankfurt Airport Services Worldwide	2,790	100,325
Freenet AG	12,168	230,601
Fresenius Medical Care AG & Co. KGaA	7,027	197,972
Fresenius SE & Co. KGaA	16,582	353,449
FUCHS PETROLUB SE	2,470	54,429
GEA Group AG	6,460	209,065
Gerresheimer AG	2,539	123,969
Gesco AG	598	12,800
GFT Technologies SE	1,564	46,542
†GK Software SE	98	10,429
†H&R GmbH & Co. KGaA	1,285	7,105
Hamburger Hafen und Logistik AG	2,777	30,184
Hannover Rueck SE	1,053	157,850
Hapag-Lloyd AG	700	117,975
Hawesko Holding AG	179	6,052
HeidelbergCement AG	7,601	300,271
†Heidelberger Druckmaschinen AG	22,239	25,011
†HelloFresh SE	4,936	103,320
Henkel AG & Co. KGaA	1,789	101,388
Hensoldt AG	2,441	48,736
HOCHTIEF AG	593	28,070
Hornbach Holding AG & Co. KGaA	973	61,025

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HUGO BOSS AG	5,172	$ 240,813
†Hypoport SE	189	16,683
Indus Holding AG	1,375	24,421
Infineon Technologies AG	16,762	366,820
Instone Real Estate Group SE	2,366	19,561
Jenoptik AG	2,725	53,643
JOST Werke AG	789	27,509
K&S AG	17,258	326,815
KION Group AG	6,175	118,258
Kloeckner & Co. SE	5,996	45,746
Knorr-Bremse AG	2,313	99,328
†Koenig & Bauer AG	1,264	13,962
Kontron AG	2,163	30,542
Krones AG	723	63,538
KWS Saat SE & Co. KGaA	473	26,129
LANXESS AG	7,396	215,237
LEG Immobilien SE	2,629	156,924
Leifheit AG	726	9,463
†Leoni AG	1,918	11,473
†Manz AG	413	10,244
†Medigene AG	1,735	3,707
Mercedes-Benz Group AG	25,800	1,304,629
Merck KGaA	949	153,625
†METRO AG	15,327	106,844
MLP SE	5,885	29,991
MTU Aero Engines AG	812	121,357
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,555	374,321
Mutares SE & Co. KGaA	479	6,918
†Nagarro SE	732	64,313
Nemetschek SE	3,062	145,343
New Work SE	230	27,511
Nexus AG	743	34,770
†Nordex SE	6,395	50,390
Norma Group SE	2,359	31,773
OHB SE	563	16,689
PATRIZIA SE	1,823	18,831
Pfeiffer Vacuum Technology AG	280	34,507
PNE AG	4,798	82,927
ProSiebenSat.1 Media SE	18,951	134,267
PSI Software AG	901	17,165
Puma SE	4,816	222,789
†PVA TePla AG	1,053	15,240
†q.beyond AG	11,002	8,195
Rational AG	222	107,519
Rheinmetall AG	3,409	524,875
RWE AG	17,374	638,599
SAF-Holland SE	3,803	22,779
Salzgitter AG	2,683	50,806
SAP SE	4,173	340,079
Scout24 SE	2,339	117,208
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Secunet Security Networks AG	79	$ 14,102
†SGL Carbon SE	3,759	21,785
Siemens AG	6,262	612,066
Siemens Healthineers AG	975	41,823
Siltronic AG	1,210	68,238
Sirius Real Estate Ltd.	39,684	31,327
Sixt SE	915	72,780
†SMA Solar Technology AG	531	24,626
Software AG	3,066	69,905
STRATEC SE	652	51,814
Stroeer SE & Co. KGaA	2,308	86,932
Suedzucker AG	6,783	81,991
SUESS MicroTec SE	815	7,839
Surteco Group SE	396	7,374
Symrise AG	2,131	207,799
TAG Immobilien AG	9,159	73,094
Takkt AG	2,185	20,154
†Talanx AG	2,851	100,956
†TeamViewer AG	9,513	73,417
Technotrans SE	604	14,799
Telefonica Deutschland Holding AG	92,145	186,300
†thyssenkrupp AG	34,721	147,112
Traffic Systems SE	421	6,996
United Internet AG	8,611	160,973
Varta AG	609	17,269
VERBIO Vereinigte BioEnergie AG	2,083	122,912
†Vitesco Technologies Group AG Class A	1,970	95,775
Volkswagen AG	1,307	213,001
Vonovia SE	10,495	226,501
Vossloh AG	732	22,202
Wacker Chemie AG	1,267	130,255
Wacker Neuson SE	2,960	38,651
Washtec AG	765	24,168
†Westwing Group SE	241	1,320
Wuestenrot & Wuerttembergische AG	1,974	26,278
†Zalando SE	2,358	46,059
Zeal Network SE	1,058	27,212
		24,295,398
Greenland–0.13%
Ferguson PLC	5,075	526,426
		526,426
Guernsey–0.00%
=,†,πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–2.37%
AIA Group Ltd.	197,400	1,643,533

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Analogue Holdings Ltd.	86,000	$ 13,585
†Apollo Future Mobility Group Ltd.	332,000	9,306
ASMPT Ltd.	21,900	132,757
Bank of East Asia Ltd.	79,019	86,420
BOC Aviation Ltd.	16,200	114,525
BOC Hong Kong Holdings Ltd.	58,000	192,892
BOCOM International Holdings Co. Ltd.	59,000	3,232
=,†Brightoil Petroleum Holdings Ltd.	123,000	4,408
Budweiser Brewing Co. APAC Ltd.	20,200	52,602
=,†Burwill Holdings Ltd.	208,000	352
Cafe de Coral Holdings Ltd.	48,000	59,550
†Cathay Pacific Airways Ltd.	100,909	106,094
†Century City International Holdings Ltd.	124,000	4,579
†China Energy Development Holdings Ltd.	840,000	15,410
Chow Sang Sang Holdings International Ltd.	30,000	30,460
Chow Tai Fook Jewellery Group Ltd.	52,600	98,855
CITIC Telecom International Holdings Ltd.	159,000	51,428
CK Asset Holdings Ltd.	38,280	229,810
CK Hutchison Holdings Ltd.	45,680	251,525
CK Infrastructure Holdings Ltd.	17,000	86,705
CK Life Sciences International Holdings, Inc.	194,000	15,224
CLP Holdings Ltd.	23,500	177,607
Convenience Retail Asia Ltd.	48,000	5,014
†Cowell e Holdings, Inc.	8,000	11,704
Crystal International Group Ltd.	46,500	14,697
CSI Properties Ltd.	300,000	6,205
Dah Sing Banking Group Ltd.	44,000	29,106
Dah Sing Financial Holdings Ltd.	13,200	29,986
Eagle Nice International Holdings Ltd.	4,000	2,227
EC Healthcare	28,000	17,300
Emperor International Holdings Ltd.	106,000	8,495
†Esprit Holdings Ltd.	212,000	19,922
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†ESR Group Ltd.	16,400	$ 41,252
Fairwood Holdings Ltd.	6,000	7,568
Far East Consortium International Ltd.	134,163	29,977
First Pacific Co. Ltd.	172,000	52,298
Fountain SET Holdings Ltd.	66,000	7,056
FSE Lifestyle Services Ltd.	22,000	13,988
†Fullwealth International Group Holdings Ltd.	40,000	10,090
Galaxy Entertainment Group Ltd.	15,000	88,168
Giordano International Ltd.	126,000	22,554
=,†Gold Fin Holdings	80,000	0
†Goodbaby International Holdings Ltd.	98,000	9,448
Great Eagle Holdings Ltd.	14,722	27,467
Guotai Junan International Holdings Ltd.	312,000	22,954
†Haitong International Securities Group Ltd.	225,350	19,175
Hang Lung Group Ltd.	52,000	83,945
Hang Lung Properties Ltd.	96,000	157,645
Hang Seng Bank Ltd.	9,900	150,406
Hanison Construction Holdings Ltd.	16,639	2,459
Henderson Land Development Co. Ltd.	30,412	85,160
HK Electric Investments & HK Electric Investments Ltd.	84,000	58,856
HKBN Ltd.	69,000	53,532
HKR International Ltd.	50,160	14,161
HKT Trust & HKT Ltd.	234,000	274,064
Hong Kong & China Gas Co. Ltd.	94,362	83,119
Hong Kong Exchanges & Clearing Ltd.	14,043	480,024
Hong Kong Technology Venture Co. Ltd.	17,000	10,372
†Hongkong & Shanghai Hotels Ltd.	43,044	37,234
Hongkong Land Holdings Ltd.	26,600	116,881
Hysan Development Co. Ltd.	21,000	52,845
†IGG, Inc.	87,000	26,712
†IRC Ltd.	298,000	4,352
ITC Properties Group Ltd.	32,819	4,014
Johnson Electric Holdings Ltd.	30,051	29,999
K Wah International Holdings Ltd.	78,000	24,217

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Karrie International Holdings Ltd.	52,000	$ 8,580
Kerry Logistics Network Ltd.	62,000	99,361
Kerry Properties Ltd.	41,500	78,666
†Kingston Financial Group Ltd.	186,000	4,929
Kowloon Development Co. Ltd.	35,000	40,441
†Lai Sun Development Co. Ltd.	45,450	22,002
†Lai Sun Garment International Ltd.	21,457	11,235
†Landing International Development Ltd.	96,000	2,079
†Lifestyle International Holdings Ltd.	28,500	16,479
Liu Chong Hing Investment Ltd.	10,000	8,518
L'Occitane International SA	27,750	83,659
Luk Fook Holdings International Ltd.	30,000	70,807
Man Wah Holdings Ltd.	120,400	76,239
†Mandarin Oriental International Ltd.	11,700	21,996
†Melco International Development Ltd.	53,000	40,929
†Melco Resorts & Entertainment Ltd. ADR	600	3,978
†Midland Holdings Ltd.	68,000	4,854
Miramar Hotel & Investment	13,000	19,877
Modern Dental Group Ltd.	35,000	7,804
MTR Corp. Ltd.	15,438	70,812
†NagaCorp Ltd.	70,651	46,271
Nameson Holdings Ltd.	38,000	1,888
New World Development Co. Ltd.	73,769	209,510
=,†NewOcean Energy Holdings Ltd.	62,000	231
Nissin Foods Co. Ltd.	36,000	28,068
Orient Overseas International Ltd.	6,000	104,418
=,†Pacific Andes International Holdings Ltd.	338,000	1,180
Pacific Basin Shipping Ltd.	401,000	123,822
†Pacific Century Premium Developments Ltd.	37,368	1,613
Pacific Textiles Holdings Ltd.	82,000	25,527
PC Partner Group Ltd.	28,000	15,006
PCCW Ltd.	313,444	141,413
Perfect Medical Health Management Ltd.	15,000	6,374
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Pico Far East Holdings Ltd.	58,000	$ 7,888
Plover Bay Technologies Ltd.	24,000	7,300
Power Assets Holdings Ltd.	23,000	115,294
PRADA SpA	18,300	84,864
Public Financial Holdings Ltd.	24,000	6,669
†Regal Hotels International Holdings Ltd.	18,000	6,719
Regina Miracle International Holdings Ltd.	29,000	16,131
†Sa Sa International Holdings Ltd.	124,445	17,211
†Samsonite International SA	75,600	181,319
†Shangri-La Asia Ltd.	84,000	58,332
†Shenwan Hongyuan HK Ltd.	20,000	1,179
†Shun Tak Holdings Ltd.	92,000	12,828
Sino Land Co. Ltd.	162,581	213,847
SITC International Holdings Co. Ltd.	90,000	165,054
†SJM Holdings Ltd.	191,250	71,028
SmarTone Telecommunications Holdings Ltd.	33,500	17,548
Soundwill Holdings Ltd.	5,000	4,262
Stella International Holdings Ltd.	36,000	35,726
Sun Hung Kai Properties Ltd.	15,000	165,544
SUNeVision Holdings Ltd.	49,000	26,007
Swire Pacific Ltd. Class A	25,000	186,863
Swire Pacific Ltd. Class B	45,000	52,556
Swire Properties Ltd.	13,400	28,827
Tai Hing Group Holdings Ltd.	62,000	7,802
Tao Heung Holdings Ltd.	2,000	204
Techtronic Industries Co. Ltd.	32,500	310,119
†Television Broadcasts Ltd.	36,000	15,909
Texhong Textile Group Ltd.	9,500	6,471
Texwinca Holdings Ltd.	36,000	4,839
Town Health International Medical Group Ltd.	336,000	17,978
Tradelink Electronic Commerce Ltd.	74,000	7,799
†Transport International Holdings Ltd.	14,232	17,338
United Laboratories International Holdings Ltd.	98,000	40,695

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Vitasoy International Holdings Ltd.	42,000	$ 52,227
†VPower Group International Holdings Ltd.	11,052	1,033
VSTECS Holdings Ltd.	60,000	33,614
VTech Holdings Ltd.	12,100	69,375
†Wang On Group Ltd.	1,220,000	9,175
WH Group Ltd.	632,341	397,704
Wharf Real Estate Investment Co. Ltd.	25,000	113,335
Wing Tai Properties Ltd.	16,000	7,358
Xinyi Glass Holdings Ltd.	130,000	188,004
YTO Express Holdings Ltd.	28,000	6,378
Yue Yuen Industrial Holdings Ltd.	58,500	74,614
†Zensun Enterprises Ltd.	55,000	11,351
†Zhaobangji Properties Holdings Ltd.	112,000	6,064
		9,908,455
Ireland–0.87%
AIB Group PLC	48,458	117,927
Bank of Ireland Group PLC	63,663	408,334
†C&C Group PLC	20,973	34,878
†Cairn Homes PLC	36,288	29,356
COSMO Pharmaceuticals NV	116	5,403
CRH PLC ADR	33,993	1,095,594
†Dalata Hotel Group PLC	7,555	20,882
DCC PLC	4,771	247,770
FBD Holdings PLC	1,118	10,957
†Flutter Entertainment PLC	4,298	472,097
Glanbia PLC	7,809	90,216
†Glenveagh Properties PLC	42,689	37,145
Grafton Group PLC	12,744	94,602
†Hostelworld Group Plc	9,886	8,124
Irish Continental Group PLC	13,703	51,653
James Hardie Industries PLC	10,337	203,045
Kerry Group PLC Class A	1,318	117,476
Keywords Studios PLC	709	18,086
Kingspan Group PLC	4,808	216,622
†Permanent TSB Group Holdings PLC	929	1,430
Smurfit Kappa Group PLC	12,570	359,492
		3,641,089
Isle Of Man–0.04%
Entain PLC	12,640	151,130
Strix Group PLC	6,954	9,550
		160,680
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–1.20%
Afcon Holdings Ltd.	294	$ 14,676
AFI Properties Ltd.	894	31,827
Africa Israel Residences Ltd.	328	14,207
†Airport City Ltd.	3,084	48,791
Alrov Properties & Lodgings Ltd.	323	19,371
Amot Investments Ltd.	3,705	21,182
Arad Ltd.	603	7,364
Ashtrom Group Ltd.	2,536	53,097
AudioCodes Ltd.	1,427	31,123
Aura Investments Ltd.	6,537	11,219
Azorim-Investment Development & Construction Co. Ltd.	3,495	12,050
Azrieli Group Ltd.	254	17,335
Bank Hapoalim BM	19,205	162,118
Bank Leumi Le-Israel BM	39,866	340,486
Bezeq The Israeli Telecommunication Corp. Ltd.	98,436	160,913
Big Shopping Centers Ltd.	238	26,481
Blue Square Real Estate Ltd.	300	18,176
†Brack Capital Properties NV	158	18,199
†Cellcom Israel Ltd.	6,426	32,594
†Clal Insurance Enterprises Holdings Ltd.	4,306	72,803
Danel Adir Yeoshua Ltd.	298	31,164
Delek Automotive Systems Ltd.	3,464	46,767
†Delek Group Ltd.	768	121,244
Delta Galil Industries Ltd.	858	39,639
Delta Israel Brands Ltd.	528	8,014
Dor Alon Energy in Israel 1988 Ltd.	819	27,090
Duniec Brothers Ltd.	208	11,093
Elbit Systems Ltd.	650	123,385
Electra Consumer Products 1970 Ltd.	515	18,684
Electra Ltd.	132	73,851
Electra Real Estate Ltd.	1,339	17,879
Energix-Renewable Energies Ltd.	6,392	24,822
†Enlight Renewable Energy Ltd.	14,426	30,403
†Equital Ltd.	1,918	55,880
†Fattal Holdings 1998 Ltd.	340	32,858
First International Bank Of Israel Ltd.	3,895	157,495
FMS Enterprises Migun Ltd.	399	12,542
Formula Systems 1985 Ltd.	762	61,885

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Fox Wizel Ltd.	1,055	$ 119,470
Gav-Yam Lands Corp. Ltd.	2,549	20,968
†Gilat Satellite Networks Ltd.	1,455	7,592
Hamat Group Ltd.	832	6,921
Harel Insurance Investments & Financial Services Ltd.	9,588	84,280
Hilan Ltd.	1,352	72,214
ICL Group Ltd.	17,105	137,087
IDI Insurance Co. Ltd.	511	13,821
Ilex Medical Ltd.	301	6,899
Infinya Ltd.	295	27,358
Inrom Construction Industries Ltd.	7,985	31,496
Isracard Ltd.	1	2
Israel Canada T.R Ltd.	3,989	13,223
Israel Discount Bank Ltd. Class A	49,341	248,448
Israel Land Development - Urban Renewal Ltd.	991	13,559
Isras Investment Co. Ltd.	128	23,408
†Kamada Ltd.	634	2,805
Kerur Holdings Ltd.	403	9,216
M Yochananof & Sons Ltd.	297	16,952
Malam - Team Ltd.	1,739	37,762
Matrix IT Ltd.	2,451	55,421
Maytronics Ltd.	4,037	49,778
Mediterranean Towers Ltd.	4,876	13,973
Mega Or Holdings Ltd.	1,052	30,526
†Mehadrin Ltd.	38	1,563
†Meitav Investments House Ltd.	2,844	10,621
†Menora Mivtachim Holdings Ltd.	2,003	38,355
Migdal Insurance & Financial Holdings Ltd.	29,788	39,579
Mivne Real Estate KD Ltd.	25,661	75,443
Mizrahi Tefahot Bank Ltd.	6,227	218,001
†Naphtha Israel Petroleum Corp. Ltd.	2,641	13,816
†Neto Malinda Trading Ltd.	834	25,718
†Neto ME Holdings Ltd.	91	3,883
†Nice Ltd. Sponsored ADR	114	21,459
†Nova Ltd.	1,065	91,467
Oil Refineries Ltd.	183,266	62,522
One Software Technologies Ltd.	1,800	27,185
†OPC Energy Ltd.	3,139	34,904
Palram Industries 1990 Ltd.	1,245	13,536
†Partner Communications Co. Ltd.	10,680	76,961
†Paz Oil Co. Ltd.	681	74,425
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Perion Network Ltd.	1,094	$ 20,906
Phoenix Holdings Ltd.	12,304	116,465
Plasson Industries Ltd.	216	10,301
Plus500 Ltd.	6,766	123,784
Prashkovsky Investments & Construction Ltd.	354	9,992
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	557	39,916
Sano-Brunos Enterprises Ltd.	99	6,807
Scope Metals Group Ltd.	396	17,201
Shapir Engineering & Industry Ltd.	3,710	29,945
†Shikun & Binui Ltd.	14,482	58,491
Shufersal Ltd.	9,132	57,098
Strauss Group Ltd.	2,412	57,148
Tadiran Group Ltd.	443	62,162
Tamar Petroleum Ltd.	6,761	22,517
Telsys Ltd.	266	13,503
†Teva Pharmaceutical Industries Ltd. ADR	24,780	199,975
TIV TAAM Holdings 1 Ltd.	2,570	5,485
†Tower Semiconductor Ltd.	5,841	256,654
YH Dimri Construction & Development Ltd.	672	45,426
		5,035,100
Italy–2.15%
A2A SpA	103,471	100,517
ACEA SpA	4,679	50,799
Amplifon SpA	7,582	197,544
Anima Holding SpA	20,240	57,450
Aquafil SpA	1,318	7,070
Arnoldo Mondadori Editore SpA	9,603	14,355
Ascopiave SpA	2,898	5,978
Assicurazioni Generali SpA	21,987	300,218
Avio SpA	2,148	19,264
Azimut Holding SpA	9,520	135,786
Banca Generali SpA	3,737	103,641
Banca IFIS SpA	2,288	25,264
Banca Mediolanum SpA	12,806	80,193
†Banca Monte dei Paschi di Siena S.p.A.	34	792
Banca Popolare di Sondrio SPA	34,148	112,752
Banco BPM SpA	134,908	352,760
Banco di Desio e della Brianza SpA	4,685	12,535
Be Shaping The Future SpA	10,569	35,442
BFF Bank SpA	10,088	67,004
Biesse SpA	435	4,815

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
BPER Banca	87,370	$ 133,903
Brembo SpA	9,934	81,949
Brunello Cucinelli SpA	2,373	114,761
Buzzi Unicem SpA	8,545	120,878
Carel Industries SpA	2,350	43,732
Cementir Holding NV	2,477	13,497
†CIR SpA-Compagnie Industriali	42,425	16,403
CNH Industrial NV	39,714	444,489
Credito Emiliano SpA	7,868	44,376
Danieli & C Officine Meccaniche SpA	5,604	73,944
Davide Campari-Milano NV	4,307	38,106
De' Longhi SpA	2,087	30,505
DiaSorin SpA	1,484	165,603
Digital Bros SpA	331	7,263
doValue SpA	3,693	19,458
†Elica SpA	3,193	7,487
Emak SpA	9,453	8,235
†Enav SpA	7,019	25,541
Enel SpA	125,556	514,933
Eni SpA	78,810	837,647
ERG SpA	3,393	93,401
Esprinet SpA	1,533	9,294
Ferrari NV	1,901	352,038
†Fincantieri SpA	11,573	5,242
FinecoBank Banca Fineco SpA	17,518	216,356
Gefran SpA	845	6,043
†Geox SpA	789	558
Gruppo MutuiOnline SpA	1,221	23,892
Hera SpA	65,181	138,502
IMMSI SpA	4,790	1,737
Infrastrutture Wireless Italiane SpA	8,182	71,384
Interpump Group SpA	573	18,532
Intesa Sanpaolo SpA	201,890	333,727
Iren SpA	40,187	52,977
Italgas SpA	26,577	123,417
†Iveco Group NV	9,343	44,058
†Juventus Football Club SpA	63,710	17,914
†KME Group SpA	24,066	11,522
Leonardo SpA	19,643	139,080
LU-VE SpA	721	14,945
Maire Tecnimont SpA	9,843	23,063
Mediobanca Banca di Credito Finanziario SpA	27,877	218,130
†MFE-MediaForEurope NV Class A	90,865	26,613
†MFE-MediaForEurope NV Class B	31,335	13,790
Moncler SpA	4,986	203,551
†Newlat Food SpA	1,500	7,318
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Nexi SpA	9,483	$ 76,605
Orsero SpA	801	11,477
OVS SpA	25,902	42,876
Pharmanutra SpA	227	14,647
Piaggio & C SpA	13,390	26,961
Pirelli & C SpA	24,241	78,957
Poste Italiane SpA	26,205	197,979
Prima Industrie SpA	237	5,699
Prysmian SpA	7,474	214,084
RAI Way SpA	7,667	34,994
Recordati Industria Chimica e Farmaceutica SpA	3,011	110,198
Reply SpA	1,161	120,928
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	11,194
Sabaf SpA	510	8,315
SAES Getters SpA	445	8,695
†Safilo Group SpA	2,772	3,456
Salvatore Ferragamo SpA	4,152	58,264
Sanlorenzo SpA/Ameglia	298	9,566
†Saras SpA	40,141	38,161
Sesa SpA	667	72,211
SIT SpA	893	5,606
Snam SpA	23,121	93,454
SOL SpA	1,655	25,397
†Spaxs SpA	2,590	17,435
Technogym SpA	5,657	35,245
†Telecom Italia SpA	880,675	160,942
Terna - Rete Elettrica Nazionale	26,385	160,699
Tinexta Spa	1,206	22,320
†Tod's SpA	380	15,475
UniCredit SpA	45,193	457,538
Unieuro SpA	1,596	15,947
Unipol Gruppo SpA	32,825	127,491
UnipolSai Assicurazioni SpA	40,163	83,295
Webuild SpA	8,251	10,054
Wiit SpA	381	5,177
Zignago Vetro SpA	1,349	14,553
		8,989,868
Japan–22.46%
77 Bank Ltd.	4,800	59,310
A&D HOLON Holdings Co. Ltd.	2,600	14,661
ABC-Mart, Inc.	600	25,886
Achilles Corp.	800	7,192
Adastria Co. Ltd.	1,600	23,764
ADEKA Corp.	6,100	91,077
Ad-sol Nissin Corp.	1,300	13,163
Advan Group Co. Ltd.	1,400	7,878
Advantest Corp.	5,100	235,521

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Adventure, Inc.	300	$ 25,070
Aeon Co. Ltd.	12,600	235,286
Aeon Delight Co. Ltd.	1,500	29,437
Aeon Fantasy Co. Ltd.	1,000	23,980
Aeon Hokkaido Corp.	2,300	18,001
Aeon Mall Co. Ltd.	4,400	49,017
Aeria, Inc.	1,700	5,431
AGC, Inc.	12,900	401,601
Agro-Kanesho Co. Ltd.	800	7,220
Ahresty Corp.	1,900	4,738
Ai Holdings Corp.	2,000	28,599
Aica Kogyo Co. Ltd.	2,800	60,642
=,†Aichi Bank Ltd.	600	22,797
Aichi Steel Corp.	1,200	17,106
Aichi Tokei Denki Co. Ltd.	1,500	14,396
Ain Holdings, Inc.	1,500	64,826
Air Water, Inc.	13,900	164,181
Airport Facilities Co. Ltd.	2,700	9,693
†Airtrip Corp.	1,500	29,533
Aisan Industry Co. Ltd.	2,000	9,447
Aisin Corp.	10,400	267,693
Ajinomoto Co., Inc.	9,800	267,847
Ajis Co. Ltd.	700	9,802
Akatsuki, Inc.	800	11,523
†Akebono Brake Industry Co. Ltd.	7,100	7,811
Akita Bank Ltd.	1,500	16,676
Albis Co. Ltd.	600	9,668
Alconix Corp.	1,500	13,621
Alfresa Holdings Corp.	10,800	125,869
Alinco, Inc.	2,100	13,067
Alleanza Holdings Co. Ltd.	1,600	10,872
Alpen Co. Ltd.	2,200	31,374
Alps Alpine Co. Ltd.	15,024	108,606
Alps Logistics Co. Ltd.	1,100	7,852
Altech Corp.	1,980	25,329
Amada Co. Ltd.	18,700	127,065
Amano Corp.	3,800	63,850
Amiyaki Tei Co. Ltd.	300	6,042
Amvis Holdings, Inc.	2,000	33,646
†ANA Holdings, Inc.	3,100	58,318
Anest Iwata Corp.	1,300	7,698
Anritsu Corp.	8,100	88,056
AOKI Holdings, Inc.	3,000	14,680
Aoyama Trading Co. Ltd.	3,400	21,453
Aoyama Zaisan Networks Co. Ltd.	1,300	8,412
Aozora Bank Ltd.	6,700	119,785
Arakawa Chemical Industries Ltd.	1,000	6,778
Arata Corp.	1,100	31,221
Arcland Corp.	1,000	10,036
Arcland Service Holdings Co. Ltd.	1,400	20,676
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Arcs Co. Ltd.	3,600	$ 51,372
Arealink Co. Ltd.	700	8,493
Argo Graphics, Inc.	800	20,003
ARTERIA Networks Corp.	1,900	15,636
As One Corp.	400	16,520
Asahi Co. Ltd.	1,900	17,183
Asahi Group Holdings Ltd.	6,500	202,644
Asahi Holdings, Inc.	6,600	92,697
Asahi Intecc Co. Ltd.	3,400	54,224
Asahi Kasei Corp.	76,800	508,978
Asahi Kogyosha Co. Ltd.	1,000	12,232
Asahi Net, Inc.	1,400	5,667
ASAHI YUKIZAI Corp.	1,500	22,675
Asanuma Corp.	1,000	18,489
Asia Pile Holdings Corp.	1,700	5,660
Asics Corp.	9,100	144,927
ASKA Pharmaceutical Holdings Co. Ltd.	2,200	16,927
ASKUL Corp.	2,000	20,587
Astellas Pharma, Inc.	7,300	96,705
Astena Holdings Co. Ltd.	2,300	6,789
†Atrae, Inc.	700	7,836
Aucnet, Inc.	1,200	18,532
Autobacs Seven Co. Ltd.	5,300	51,216
Avant Corp.	2,000	19,988
Avantia Co. Ltd.	1,400	7,674
Avex, Inc.	2,300	24,485
Awa Bank Ltd.	2,500	32,717
Axial Retailing, Inc.	1,600	35,956
Azbil Corp.	2,400	62,561
Bandai Namco Holdings, Inc.	2,700	175,954
Bando Chemical Industries Ltd.	4,300	30,516
Bank of Iwate Ltd.	1,400	17,344
Bank of Kochi Ltd.	500	2,206
Bank of Kyoto Ltd.	2,800	102,832
Bank of Nagoya Ltd.	700	14,550
Bank of Saga Ltd.	1,500	15,752
Bank of the Ryukyus Ltd.	3,500	18,550
Bank of Toyama Ltd.	500	6,012
Baroque Japan Ltd.	2,900	15,788
Base Co. Ltd.	600	14,347
BayCurrent Consulting, Inc.	500	129,717
Belc Co. Ltd.	900	33,543
Bell System24 Holdings, Inc.	3,000	28,698
Belluna Co. Ltd.	3,800	18,342
Benefit One, Inc.	3,600	50,460
Benesse Holdings, Inc.	5,200	77,424
†Bengo4.com, Inc.	600	14,824
Bic Camera, Inc.	6,700	57,166
BIPROGY, Inc.	4,100	88,849

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
BML, Inc.	1,700	$ 38,373
Bourbon Corp.	500	7,303
BP Castrol KK	1,800	13,417
Br Holdings Corp.	2,000	4,409
†BrainPad, Inc.	900	5,434
Bridgestone Corp.	15,000	485,114
Broadband Tower, Inc.	9,400	10,543
Broadleaf Co. Ltd.	7,700	26,790
Brother Industries Ltd.	9,900	171,038
Bunka Shutter Co. Ltd.	4,300	30,461
Business Brain Showa-Ota, Inc.	700	6,755
Calbee, Inc.	4,500	96,361
Canon Electronics, Inc.	1,900	20,788
Canon Marketing Japan, Inc.	3,000	66,414
Canon, Inc.	10,200	222,794
Capcom Co. Ltd.	5,200	130,923
Careerlink Co. Ltd.	700	10,751
Carlit Holdings Co. Ltd.	2,400	10,859
Carta Holdings, Inc.	500	5,767
Casa, Inc.	2,700	14,964
Casio Computer Co. Ltd.	12,000	105,324
Cawachi Ltd.	1,200	17,665
†CellSource Co. Ltd.	600	18,120
Celsys, Inc.	1,900	11,410
Central Automotive Products Ltd.	700	10,627
Central Glass Co. Ltd.	2,700	62,162
Central Japan Railway Co.	1,300	152,608
Central Security Patrols Co. Ltd.	900	14,819
Central Sports Co. Ltd.	600	10,134
Ceres, Inc.	1,000	6,268
Charm Care Corp. KK	3,000	21,599
Chiba Bank Ltd.	24,100	130,510
Chiba Kogyo Bank Ltd.	4,900	9,566
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	10,706
†Chiyoda Corp.	7,600	19,866
Chori Co. Ltd.	700	9,272
Chubu Electric Power Co., Inc.	10,800	97,131
Chubu Shiryo Co. Ltd.	1,700	12,235
Chuetsu Pulp & Paper Co. Ltd.	800	5,060
Chugai Pharmaceutical Co. Ltd.	8,000	199,865
Chugai Ro Co. Ltd.	300	3,189
=,†Chugoku Bank Ltd.	12,500	77,573
†Chugoku Electric Power Co., Inc.	9,500	48,059
Chugoku Marine Paints Ltd.	4,600	28,270
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
=,†Chukyo Bank Ltd.	700	$ 8,261
CI Takiron Corp.	4,000	14,461
Citizen Watch Co. Ltd.	20,800	86,801
CKD Corp.	4,200	49,869
CK-San-Etsu Co. Ltd.	700	18,814
CMIC Holdings Co. Ltd.	800	8,433
CMK Corp.	2,400	7,205
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	91,875
Colowide Co. Ltd.	4,400	56,519
Computer Engineering & Consulting Ltd.	1,800	18,311
COMSYS Holdings Corp.	6,400	108,595
Comture Corp.	2,300	36,314
Concordia Financial Group Ltd.	54,169	168,108
CONEXIO Corp.	1,700	13,958
Cosmo Energy Holdings Co. Ltd.	5,600	144,480
Cosmos Pharmaceutical Corp.	1,000	98,879
Cota Co. Ltd.	880	9,327
CRE, Inc.	500	5,055
Create Restaurants Holdings, Inc.	6,200	41,813
Create SD Holdings Co. Ltd.	1,300	28,248
Creek & River Co. Ltd.	1,100	18,817
Cresco Ltd.	900	10,187
CTI Engineering Co. Ltd.	1,000	19,593
CTS Co. Ltd.	2,700	13,645
Curves Holdings Co. Ltd.	3,600	20,413
CyberAgent, Inc.	10,400	87,569
Cybernet Systems Co. Ltd.	1,700	10,636
Cybozu, Inc.	2,000	20,654
Dai Nippon Toryo Co. Ltd.	2,000	9,876
Daicel Corp.	22,600	133,061
Dai-Dan Co. Ltd.	1,400	20,697
Daido Metal Co. Ltd.	3,800	12,679
Daido Steel Co. Ltd.	2,200	53,518
Daifuku Co. Ltd.	1,700	79,963
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	7,166
Daihen Corp.	1,400	35,954
Daiho Corp.	1,000	28,655
Dai-Ichi Cutter Kogyo KK	2,400	20,554
Daiichi Jitsugyo Co. Ltd.	600	15,990
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	8,415
Dai-ichi Life Holdings, Inc.	11,500	182,854
Daiichi Sankyo Co. Ltd.	3,800	106,213
Daiken Corp.	800	10,094
Daiken Medical Co. Ltd.	2,500	8,063

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiki Aluminium Industry Co. Ltd.	3,000	$ 24,311
Daikin Industries Ltd.	2,600	400,059
Daikokutenbussan Co. Ltd.	800	29,076
Daikyonishikawa Corp.	4,000	14,722
Dainichi Co. Ltd.	1,600	6,912
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	7,048
Daio Paper Corp.	6,400	51,337
Daiseki Co. Ltd.	1,200	36,786
Daishi Hokuetsu Financial Group, Inc.	3,050	56,618
Daishinku Corp.	1,000	5,990
Daito Pharmaceutical Co. Ltd.	900	15,304
Daito Trust Construction Co. Ltd.	1,900	177,730
Daitron Co. Ltd.	800	11,086
Daiwa House Industry Co. Ltd.	18,600	378,186
Daiwa Securities Group, Inc.	37,700	147,969
Daiwabo Holdings Co. Ltd.	7,800	100,571
DCM Holdings Co. Ltd.	9,200	74,975
Dear Life Co. Ltd.	2,300	8,806
Denka Co. Ltd.	5,500	120,941
Denso Corp.	4,300	196,610
Dentsu Group, Inc.	11,800	335,444
Denyo Co. Ltd.	1,100	10,436
Dexerials Corp.	4,700	105,221
Diamond Electric Holdings Co. Ltd.	700	5,653
DIC Corp.	6,100	101,862
Digital Arts, Inc.	900	38,969
Digital Garage, Inc.	2,100	50,351
Digital Hearts Holdings Co. Ltd.	1,000	13,070
Digital Information Technologies	1,900	19,360
dip Corp.	3,200	81,290
Direct Marketing MiX, Inc.	1,500	16,876
Disco Corp.	700	154,316
DKS Co. Ltd.	600	7,934
DMG Mori Co. Ltd.	9,200	105,074
Double Standard, Inc.	1,200	19,403
Doutor Nichires Holdings Co. Ltd.	1,900	22,840
Dowa Holdings Co. Ltd.	4,200	150,603
DTS Corp.	2,200	52,298
Duskin Co. Ltd.	2,700	53,065
DyDo Group Holdings, Inc.	600	19,987
Eagle Industry Co. Ltd.	2,500	18,703
Earth Corp.	1,000	35,871
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
East Japan Railway Co.	2,500	$ 128,211
Ebara Corp.	6,200	202,028
Ebara Foods Industry, Inc.	500	10,435
Ebara Jitsugyo Co. Ltd.	1,200	18,008
Ebase Co. Ltd.	1,200	4,264
Eco's Co. Ltd.	1,500	18,750
EDION Corp.	6,600	53,681
EF-ON, Inc.	960	4,241
eGuarantee, Inc.	2,400	41,460
†E-Guardian, Inc.	700	13,820
Ehime Bank Ltd.	2,500	14,879
Eidai Co. Ltd.	3,200	5,094
Eiken Chemical Co. Ltd.	2,300	28,641
Eisai Co. Ltd.	1,600	85,855
Elan Corp.	1,800	13,328
Elecom Co. Ltd.	4,000	39,864
Electric Power Development Co. Ltd.	5,700	80,606
Elematec Corp.	1,500	12,975
en Japan, Inc.	2,900	44,743
Endo Lighting Corp.	1,600	7,986
ENEOS Holdings, Inc.	211,950	683,571
Enigmo, Inc.	2,400	8,256
eRex Co. Ltd.	2,300	44,055
ES-Con Japan Ltd.	1,800	10,186
ESPEC Corp.	1,500	17,692
Exedy Corp.	2,000	22,796
EXEO Group, Inc.	6,300	91,083
Ezaki Glico Co. Ltd.	3,500	86,258
F&M Co. Ltd.	600	9,789
FALCO HOLDINGS Co. Ltd.	900	10,849
Fancl Corp.	2,700	53,734
FANUC Corp.	900	126,373
Fast Retailing Co. Ltd.	800	423,955
FCC Co. Ltd.	2,600	23,757
†FDK Corp.	1,200	6,442
Feed One Co. Ltd.	1,840	8,465
Ferrotec Holdings Corp.	2,600	42,390
FIDEA Holdings Co. Ltd.	1,800	15,696
Financial Products Group Co. Ltd.	5,700	44,570
FINDEX, Inc.	1,400	5,543
First Bank of Toyama Ltd.	3,100	8,675
First Brothers Co. Ltd.	1,700	9,924
Fixstars Corp.	1,500	10,860
FJ Next Holdings Co. Ltd.	1,500	10,450
Food & Life Cos. Ltd.	7,300	111,954
FP Corp.	2,600	63,782
France Bed Holdings Co. Ltd.	1,400	8,719
F-Tech, Inc.	1,100	3,749
Fudo Tetra Corp.	1,890	19,266
Fuji Co. Ltd.	1,400	18,238

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuji Corp.	6,100	$ 73,394
Fuji Corp. Ltd.	3,100	13,300
Fuji Electric Co. Ltd.	3,600	131,943
Fuji Kyuko Co. Ltd.	1,400	41,466
†Fuji Oil Co. Ltd.	6,500	13,028
Fuji Oil Holdings, Inc.	4,300	71,509
Fuji Pharma Co. Ltd.	700	5,015
Fuji Seal International, Inc.	2,700	28,593
Fuji Soft, Inc.	1,000	56,552
Fujibo Holdings, Inc.	1,300	29,496
Fujicco Co. Ltd.	1,300	17,166
FUJIFILM Holdings Corp.	3,600	164,429
Fujikura Composites, Inc.	1,400	8,561
Fujikura Kasei Co. Ltd.	1,700	4,825
†Fujikura Ltd.	24,000	143,146
Fujimi, Inc.	600	25,046
Fujimori Kogyo Co. Ltd.	900	20,040
Fujisash Co. Ltd.	13,300	6,260
Fujitsu General Ltd.	2,800	58,265
Fujitsu Ltd.	3,200	350,886
Fujiya Co. Ltd.	600	10,142
FuKoKu Co. Ltd.	1,800	12,056
Fukuda Corp.	400	13,295
Fukuda Denshi Co. Ltd.	700	34,636
Fukui Bank Ltd.	1,800	17,014
Fukui Computer Holdings, Inc.	500	11,691
Fukuoka Financial Group, Inc.	8,700	154,940
Fukushima Bank Ltd.	1,600	2,289
Fukushima Galilei Co. Ltd.	700	17,299
Fukuyama Transporting Co. Ltd.	2,400	54,267
FULLCAST Holdings Co. Ltd.	1,600	28,153
Funai Soken Holdings, Inc.	2,300	39,097
Furukawa Battery Co. Ltd.	2,300	17,857
Furukawa Co. Ltd.	3,300	27,644
Furukawa Electric Co. Ltd.	5,600	88,781
Furuno Electric Co. Ltd.	2,500	19,017
Furuya Metal Co. Ltd.	600	32,186
Furyu Corp.	2,700	18,823
Fuso Chemical Co. Ltd.	1,200	25,804
Fuso Pharmaceutical Industries Ltd.	400	5,445
Futaba Industrial Co. Ltd.	7,100	15,951
Future Corp.	4,000	43,628
G-7 Holdings, Inc.	3,200	31,574
Gakken Holdings Co. Ltd.	2,200	14,672
Gakkyusha Co. Ltd.	900	10,051
Gecoss Corp.	900	4,883
Genky DrugStores Co. Ltd.	1,300	32,301
Geo Holdings Corp.	3,500	42,865
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Geostr Corp.	1,400	$ 2,782
Gift Holdings, Inc.	1,100	24,840
GLOBERIDE, Inc.	1,400	20,845
Glory Ltd.	4,300	63,117
GMO Financial Holdings, Inc.	2,700	13,355
GMO GlobalSign Holdings KK	800	24,322
GMO Payment Gateway, Inc.	1,100	75,406
†Godo Steel Ltd.	1,200	13,974
Goldwin, Inc.	1,200	63,434
Golf Digest Online, Inc.	2,300	24,037
Good Com Asset Co. Ltd.	900	9,424
gremz, Inc.	1,700	18,203
GS Yuasa Corp.	6,100	95,186
G-Tekt Corp.	1,700	14,863
Gunma Bank Ltd.	28,900	78,569
Gunze Ltd.	1,100	29,348
H.U. Group Holdings, Inc.	4,000	72,822
H2O Retailing Corp.	7,100	54,182
HABA Laboratories, Inc.	400	6,571
Hachijuni Bank Ltd.	28,400	94,365
Hagihara Industries, Inc.	1,300	9,411
Hagiwara Electric Holdings Co. Ltd.	400	5,814
Hakudo Co. Ltd.	1,100	17,530
Hakuhodo DY Holdings, Inc.	16,800	118,284
Hakuto Co. Ltd.	1,300	28,711
Halows Co. Ltd.	800	16,047
Hamakyorex Co. Ltd.	1,800	39,005
Hamamatsu Photonics KK	2,500	107,156
Hankyu Hanshin Holdings, Inc.	6,100	183,587
Hanwa Co. Ltd.	3,300	78,157
Happinet Corp.	800	10,200
Hard Off Corp. Co. Ltd.	2,100	18,168
Harima Chemicals Group, Inc.	1,400	8,275
Harmonic Drive Systems, Inc.	500	15,497
Haseko Corp.	20,600	223,447
Hashimoto Sogyo Holdings Co. Ltd.	1,400	9,355
Hazama Ando Corp.	15,000	86,599
Heiwa Corp.	4,700	72,695
Heiwa Real Estate Co. Ltd.	2,200	60,260
Heiwado Co. Ltd.	3,300	45,559
Hikari Tsushin, Inc.	500	58,735
†Hino Motors Ltd.	15,300	63,256
Hioki EE Corp.	600	26,052
Hirakawa Hewtech Corp.	600	4,282
Hirano Tecseed Co. Ltd.	700	8,447

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hirata Corp.	700	$ 19,921
Hirogin Holdings, Inc.	22,300	93,806
Hiroshima Gas Co. Ltd.	2,000	4,553
Hisamitsu Pharmaceutical Co., Inc.	2,000	46,949
Hitachi Construction Machinery Co. Ltd.	3,700	68,764
Hitachi Ltd.	26,500	1,127,736
†Hitachi Metals Ltd.	2,500	37,612
†Hitachi Transport System Ltd.	2,000	119,558
Hitachi Zosen Corp.	13,400	79,342
Hochiki Corp.	1,300	11,576
Hodogaya Chemical Co. Ltd.	400	8,016
Hogy Medical Co. Ltd.	1,600	39,383
Hokkaido Coca-Cola Bottling Co. Ltd.	200	5,659
†Hokkaido Electric Power Co., Inc.	9,500	29,773
Hokkaido Gas Co. Ltd.	800	8,766
Hokkan Holdings Ltd.	800	6,987
Hokko Chemical Industry Co. Ltd.	2,100	13,126
Hokkoku Financial Holdings, Inc.	1,900	62,183
Hokuetsu Corp.	9,600	50,013
Hokuetsu Industries Co. Ltd.	2,000	13,297
Hokuhoku Financial Group, Inc.	9,900	58,541
Hokuriku Electric Industry Co. Ltd.	1,300	9,144
†Hokuriku Electric Power Co.	7,900	26,540
Hokuto Corp.	1,200	15,723
Honda Motor Co. Ltd.	25,900	562,179
Honda Motor Co. Ltd. ADR	4,674	100,912
H-One Co. Ltd.	800	3,157
Honeys Holdings Co. Ltd.	2,300	19,362
Honma Golf Ltd.	17,500	7,067
Hoosiers Holdings Co. Ltd.	2,900	15,491
Horiba Ltd.	2,500	96,965
Hoshizaki Corp.	1,000	27,890
Hosokawa Micron Corp.	1,200	20,398
House Foods Group, Inc.	2,400	47,838
Howa Machinery Ltd.	1,300	7,256
Hoya Corp.	5,000	481,793
HS Holdings Co. Ltd.	1,600	12,350
Hulic Co. Ltd.	14,900	109,780
Hyakugo Bank Ltd.	16,800	36,895
Hyakujushi Bank Ltd.	2,400	27,687
Ibiden Co. Ltd.	7,800	213,242
IBJ, Inc.	1,500	9,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ichigo, Inc.	17,500	$ 36,008
Ichiken Co. Ltd.	800	9,848
Ichikoh Industries Ltd.	2,000	5,288
Ichinen Holdings Co. Ltd.	2,500	20,991
Ichiyoshi Securities Co. Ltd.	4,600	18,885
ID Holdings Corp.	1,100	6,582
IDEA Consultants, Inc.	700	7,933
Idec Corp.	2,000	40,534
Idemitsu Kosan Co. Ltd.	16,296	354,165
IDOM, Inc.	5,900	35,606
Ihara Science Corp.	1,200	18,541
IHI Corp.	9,000	192,495
Iida Group Holdings Co. Ltd.	4,000	54,145
Iino Kaiun Kaisha Ltd.	10,000	44,815
IJTT Co. Ltd.	2,700	9,371
IMAGICA GROUP, Inc.	1,900	12,386
Imura Envelope Co., Inc.	1,100	6,068
Imuraya Group Co. Ltd.	800	12,090
Inaba Denki Sangyo Co. Ltd.	2,500	47,125
Inaba Seisakusho Co. Ltd.	900	8,407
Inabata & Co. Ltd.	3,500	56,367
Inageya Co. Ltd.	900	7,136
I-Net Corp.	1,100	9,547
Infocom Corp.	1,700	22,400
Infomart Corp.	11,600	35,030
Information Services International-Dentsu Ltd.	1,800	55,211
INFRONEER Holdings, Inc.	15,140	102,620
Innotech Corp.	4,500	39,068
Inpex Corp.	38,900	362,823
Insource Co. Ltd.	1,800	32,610
Intage Holdings, Inc.	2,000	20,992
Inter Action Corp.	900	9,469
Internet Initiative Japan, Inc.	6,400	97,960
Inui Global Logistics Co. Ltd.	1,200	13,552
I-PEX, Inc.	900	7,731
IPS, Inc.	600	12,337
IR Japan Holdings Ltd.	800	11,310
Iriso Electronics Co. Ltd.	1,100	30,080
ISB Corp.	1,100	9,315
Iseki & Co. Ltd.	2,300	18,588
Isetan Mitsukoshi Holdings Ltd.	18,200	154,374
Ishihara Sangyo Kaisha Ltd.	2,600	18,365
Isuzu Motors Ltd.	25,700	284,176
Itfor, Inc.	1,600	8,426

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ITmedia, Inc.	600	$ 6,688
Ito En Ltd.	2,400	97,080
ITOCHU Corp.	30,900	745,861
Itochu Enex Co. Ltd.	6,000	42,323
Itochu Techno-Solutions Corp.	2,100	49,226
Itochu-Shokuhin Co. Ltd.	300	10,057
Itoham Yonekyu Holdings, Inc.	12,400	57,055
Itoki Corp.	4,300	11,910
IwaiCosmo Holdings, Inc.	2,000	16,759
Iwaki Co. Ltd.	2,000	17,464
Iwasaki Electric Co. Ltd.	900	15,738
Iwatani Corp.	3,500	131,793
=,†Iyo Bank Ltd.	19,400	93,778
Izumi Co. Ltd.	2,700	58,199
J Front Retailing Co. Ltd.	18,400	149,726
J Trust Co. Ltd.	7,800	31,226
JAC Recruitment Co. Ltd.	1,300	19,906
JANOME Corp.	1,000	4,462
†Japan Airlines Co. Ltd.	3,600	64,469
†Japan Airport Terminal Co. Ltd.	700	29,254
Japan Aviation Electronics Industry Ltd.	4,000	58,663
Japan Cash Machine Co. Ltd.	2,400	10,810
†Japan Communications, Inc.	7,800	11,824
Japan Electronic Materials Corp.	1,200	10,822
Japan Elevator Service Holdings Co. Ltd.	5,100	66,735
Japan Exchange Group, Inc.	13,900	187,859
Japan Investment Adviser Co. Ltd.	700	6,395
Japan Lifeline Co. Ltd.	4,500	30,073
Japan Material Co. Ltd.	4,100	52,421
Japan Medical Dynamic Marketing, Inc.	1,400	12,048
Japan Post Holdings Co. Ltd.	24,100	159,668
Japan Post Insurance Co. Ltd.	5,200	72,832
Japan Property Management Center Co. Ltd.	1,500	10,448
Japan Pulp & Paper Co. Ltd.	800	24,095
Japan Steel Works Ltd.	1,700	33,521
Japan System Techniques Co. Ltd.	1,800	15,000
Japan Tobacco, Inc.	33,000	542,281
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Transcity Corp.	3,000	$ 9,938
Japan Wool Textile Co. Ltd.	4,700	34,656
JBCC Holdings, Inc.	800	9,763
JCR Pharmaceuticals Co. Ltd.	3,800	56,677
JCU Corp.	2,100	42,602
JDC Corp.	1,900	8,250
Jeol Ltd.	2,400	78,784
JFE Holdings, Inc.	32,900	305,490
†JIG-SAW, Inc.	300	8,683
Jimoto Holdings, Inc.	1,930	6,228
†JINS Holdings, Inc.	1,100	32,659
JINUSHI Co. Ltd.	700	9,613
JK Holdings Co. Ltd.	1,500	10,242
JM Holdings Co. Ltd.	800	9,302
JMDC, Inc.	800	26,195
JMS Co. Ltd.	1,500	5,532
†Joban Kosan Co. Ltd.	800	6,777
J-Oil Mills, Inc.	1,400	15,047
Joshin Denki Co. Ltd.	2,200	28,844
Joyful Honda Co. Ltd.	3,900	48,213
JP-Holdings, Inc.	4,300	8,058
JSB Co. Ltd.	900	23,327
JSP Corp.	1,400	13,471
JSR Corp.	1,800	34,133
JTEKT Corp.	14,100	89,712
Juki Corp.	2,600	12,386
Juroku Financial Group, Inc.	1,800	30,409
Justsystems Corp.	2,400	55,357
JVCKenwood Corp.	16,000	21,752
Kadokawa Corp.	1,800	33,003
Kadoya Sesame Mills, Inc.	300	7,379
Kaga Electronics Co. Ltd.	1,700	47,483
Kagome Co. Ltd.	2,100	43,742
Kajima Corp.	18,900	179,144
Kakaku.com, Inc.	4,900	83,036
Kaken Pharmaceutical Co. Ltd.	2,100	55,322
Kakiyasu Honten Co. Ltd.	700	10,929
Kamakura Shinsho Ltd.	2,300	13,408
Kameda Seika Co. Ltd.	900	28,571
Kamei Corp.	1,600	11,798
Kamigumi Co. Ltd.	6,500	120,009
Kanaden Corp.	1,100	7,764
Kanagawa Chuo Kotsu Co. Ltd.	400	9,367
Kanamic Network Co. Ltd.	1,800	6,326
Kanamoto Co. Ltd.	2,500	35,714
Kandenko Co. Ltd.	9,600	55,190
Kaneka Corp.	3,800	94,903
Kaneko Seeds Co. Ltd.	900	9,140
Kanematsu Corp.	6,800	66,934

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kanematsu Electronics Ltd.	800	$ 22,066
Kansai Electric Power Co., Inc.	11,100	92,866
Kansai Paint Co. Ltd.	5,700	80,815
Kanto Denka Kogyo Co. Ltd.	4,200	26,806
Kao Corp.	7,600	309,246
†Kasai Kogyo Co. Ltd.	2,600	3,388
Katitas Co. Ltd.	3,500	77,925
Kato Sangyo Co. Ltd.	2,100	48,465
Kato Works Co. Ltd.	400	2,058
KAWADA TECHNOLOGIES, Inc.	600	15,291
Kawai Musical Instruments Manufacturing Co. Ltd.	500	8,744
Kawasaki Heavy Industries Ltd.	12,100	183,534
Kawasaki Kisen Kaisha Ltd.	4,200	58,562
KDDI Corp.	40,700	1,189,916
KeePer Technical Laboratory Co. Ltd.	700	18,046
Keihan Holdings Co. Ltd.	4,000	103,929
Keihanshin Building Co. Ltd.	1,600	13,489
Keikyu Corp.	8,000	81,110
Keio Corp.	1,800	65,591
Keisei Electric Railway Co. Ltd.	2,500	68,105
KEIWA, Inc.	500	11,958
Keiyo Bank Ltd.	9,000	29,377
Keiyo Co. Ltd.	3,000	18,841
Kenko Mayonnaise Co. Ltd.	500	5,382
Kewpie Corp.	6,100	100,395
Keyence Corp.	1,600	528,896
KFC Holdings Japan Ltd.	1,400	26,195
KFC Ltd.	1,300	14,285
KH Neochem Co. Ltd.	2,400	43,905
Kikkoman Corp.	2,200	124,720
Kintetsu Group Holdings Co. Ltd.	2,300	76,576
Kirin Holdings Co. Ltd.	4,500	69,326
Ki-Star Real Estate Co. Ltd.	600	18,011
Kitagawa Corp.	600	5,206
Kita-Nippon Bank Ltd.	400	4,867
Kitano Construction Corp.	300	4,837
Kitanotatsujin Corp.	3,800	6,767
†Kito Corp.	2,000	37,734
Kitz Corp.	5,100	28,266
Kiyo Bank Ltd.	5,100	48,953
†KLab, Inc.	2,900	10,036
Koa Corp.	2,000	30,446
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Koatsu Gas Kogyo Co. Ltd.	2,000	$ 8,623
Kobayashi Pharmaceutical Co. Ltd.	300	17,581
Kobe Bussan Co. Ltd.	4,800	115,475
†Kobe Electric Railway Co. Ltd.	500	11,337
Kobe Steel Ltd.	22,700	91,014
Koei Tecmo Holdings Co. Ltd.	1,800	29,629
Kohnan Shoji Co. Ltd.	1,900	44,409
Kohsoku Corp.	800	8,524
Koito Manufacturing Co. Ltd.	5,200	71,095
Kojima Co. Ltd.	3,000	13,076
Kokusai Pulp & Paper Co. Ltd.	3,400	16,890
Kokuyo Co. Ltd.	900	11,497
Komatsu Ltd.	24,100	438,820
KOMEDA Holdings Co. Ltd.	3,200	51,482
Komehyo Holdings Co. Ltd.	1,100	22,995
Komeri Co. Ltd.	3,000	57,274
Konaka Co. Ltd.	2,400	5,488
Konami Group Corp.	2,600	120,385
Kondotec, Inc.	2,100	14,490
Konica Minolta, Inc.	35,700	110,046
Konishi Co. Ltd.	2,500	26,876
Konoike Transport Co. Ltd.	2,700	26,604
Konoshima Chemical Co. Ltd.	1,400	11,293
†Kosaido Holdings Co. Ltd.	2,100	20,401
Kose Corp.	400	41,242
Kozo Keikaku Engineering, Inc.	500	9,551
Krosaki Harima Corp.	500	15,999
KRS Corp.	1,200	10,584
K's Holdings Corp.	14,100	116,249
KU Holdings Co. Ltd.	1,500	11,298
Kubota Corp.	9,700	134,800
Kumagai Gumi Co. Ltd.	2,800	48,804
Kumiai Chemical Industry Co. Ltd.	4,770	33,646
Kurabo Industries Ltd.	800	10,898
Kuraray Co. Ltd.	23,800	166,391
Kureha Corp.	1,400	85,845
Kurimoto Ltd.	800	8,880
Kurita Water Industries Ltd.	2,700	95,859
Kuriyama Holdings Corp.	1,400	8,773
Kusuri No. Aoki Holdings Co. Ltd.	1,100	51,851
KYB Corp.	1,500	32,130
Kyodo Printing Co. Ltd.	400	6,771
Kyoei Steel Ltd.	2,300	21,999

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyokuto Boeki Kaisha Ltd.	1,400	$ 11,927
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	21,068
Kyokuto Securities Co. Ltd.	3,600	16,559
Kyokuyo Co. Ltd.	1,000	24,955
KYORIN Holdings, Inc.	3,000	36,676
=,†Kyoritsu Printing Co. Ltd.	3,400	2,995
Kyosan Electric Manufacturing Co. Ltd.	4,100	11,764
Kyowa Kirin Co. Ltd.	1,200	27,591
Kyudenko Corp.	3,500	66,501
†Kyushu Electric Power Co., Inc.	14,600	77,835
Kyushu Financial Group, Inc.	32,000	84,776
Kyushu Railway Co.	4,200	90,653
LA Holdings Co. Ltd.	1,000	19,950
LAC Co. Ltd.	800	4,317
Lacto Japan Co. Ltd.	500	7,411
Lasertec Corp.	1,900	191,106
Lawson, Inc.	3,000	98,147
LEC, Inc.	1,800	10,233
†Leopalace21 Corp.	8,700	19,952
Life Corp.	1,800	33,366
†LIFULL Co. Ltd.	5,900	6,564
Linical Co. Ltd.	1,000	5,150
Link & Motivation, Inc.	1,400	7,440
Lintec Corp.	3,400	52,260
Lion Corp.	13,100	148,035
LITALICO, Inc.	2,400	45,635
Lixil Corp.	12,500	183,410
Look Holdings, Inc.	1,700	25,056
†M&A Capital Partners Co. Ltd.	1,200	30,746
M3, Inc.	8,000	223,374
Mabuchi Motor Co. Ltd.	2,500	67,879
Macnica Holdings, Inc.	3,900	73,118
Macromill, Inc.	3,300	24,828
Maeda Kosen Co. Ltd.	900	19,623
Maezawa Industries, Inc.	2,700	11,700
Makino Milling Machine Co. Ltd.	1,900	58,630
Makita Corp.	5,700	110,610
†Management Solutions Co. Ltd.	800	16,224
Mandom Corp.	2,100	22,110
Mani, Inc.	1,900	23,050
MarkLines Co. Ltd.	1,600	25,894
Marubeni Corp.	40,800	356,000
Marubun Corp.	2,400	12,813
Marudai Food Co. Ltd.	1,600	15,787
Maruha Nichiro Corp.	3,300	56,148
Marui Group Co. Ltd.	4,300	71,260
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MARUKA FURUSATO Corp.	1,261	$ 26,900
Marumae Co. Ltd.	700	8,444
Marusan Securities Co. Ltd.	3,900	11,697
Maruwa Co. Ltd.	600	64,013
Maruwa Unyu Kikan Co. Ltd.	3,100	31,185
Maruzen CHI Holdings Co. Ltd.	2,600	5,863
Maruzen Showa Unyu Co. Ltd.	800	16,949
Marvelous, Inc.	2,500	11,516
Matching Service Japan Co. Ltd.	900	5,227
Matsuda Sangyo Co. Ltd.	800	11,979
Matsui Securities Co. Ltd.	6,000	32,358
MatsukiyoCocokara & Co.	3,020	129,537
Matsuoka Corp.	1,600	10,403
Maxell Ltd.	4,900	46,389
Maxvalu Tokai Co. Ltd.	500	9,220
Mazda Motor Corp.	17,500	116,203
McDonald's Holdings Co. Japan Ltd.	2,100	73,170
MCJ Co. Ltd.	5,000	34,292
Mebuki Financial Group, Inc.	81,290	158,789
MEC Co. Ltd.	500	7,685
†Media Do Co. Ltd.	300	3,750
Medical Data Vision Co. Ltd.	1,200	8,714
Medical System Network Co. Ltd.	4,100	11,219
Medikit Co. Ltd.	500	8,057
Medipal Holdings Corp.	9,600	122,086
Medius Holdings Co. Ltd.	1,600	7,727
†MedPeer, Inc.	900	7,997
Megachips Corp.	1,500	26,146
Megmilk Snow Brand Co. Ltd.	3,500	41,327
Meidensha Corp.	3,100	42,373
Meiji Electric Industries Co. Ltd.	1,100	7,746
MEIJI Holdings Co. Ltd.	5,400	239,708
Meiko Electronics Co. Ltd.	1,200	20,657
Meisei Industrial Co. Ltd.	2,700	13,105
Meitec Corp.	5,700	90,187
†Meiwa Corp.	2,500	12,933
Melco Holdings, Inc.	400	8,591
Members Co. Ltd.	800	14,224
Menicon Co. Ltd.	4,300	88,193
†Mercari, Inc.	400	5,335
METAWATER Co. Ltd.	2,000	26,179
Micronics Japan Co. Ltd.	1,500	12,258

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Midac Holdings Co. Ltd.	300	$ 6,959
Mie Kotsu Group Holdings, Inc.	2,500	8,619
Mikuni Corp.	1,600	3,302
Milbon Co. Ltd.	1,600	70,588
MIMAKI ENGINEERING Co. Ltd.	2,700	12,466
Mimasu Semiconductor Industry Co. Ltd.	1,100	14,612
MINEBEA MITSUMI, Inc.	13,232	195,752
Ministop Co. Ltd.	600	5,894
MIRAIT ONE Corp.	7,600	77,029
Miroku Jyoho Service Co. Ltd.	900	8,973
MISUMI Group, Inc.	8,300	178,719
Mitani Corp.	2,400	23,011
Mitani Sekisan Co. Ltd.	400	9,576
Mito Securities Co. Ltd.	5,800	9,507
Mitsuba Corp.	2,400	6,412
Mitsubishi Chemical Group Corp.	88,500	405,407
Mitsubishi Corp.	19,500	533,329
Mitsubishi Electric Corp.	20,300	183,675
Mitsubishi Estate Co. Ltd.	12,700	167,337
Mitsubishi Gas Chemical Co., Inc.	10,800	142,007
Mitsubishi Heavy Industries Ltd.	4,200	139,689
Mitsubishi Kakoki Kaisha Ltd.	700	9,996
Mitsubishi Logisnext Co. Ltd.	3,300	16,847
Mitsubishi Logistics Corp.	4,100	96,627
Mitsubishi Materials Corp.	7,400	101,668
†Mitsubishi Motors Corp.	32,300	115,958
†Mitsubishi Paper Mills Ltd.	2,100	4,115
Mitsubishi Research Institute, Inc.	500	15,405
Mitsubishi Shokuhin Co. Ltd.	1,200	27,028
Mitsubishi Steel Manufacturing Co. Ltd.	600	3,756
Mitsubishi UFJ Financial Group, Inc.	141,500	641,013
Mitsui Chemicals, Inc.	12,500	243,647
Mitsui DM Sugar Holdings Co. Ltd.	1,200	15,706
†Mitsui E&S Holdings Co. Ltd.	6,300	17,536
Mitsui Fudosan Co. Ltd.	11,100	211,455
Mitsui High-Tec, Inc.	900	42,356
Mitsui Mining & Smelting Co. Ltd.	5,200	109,101
Mitsui OSK Lines Ltd.	7,800	139,562
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui-Soko Holdings Co. Ltd.	1,600	$ 33,947
Miura Co. Ltd.	2,500	50,935
Miyaji Engineering Group, Inc.	400	8,952
Miyazaki Bank Ltd.	900	13,367
Miyoshi Oil & Fat Co. Ltd.	1,500	10,318
Mizuho Financial Group, Inc.	26,970	291,940
Mizuno Corp.	1,700	30,245
Mochida Pharmaceutical Co. Ltd.	1,400	32,637
Monex Group, Inc.	14,000	43,589
Monogatari Corp.	900	43,348
MonotaRO Co. Ltd.	7,600	116,621
MORESCO Corp.	700	5,227
Morinaga & Co. Ltd.	3,000	82,093
Morinaga Milk Industry Co. Ltd.	3,200	93,812
Moriroku Holdings Co. Ltd.	1,700	19,780
Morita Holdings Corp.	3,000	26,653
Morningstar Japan KK	2,400	7,697
Morozoff Ltd.	200	5,125
Mory Industries, Inc.	200	3,621
MrMax Holdings Ltd.	2,600	11,191
MS&AD Insurance Group Holdings, Inc.	5,400	143,007
MTI Ltd.	1,200	4,143
m-up Holdings, Inc.	1,600	16,817
Murata Manufacturing Co. Ltd.	8,700	400,436
Musashi Seimitsu Industry Co. Ltd.	4,800	51,680
Musashino Bank Ltd.	2,100	24,792
Nabtesco Corp.	5,500	112,511
NAC Co. Ltd.	2,400	15,250
Nachi-Fujikoshi Corp.	1,300	31,830
Nafco Co. Ltd.	1,600	17,451
Nagano Bank Ltd.	700	6,608
Nagano Keiki Co. Ltd.	1,200	8,429
Nagase & Co. Ltd.	8,000	109,158
Nagatanien Holdings Co. Ltd.	1,000	13,788
Nagawa Co. Ltd.	300	15,394
Nagoya Railroad Co. Ltd.	4,900	75,383
Nakabayashi Co. Ltd.	2,100	7,237
Nakamoto Packs Co. Ltd.	800	8,537
Nakamuraya Co. Ltd.	500	10,749
Nakanishi, Inc.	3,300	60,345
Nakayama Steel Works Ltd.	3,400	13,219
†Namura Shipbuilding Co. Ltd.	11,100	46,685
Nankai Electric Railway Co. Ltd.	3,800	77,680

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nanto Bank Ltd.	2,300	$ 33,438
Natori Co. Ltd.	700	9,621
NEC Corp.	10,000	320,203
NEC Networks & System Integration Corp.	3,400	36,910
NET One Systems Co. Ltd.	6,000	116,474
Nexon Co. Ltd.	2,100	37,102
Nextage Co. Ltd.	4,100	88,930
†NexTone, Inc.	400	10,002
NGK Insulators Ltd.	13,300	165,542
NGK Spark Plug Co. Ltd.	12,500	221,694
NH Foods Ltd.	5,600	147,608
NHK Spring Co. Ltd.	15,200	89,479
Nichias Corp.	4,300	66,691
Nichiban Co. Ltd.	600	6,698
Nichicon Corp.	4,500	43,251
Nichiden Corp.	1,300	15,579
Nichiha Corp.	2,000	37,919
Nichirei Corp.	8,100	133,447
Nichireki Co. Ltd.	1,900	16,883
Nichirin Co. Ltd.	1,300	13,707
Nidec Corp.	3,500	195,916
Nifco, Inc.	5,600	117,032
Nihon Chouzai Co. Ltd.	800	6,996
Nihon Dengi Co. Ltd.	400	8,140
Nihon Denkei Co. Ltd.	1,200	11,478
Nihon Flush Co. Ltd.	2,200	14,199
Nihon House Holdings Co. Ltd.	2,600	8,213
Nihon Kohden Corp.	4,300	91,357
Nihon M&A Center Holdings, Inc.	12,800	146,395
Nihon Nohyaku Co. Ltd.	2,400	14,016
Nihon Plast Co. Ltd.	1,900	5,719
†Nihon Yamamura Glass Co. Ltd.	1,000	3,943
Nikkiso Co. Ltd.	6,300	39,555
Nikko Co. Ltd.	2,100	8,769
Nikkon Holdings Co. Ltd.	4,500	70,242
Nintendo Co. Ltd.	17,000	685,683
Nippn Corp.	3,700	39,733
Nippon Air Conditioning Services Co. Ltd.	1,800	9,164
Nippon Carbide Industries Co., Inc.	800	6,860
Nippon Carbon Co. Ltd.	1,000	27,469
Nippon Ceramic Co. Ltd.	700	11,791
Nippon Chemical Industrial Co. Ltd.	600	7,764
†Nippon Chemi-Con Corp.	2,100	27,057
Nippon Chemiphar Co. Ltd.	300	3,667
Nippon Coke & Engineering Co. Ltd.	18,200	11,419
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Concept Corp.	800	$ 8,609
Nippon Concrete Industries Co. Ltd.	2,600	4,408
Nippon Denko Co. Ltd.	13,700	31,606
Nippon Densetsu Kogyo Co. Ltd.	2,800	35,562
Nippon Electric Glass Co. Ltd.	6,600	113,790
NIPPON EXPRESS HOLDINGS, Inc.	4,700	238,896
Nippon Gas Co. Ltd.	8,700	123,909
Nippon Kayaku Co. Ltd.	10,600	84,870
Nippon Kodoshi Corp.	800	11,099
Nippon Koei Co. Ltd.	800	19,742
Nippon Light Metal Holdings Co. Ltd.	4,270	42,727
Nippon Paint Holdings Co. Ltd.	3,500	23,642
†Nippon Paper Industries Co. Ltd.	8,500	55,258
Nippon Parking Development Co. Ltd.	13,600	18,889
Nippon Pillar Packing Co. Ltd.	1,300	20,524
Nippon Piston Ring Co. Ltd.	800	6,718
Nippon Rietec Co. Ltd.	700	3,780
Nippon Road Co. Ltd.	300	11,902
Nippon Sanso Holdings Corp.	7,000	110,649
Nippon Seisen Co. Ltd.	200	6,026
Nippon Sharyo Ltd.	1,700	23,923
†Nippon Sheet Glass Co. Ltd.	6,100	21,574
Nippon Shinyaku Co. Ltd.	1,300	66,328
Nippon Shokubai Co. Ltd.	2,100	78,447
Nippon Signal Company Ltd.	3,400	22,268
Nippon Soda Co. Ltd.	1,700	51,731
Nippon Steel Corp.	27,210	377,627
Nippon Steel Trading Corp.	1,400	48,662
Nippon Suisan Kaisha Ltd.	26,600	100,100
Nippon Telegraph & Telephone Corp.	11,400	307,484
Nippon Thompson Co. Ltd.	6,000	22,167
Nippon Yakin Kogyo Co. Ltd.	1,540	27,785
Nippon Yusen KK	17,700	300,437
Nipro Corp.	11,100	83,387
Nishimatsu Construction Co. Ltd.	4,100	107,268
Nishimatsuya Chain Co. Ltd.	1,700	15,782

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nishi-Nippon Financial Holdings, Inc.	9,600	$ 49,855
Nishi-Nippon Railroad Co. Ltd.	2,800	55,802
Nishio Rent All Co. Ltd.	2,000	39,464
Nissan Chemical Corp.	2,900	129,554
†Nissan Motor Co. Ltd.	44,100	142,118
Nissei ASB Machine Co. Ltd.	1,000	24,658
Nissei Plastic Industrial Co. Ltd.	1,500	9,222
Nissha Co. Ltd.	3,400	40,080
Nisshin Oillio Group Ltd.	2,700	59,606
Nisshin Seifun Group, Inc.	6,600	66,663
Nisshinbo Holdings, Inc.	11,768	85,437
Nissin Corp.	1,000	11,998
Nissin Electric Co. Ltd.	3,300	30,349
Nissin Foods Holdings Co. Ltd.	700	48,657
Nisso Corp.	2,200	8,430
Nitori Holdings Co. Ltd.	2,000	167,840
Nitto Boseki Co. Ltd.	1,500	23,870
Nitto Denko Corp.	5,400	292,387
Nitto Fuji Flour Milling Co. Ltd.	600	19,881
Nitto Kogyo Corp.	2,100	34,403
Nitto Seiko Co. Ltd.	3,100	11,013
Nittoc Construction Co. Ltd.	3,400	21,029
Noevir Holdings Co. Ltd.	1,200	47,121
NOF Corp.	3,100	111,979
Nohmi Bosai Ltd.	2,100	23,502
Nojima Corp.	4,200	39,100
Nomura Holdings, Inc.	51,100	169,288
Nomura Holdings, Inc. ADR	18,200	60,060
Nomura Real Estate Holdings, Inc.	6,100	137,764
Nomura Research Institute Ltd.	4,420	107,951
Noritsu Koki Co. Ltd.	1,200	20,244
Noritz Corp.	2,000	21,334
North Pacific Bank Ltd.	25,100	39,477
NS Solutions Corp.	1,100	26,537
NS United Kaiun Kaisha Ltd.	700	18,203
NSD Co. Ltd.	4,000	68,090
NSK Ltd.	22,100	108,384
NSW, Inc.	1,500	22,036
†NTN Corp.	36,600	64,507
NTT Data Corp.	15,400	198,923
Obara Group, Inc.	900	20,000
Obayashi Corp.	24,200	155,315
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
OBIC Business Consultants Co. Ltd.	400	$ 12,346
Obic Co. Ltd.	200	26,819
Odakyu Electric Railway Co. Ltd.	4,400	56,694
Oenon Holdings, Inc.	3,500	6,632
Ogaki Kyoritsu Bank Ltd.	3,100	36,762
Ohsho Food Service Corp.	400	17,685
Oiles Corp.	2,600	26,469
†Oisix ra daichi, Inc.	1,900	21,515
Oita Bank Ltd.	1,400	17,586
Oji Holdings Corp.	50,800	188,501
Okabe Co. Ltd.	2,800	12,562
Okamoto Industries, Inc.	800	19,650
Okamoto Machine Tool Works Ltd.	700	19,703
Okamura Corp.	4,800	45,788
Okasan Securities Group, Inc.	11,400	25,705
Oki Electric Industry Co. Ltd.	7,000	34,736
Okinawa Cellular Telephone Co.	1,600	28,181
†Okinawa Electric Power Co., Inc.	1,948	14,227
Okinawa Financial Group, Inc.	1,580	22,923
OKUMA Corp.	1,900	65,247
Okumura Corp.	2,500	49,173
Okura Industrial Co. Ltd.	800	9,894
Okuwa Co. Ltd.	2,100	13,095
Olympus Corp.	17,600	338,584
Omron Corp.	2,000	91,634
Ono Pharmaceutical Co. Ltd.	4,900	114,458
Onoken Co. Ltd.	1,400	13,671
Onward Holdings Co. Ltd.	5,500	11,146
Open House Group Co. Ltd.	3,400	114,864
Optex Group Co. Ltd.	1,900	27,876
†Optim Corp.	1,200	6,643
Optorun Co. Ltd.	2,100	30,320
Oracle Corp. Japan	1,100	58,306
Organo Corp.	2,000	28,262
Oriental Land Co. Ltd.	400	54,251
Oriental Shiraishi Corp.	8,700	14,800
Oro Co. Ltd.	500	5,038
Osaka Gas Co. Ltd.	6,600	99,501
Osaka Organic Chemical Industry Ltd.	1,700	23,864
Osaki Electric Co. Ltd.	4,100	14,157
OSG Corp.	6,000	74,217
Otsuka Corp.	2,900	90,443
Otsuka Holdings Co. Ltd.	3,000	94,995
OUG Holdings, Inc.	500	9,319

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Outsourcing, Inc.	11,100	$ 83,908
Pacific Industrial Co. Ltd.	3,500	24,705
Pack Corp.	1,200	18,384
PAL GROUP Holdings Co. Ltd.	800	13,032
PALTAC Corp.	1,600	49,238
Pan Pacific International Holdings Corp.	12,600	222,274
Panasonic Holdings Corp.	74,400	522,440
Paramount Bed Holdings Co. Ltd.	3,200	56,992
†Park24 Co. Ltd.	6,500	84,376
Pasona Group, Inc.	2,500	34,542
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,900	11,315
Penta-Ocean Construction Co. Ltd.	22,600	113,466
People Dreams & Technologies Group Co. Ltd.	1,100	19,236
†PeptiDream, Inc.	5,100	56,824
Persol Holdings Co. Ltd.	6,900	127,639
Pharma Foods International Co. Ltd.	1,200	10,198
†PIA Corp.	500	11,489
Pickles Holdings Co. Ltd.	1,200	8,111
Pigeon Corp.	5,900	86,253
Pilot Corp.	2,300	86,959
Plenus Co. Ltd.	1,600	21,323
Pola Orbis Holdings, Inc.	1,500	16,942
Pole To Win Holdings, Inc.	1,400	8,965
Premium Water Holdings, Inc.	800	12,816
Press Kogyo Co. Ltd.	6,300	17,172
Pressance Corp.	1,900	19,152
Prestige International, Inc.	6,800	29,702
Prima Meat Packers Ltd.	2,400	34,715
Procrea Holdings, Inc.	2,720	39,993
Pronexus, Inc.	1,200	7,934
Pro-Ship, Inc.	1,600	15,975
Proto Corp.	1,400	9,964
PS Mitsubishi Construction Co. Ltd.	2,300	9,744
Punch Industry Co. Ltd.	1,000	2,871
QB Net Holdings Co. Ltd.	900	8,424
Qol Holdings Co. Ltd.	2,700	22,600
Quick Co. Ltd.	700	8,776
Raccoon Holdings, Inc.	800	5,687
Raito Kogyo Co. Ltd.	2,000	26,306
Raiznext Corp.	3,000	24,382
Rakus Co. Ltd.	5,200	48,827
Rakuten Group, Inc.	17,600	75,319
Rasa Corp.	1,300	8,961
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rasa Industries Ltd.	900	$ 13,882
Raysum Co. Ltd.	1,600	17,879
Recruit Holdings Co. Ltd.	18,300	527,143
Relia, Inc.	2,900	19,347
Relo Group, Inc.	5,100	77,283
Renaissance, Inc.	1,500	9,651
†Renesas Electronics Corp.	25,700	215,449
Rengo Co. Ltd.	14,200	82,685
†RENOVA, Inc.	1,600	37,478
Resona Holdings, Inc.	58,691	214,777
Resorttrust, Inc.	5,300	84,891
Restar Holdings Corp.	1,800	24,011
Retail Partners Co. Ltd.	1,600	12,315
Rheon Automatic Machinery Co. Ltd.	900	7,124
Ricoh Co. Ltd.	17,500	128,139
Ride On Express Holdings Co. Ltd.	1,100	8,044
Riken Keiki Co. Ltd.	800	21,527
Riken Technos Corp.	2,900	10,086
Riken Vitamin Co. Ltd.	1,000	12,145
Rinnai Corp.	1,400	100,601
Rion Co. Ltd.	500	6,843
Riso Kyoiku Co. Ltd.	9,000	19,956
Rohm Co. Ltd.	1,800	117,965
Rohto Pharmaceutical Co. Ltd.	4,200	134,770
Rokko Butter Co. Ltd.	1,000	9,628
Roland Corp.	1,000	30,669
Roland DG Corp.	1,500	30,876
Rorze Corp.	1,000	48,278
Round One Corp.	12,900	55,917
RS Technologies Co. Ltd.	400	17,579
Ryobi Ltd.	1,600	13,738
Ryoden Corp.	1,300	14,029
Ryohin Keikaku Co. Ltd.	15,800	132,208
Ryosan Co. Ltd.	1,600	24,740
S Foods, Inc.	1,600	33,576
S&B Foods, Inc.	600	15,422
Sac's Bar Holdings, Inc.	900	4,411
Saibu Gas Holdings Co. Ltd.	1,000	11,979
Sakai Chemical Industry Co. Ltd.	1,000	12,950
Sakai Heavy Industries Ltd.	300	6,040
Sakai Moving Service Co. Ltd.	1,000	32,348
Sakata INX Corp.	2,800	18,932
Sakura Internet, Inc.	2,500	9,144
Sala Corp.	3,600	18,949
SAMTY Co. Ltd.	1,800	28,015
San Holdings, Inc.	900	10,510

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
San ju San Financial Group, Inc.	1,440	$ 14,048
San-A Co. Ltd.	1,200	36,212
San-Ai Obbli Co. Ltd.	4,300	33,108
Sanei Architecture Planning Co. Ltd.	1,000	11,161
Sangetsu Corp.	3,300	36,489
San-In Godo Bank Ltd.	11,600	56,312
Sanken Electric Co. Ltd.	2,200	67,206
Sanki Engineering Co. Ltd.	3,200	35,055
Sankyo Co. Ltd.	3,500	105,968
Sankyo Frontier Co. Ltd.	500	12,654
Sankyo Tateyama, Inc.	2,400	9,806
Sankyu, Inc.	4,300	124,876
Sanoh Industrial Co. Ltd.	4,800	22,095
Sansei Technologies, Inc.	1,700	8,855
Sansha Electric Manufacturing Co. Ltd.	2,300	13,538
Sanshin Electronics Co. Ltd.	1,200	13,870
Santen Pharmaceutical Co. Ltd.	16,600	111,576
Sanwa Holdings Corp.	13,000	111,653
Sanyo Chemical Industries Ltd.	1,100	33,305
Sanyo Denki Co. Ltd.	700	23,861
Sanyo Electric Railway Co. Ltd.	600	9,112
Sanyo Special Steel Co. Ltd.	1,500	19,376
Sanyo Trading Co. Ltd.	2,000	14,299
Sapporo Holdings Ltd.	4,800	105,821
Sato Holdings Corp.	2,500	31,133
Sato Shoji Corp.	700	5,479
Satori Electric Co. Ltd.	200	1,701
Sawai Group Holdings Co. Ltd.	3,700	103,635
SB Technology Corp.	1,300	19,675
SBI Holdings, Inc.	12,400	222,519
SBS Holdings, Inc.	1,400	26,921
Scala, Inc.	1,600	7,407
SCREEN Holdings Co. Ltd.	2,100	113,944
Scroll Corp.	4,000	19,363
SCSK Corp.	3,600	54,501
Secom Co. Ltd.	1,700	96,932
Seed Co. Ltd.	1,000	3,692
Sega Sammy Holdings, Inc.	2,200	29,963
Seibu Holdings, Inc.	10,200	101,896
Seika Corp.	900	9,854
Seikitokyu Kogyo Co. Ltd.	2,900	15,137
Seiko Epson Corp.	17,000	232,125
Seiko Holdings Corp.	2,200	45,947
Seino Holdings Co. Ltd.	9,000	72,312
Seiren Co. Ltd.	2,500	36,454
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sekisui Chemical Co. Ltd.	15,200	$ 185,956
Sekisui House Ltd.	16,800	278,246
Sekisui Kasei Co. Ltd.	2,500	6,879
SEMITEC Corp.	300	15,651
Senko Group Holdings Co. Ltd.	8,600	56,828
Senshu Electric Co. Ltd.	600	21,552
Senshu Ikeda Holdings, Inc.	19,500	28,242
Seria Co. Ltd.	3,700	64,613
Seven & i Holdings Co. Ltd.	19,200	771,265
Seven Bank Ltd.	49,200	88,147
SG Holdings Co. Ltd.	9,600	131,487
Sharp Corp.	13,400	79,902
Shibaura Electronics Co. Ltd.	600	18,044
Shibaura Machine Co. Ltd.	1,400	27,861
Shibaura Mechatronics Corp.	300	19,330
Shibusawa Warehouse Co. Ltd.	700	9,790
Shibuya Corp.	1,300	21,740
†SHIFT, Inc.	700	91,372
Shiga Bank Ltd.	2,900	52,484
Shikibo Ltd.	1,500	9,120
Shikoku Bank Ltd.	2,900	17,107
†Shikoku Electric Power Co., Inc.	7,000	34,983
Shima Seiki Manufacturing Ltd.	2,800	38,976
Shimadzu Corp.	5,200	136,429
Shimano, Inc.	1,000	156,465
Shimizu Bank Ltd.	1,100	11,052
Shimizu Corp.	17,800	87,025
Shimojima Co. Ltd.	500	3,498
Shin Nippon Air Technologies Co. Ltd.	1,100	13,703
Shin Nippon Biomedical Laboratories Ltd.	1,500	27,909
Shinagawa Refractories Co. Ltd.	700	18,153
Shindengen Electric Manufacturing Co. Ltd.	800	19,260
Shin-Etsu Chemical Co. Ltd.	5,900	583,845
Shin-Etsu Polymer Co. Ltd.	4,100	33,961
Shinko Electric Industries Co. Ltd.	3,900	83,606
Shinko Shoji Co. Ltd.	2,200	13,389
Shinmaywa Industries Ltd.	5,200	34,923
Shinnihonseiyaku Co. Ltd.	800	8,299
Shinsei Bank Ltd.	3,000	43,087
Shinsho Corp.	700	17,794
Shinwa Co. Ltd.	3,800	29,495

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shionogi & Co. Ltd.	700	$ 33,806
Ship Healthcare Holdings, Inc.	5,000	93,924
Shiseido Co. Ltd.	3,100	108,646
Shizuki Electric Co., Inc.	1,400	4,748
=,†Shizuoka Bank Ltd.	21,700	131,224
Shizuoka Gas Co. Ltd.	4,100	28,027
SHO-BOND Holdings Co. Ltd.	1,200	51,850
Shoei Co. Ltd.	1,800	65,301
Shoei Foods Corp.	600	17,205
Shofu, Inc.	1,000	16,195
Showa Denko KK	15,900	226,003
Showa Sangyo Co. Ltd.	1,500	25,725
SIGMAXYZ Holdings, Inc.	4,000	31,153
Siix Corp.	2,900	21,739
Sinanen Holdings Co. Ltd.	600	16,125
Sinfonia Technology Co. Ltd.	1,200	11,132
Sinko Industries Ltd.	1,600	16,439
SK-Electronics Co. Ltd.	700	5,839
SKY Perfect JSAT Holdings, Inc.	14,400	51,560
†Skylark Holdings Co. Ltd.	14,500	154,515
†Smaregi, Inc.	400	3,246
SMC Corp.	300	122,091
SMK Corp.	200	3,221
SMS Co. Ltd.	4,400	88,891
Snow Peak, Inc.	2,100	31,715
Soda Nikka Co. Ltd.	2,000	8,156
Sodick Co. Ltd.	4,700	24,660
SoftBank Corp.	34,600	345,513
Softcreate Holdings Corp.	700	14,888
Sohgo Security Services Co. Ltd.	4,000	100,650
Sojitz Corp.	11,720	171,718
Soken Chemical & Engineering Co. Ltd.	1,100	14,059
Solasto Corp.	4,200	25,028
Soliton Systems KK	500	3,517
Sompo Holdings, Inc.	8,500	340,096
Sony Group Corp.	22,100	1,423,559
Sotetsu Holdings, Inc.	2,800	46,329
Sparx Group Co. Ltd.	960	8,810
SPK Corp.	1,000	9,548
S-Pool, Inc.	4,800	34,522
Square Enix Holdings Co. Ltd.	1,800	77,582
SRA Holdings	1,000	20,604
†SRE Holdings Corp.	200	4,338
ST Corp.	1,200	12,466
St. Marc Holdings Co. Ltd.	900	9,981
Stanley Electric Co. Ltd.	7,800	122,464
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Star Mica Holdings Co. Ltd.	1,800	$ 19,483
Star Micronics Co. Ltd.	1,700	19,132
Starts Corp., Inc.	3,000	54,347
Starzen Co. Ltd.	800	11,228
St-Care Holding Corp.	3,000	16,909
Stella Chemifa Corp.	1,300	22,602
Strike Co. Ltd.	600	16,014
Studio Alice Co. Ltd.	900	13,386
Subaru Corp.	16,000	241,797
Sugi Holdings Co. Ltd.	2,100	84,332
Sugimoto & Co. Ltd.	800	10,053
SUMCO Corp.	16,000	186,417
Sumida Corp.	2,500	17,482
Suminoe Textile Co. Ltd.	800	9,483
Sumitomo Bakelite Co. Ltd.	2,500	68,486
Sumitomo Chemical Co. Ltd.	79,000	271,728
Sumitomo Corp.	13,000	160,607
Sumitomo Densetsu Co. Ltd.	1,400	25,104
Sumitomo Electric Industries Ltd.	23,100	234,500
Sumitomo Forestry Co. Ltd.	13,400	203,982
Sumitomo Heavy Industries Ltd.	7,100	131,503
Sumitomo Metal Mining Co. Ltd.	14,000	401,191
Sumitomo Mitsui Construction Co. Ltd.	14,700	45,153
Sumitomo Mitsui Financial Group, Inc.	12,500	346,518
Sumitomo Mitsui Financial Group, Inc. ADR	10,818	59,499
Sumitomo Mitsui Trust Holdings, Inc.	7,400	210,454
Sumitomo Osaka Cement Co. Ltd.	2,900	65,547
Sumitomo Pharma Co. Ltd.	11,100	78,950
Sumitomo Precision Products Co. Ltd.	600	10,367
Sumitomo Realty & Development Co. Ltd.	7,700	175,114
Sumitomo Riko Co. Ltd.	3,300	12,855
Sumitomo Rubber Industries Ltd.	14,200	113,061
Sumitomo Seika Chemicals Co. Ltd.	600	12,400
Sumitomo Warehouse Co. Ltd.	4,300	58,426
Sun Frontier Fudousan Co. Ltd.	2,200	16,983

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suncall Corp.	2,900	$ 13,096
Sundrug Co. Ltd.	4,900	119,232
Suntory Beverage & Food Ltd.	4,400	156,592
Sun-Wa Technos Corp.	1,500	13,188
†SuRaLa Net Co. Ltd.	800	4,558
Suruga Bank Ltd.	13,100	33,773
Suzuken Co. Ltd.	3,800	86,578
Suzuki Co. Ltd.	2,700	15,809
Suzuki Motor Corp.	4,100	127,633
SWCC Showa Holdings Co. Ltd.	1,600	19,361
Sysmex Corp.	4,000	213,745
System Information Co. Ltd.	1,500	9,396
Systena Corp.	21,100	58,894
Syuppin Co. Ltd.	1,200	10,524
T Hasegawa Co. Ltd.	2,300	47,625
T RAD Co. Ltd.	800	13,782
T&D Holdings, Inc.	14,200	134,972
T&K Toka Co. Ltd.	1,200	7,313
Tachibana Eletech Co. Ltd.	800	8,656
Tachi-S Co. Ltd.	2,500	18,510
Tadano Ltd.	7,900	46,207
Taihei Dengyo Kaisha Ltd.	1,000	23,050
Taiheiyo Cement Corp.	9,200	129,917
Taiho Kogyo Co. Ltd.	900	4,201
Taikisha Ltd.	2,100	46,740
Taisei Corp.	6,600	183,042
Taisei Lamick Co. Ltd.	500	9,463
Taiyo Holdings Co. Ltd.	2,400	39,821
Taiyo Yuden Co. Ltd.	6,800	175,492
Takamatsu Construction Group Co. Ltd.	1,100	14,290
Takamiya Co. Ltd.	2,400	6,399
Takaoka Toko Co. Ltd.	700	8,554
Takara & Co. Ltd.	700	10,338
Takara Bio, Inc.	3,200	37,538
Takara Holdings, Inc.	11,900	86,926
Takara Leben Co. Ltd.	9,900	26,291
Takara Standard Co. Ltd.	2,500	22,401
Takasago International Corp.	1,100	20,192
Takasago Thermal Engineering Co. Ltd.	4,200	49,384
Takashima & Co. Ltd.	400	6,767
Takashimaya Co. Ltd.	12,100	143,278
TAKEBISHI Corp.	800	8,026
Takeda Pharmaceutical Co. Ltd.	36,023	935,437
Takeuchi Manufacturing Co. Ltd.	2,700	49,837
Takihyo Co. Ltd.	700	3,695
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Takisawa Machine Tool Co. Ltd.	1,000	$ 7,274
Takuma Co. Ltd.	2,700	23,153
Tama Home Co. Ltd.	1,400	22,715
Tamron Co. Ltd.	1,300	26,065
Tamura Corp.	7,000	33,024
Tanseisha Co. Ltd.	2,100	11,046
Taoka Chemical Co. Ltd.	1,000	5,703
Tatsuta Electric Wire & Cable Co. Ltd.	3,600	10,859
Tayca Corp.	1,900	16,171
Tazmo Co. Ltd.	1,700	15,253
TBK Co. Ltd.	4,000	8,071
TDC Soft, Inc.	1,000	8,568
TDK Corp.	22,800	703,844
TechMatrix Corp.	2,400	27,745
TECHNO HORIZON Co. Ltd.	3,900	13,817
TechnoPro Holdings, Inc.	6,300	134,199
Teijin Ltd.	14,500	140,610
Teikoku Electric Manufacturing Co. Ltd.	1,200	15,241
Tekken Corp.	1,100	13,470
Temairazu, Inc.	600	21,724
Terumo Corp.	3,500	98,386
T-Gaia Corp.	1,500	17,000
THK Co. Ltd.	3,800	65,606
TIS, Inc.	8,000	212,397
TKC Corp.	1,200	28,437
Toa Corp.	3,800	35,564
†Toa Oil Co. Ltd.	400	6,061
TOA ROAD Corp.	300	12,140
Tobishima Corp.	2,080	14,993
Tobu Railway Co. Ltd.	3,300	77,789
Tocalo Co. Ltd.	5,800	47,028
Tochigi Bank Ltd.	7,700	14,629
Toda Corp.	17,200	88,480
Toei Animation Co. Ltd.	200	16,968
Toenec Corp.	1,000	23,541
Toho Bank Ltd.	16,500	23,211
Toho Co. Ltd.	1,200	36,043
Toho Gas Co. Ltd.	3,000	59,530
Toho Holdings Co. Ltd.	4,400	58,942
Toho Titanium Co. Ltd.	1,700	27,801
Toho Zinc Co. Ltd.	900	13,481
Tohoku Bank Ltd.	1,100	7,210
†Tohoku Electric Power Co., Inc.	16,900	79,444
Tokai Carbon Co. Ltd.	15,400	104,362
Tokai Corp.	2,300	28,469
TOKAI Holdings Corp.	6,700	40,331
Tokai Rika Co. Ltd.	4,500	42,939
Tokai Tokyo Financial Holdings, Inc.	16,100	39,312

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokio Marine Holdings, Inc.	21,300	$ 378,568
Tokushu Tokai Paper Co. Ltd.	800	16,326
Tokuyama Corp.	5,100	61,434
†Tokyo Base Co. Ltd.	1,700	3,671
†Tokyo Electric Power Co. Holdings, Inc.	35,700	114,120
Tokyo Electron Device Ltd.	500	18,305
Tokyo Electron Ltd.	2,000	492,790
Tokyo Gas Co. Ltd.	6,700	113,103
Tokyo Individualized Educational Institute, Inc.	2,700	10,282
Tokyo Keiki, Inc.	1,200	10,039
Tokyo Kiraboshi Financial Group, Inc.	2,700	39,693
Tokyo Ohka Kogyo Co. Ltd.	1,000	41,725
Tokyo Rakutenchi Co. Ltd.	300	8,158
Tokyo Rope Manufacturing Co. Ltd.	1,200	7,076
Tokyo Sangyo Co. Ltd.	2,400	12,514
Tokyo Seimitsu Co. Ltd.	2,500	73,543
Tokyo Tatemono Co. Ltd.	13,700	194,929
Tokyotokeiba Co. Ltd.	1,200	34,214
Tokyu Construction Co. Ltd.	6,200	26,943
Tokyu Corp.	7,200	82,113
Tokyu Fudosan Holdings Corp.	37,600	195,245
Toli Corp.	2,800	3,877
Tomato Bank Ltd.	1,400	9,779
Tomen Devices Corp.	300	10,936
Tomoe Engineering Co. Ltd.	1,100	18,739
Tomoku Co. Ltd.	800	7,867
TOMONY Holdings, Inc.	12,900	27,684
Tomy Co. Ltd.	7,200	61,598
Tonami Holdings Co. Ltd.	500	12,169
Topcon Corp.	8,200	91,451
Topre Corp.	2,600	19,970
Topy Industries Ltd.	1,200	12,017
Toray Industries, Inc.	64,800	318,935
Torex Semiconductor Ltd.	900	15,565
Toridoll Holdings Corp.	3,000	62,111
Torishima Pump Manufacturing Co. Ltd.	1,600	14,753
Tosei Corp.	3,100	29,689
Toshiba Corp.	4,800	171,001
Toshiba TEC Corp.	2,000	51,680
Tosoh Corp.	17,900	199,502
Totech Corp.	400	9,065
Totetsu Kogyo Co. Ltd.	1,900	30,489
TOTO Ltd.	2,700	90,162
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tottori Bank Ltd.	600	$ 4,516
Towa Bank Ltd.	3,300	11,715
Towa Corp.	1,400	15,454
Towa Pharmaceutical Co. Ltd.	2,100	30,865
Toyo Construction Co. Ltd.	5,200	30,719
Toyo Denki Seizo KK	800	4,786
†Toyo Engineering Corp.	1,700	6,554
Toyo Gosei Co. Ltd.	200	8,754
Toyo Ink SC Holdings Co. Ltd.	3,300	43,386
Toyo Kanetsu KK	800	13,548
Toyo Machinery & Metal Co. Ltd.	2,400	9,303
Toyo Seikan Group Holdings Ltd.	8,200	99,001
Toyo Suisan Kaisha Ltd.	2,700	111,343
Toyo Tanso Co. Ltd.	1,900	43,063
Toyo Tire Corp.	9,400	102,315
Toyobo Co. Ltd.	6,300	45,189
Toyoda Gosei Co. Ltd.	5,900	89,330
Toyota Boshoku Corp.	5,500	67,413
Toyota Motor Corp.	198,705	2,597,162
Toyota Motor Corp. ADR	469	61,106
Toyota Tsusho Corp.	12,100	374,795
Trancom Co. Ltd.	600	31,545
Trans Genic, Inc.	3,200	6,820
Transaction Co. Ltd.	1,200	8,822
Transcosmos, Inc.	1,300	33,758
Trend Micro, Inc.	3,300	177,747
Tri Chemical Laboratories, Inc.	1,200	14,703
Trusco Nakayama Corp.	3,100	42,779
Tsubaki Nakashima Co. Ltd.	5,600	43,510
Tsubakimoto Chain Co.	2,000	42,239
Tsubakimoto Kogyo Co. Ltd.	400	10,082
Tsugami Corp.	3,600	29,066
†Tsukada Global Holdings, Inc.	1,600	3,924
Tsukishima Kikai Co. Ltd.	1,500	9,113
Tsukuba Bank Ltd.	14,800	18,997
Tsumura & Co.	3,600	76,854
Tsuruha Holdings, Inc.	2,700	158,084
Tsurumi Manufacturing Co. Ltd.	2,400	37,930
Tsuzuki Denki Co. Ltd.	1,300	11,159
Tv Tokyo Holdings Corp.	1,200	15,737
UACJ Corp.	3,200	44,144
UBE Corp.	9,000	120,208
Ubicom Holdings, Inc.	500	7,510
Uchida Yoko Co. Ltd.	700	21,231
Ulvac, Inc.	2,600	91,873

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Unicharm Corp.	5,000	$ 164,024
Union Tool Co.	400	9,180
Unipres Corp.	3,000	18,404
United Super Markets Holdings, Inc.	3,400	24,812
UNITED, Inc.	700	6,757
†Unitika Ltd.	8,100	16,679
†Universal Entertainment Corp.	2,400	30,801
Urbanet Corp. Co. Ltd.	5,600	11,603
Usen-Next Holdings Co. Ltd.	700	9,541
USS Co. Ltd.	5,400	83,398
UT Group Co. Ltd.	1,900	31,198
†UUUM Co. Ltd.	1,300	8,030
†Uzabase, Inc.	800	3,599
V Technology Co. Ltd.	600	10,619
Valor Holdings Co. Ltd.	3,000	36,942
Valqua Ltd.	1,300	22,503
Value HR Co. Ltd.	1,600	16,229
ValueCommerce Co. Ltd.	1,200	18,358
Vector, Inc.	2,500	18,969
Vertex Corp.	2,100	19,208
†Visional, Inc.	600	36,990
Vital KSK Holdings, Inc.	4,200	18,808
VT Holdings Co. Ltd.	7,200	23,645
Wacoal Holdings Corp.	3,600	53,473
Wacom Co. Ltd.	10,800	52,886
Wakachiku Construction Co. Ltd.	1,500	23,321
Wakita & Co. Ltd.	3,800	30,594
Warabeya Nichiyo Holdings Co. Ltd.	1,300	19,956
Watahan & Co. Ltd.	1,000	9,524
Wavelock Holdings Co. Ltd.	1,500	6,091
WDB Holdings Co. Ltd.	1,300	21,576
Weathernews, Inc.	300	15,453
†Welbe, Inc.	1,100	5,970
Welcia Holdings Co. Ltd.	5,200	109,733
West Holdings Corp.	2,028	57,958
West Japan Railway Co.	3,300	126,139
Will Group, Inc.	1,900	17,944
WingArc1st, Inc.	1,200	15,180
WIN-Partners Co. Ltd.	1,200	7,849
Wood One Co. Ltd.	1,400	10,043
Workman Co. Ltd.	1,300	41,180
World Co. Ltd.	1,700	16,380
World Holdings Co. Ltd.	800	14,576
Wowow, Inc.	500	4,594
Xebio Holdings Co. Ltd.	2,000	13,322
Yachiyo Industry Co. Ltd.	1,000	4,287
Yagi & Co. Ltd.	500	4,090
Yahagi Construction Co. Ltd.	1,500	7,625
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yakult Honsha Co. Ltd.	1,500	$ 87,097
YAKUODO Holdings Co. Ltd.	1,100	17,703
YAMABIKO Corp.	2,500	19,140
YAMADA Consulting Group Co. Ltd.	500	4,136
Yamada Holdings Co. Ltd.	50,600	166,505
Yamae Group Holdings Co. Ltd.	1,000	10,985
Yamagata Bank Ltd.	1,900	13,124
Yamaguchi Financial Group, Inc.	18,000	95,834
Yamaha Corp.	1,800	63,962
Yamaha Motor Co. Ltd.	18,700	350,362
Yamaichi Electronics Co. Ltd.	1,500	18,499
YA-MAN Ltd.	2,700	21,777
Yamanashi Chuo Bank Ltd.	2,800	22,390
Yamatane Corp.	900	9,856
Yamato Holdings Co. Ltd.	14,000	210,244
Yamaya Corp.	400	6,847
Yamazaki Baking Co. Ltd.	8,200	94,357
Yamazen Corp.	4,900	30,870
Yaoko Co. Ltd.	1,000	45,344
Yashima Denki Co. Ltd.	1,300	8,544
Yaskawa Electric Corp.	4,000	115,112
Yasunaga Corp.	500	2,261
Yellow Hat Ltd.	2,500	30,989
Yokogawa Bridge Holdings Corp.	2,700	35,525
Yokogawa Electric Corp.	2,800	44,112
Yokohama Rubber Co. Ltd.	10,400	159,847
Yokorei Co. Ltd.	3,900	23,745
Yokowo Co. Ltd.	1,800	23,566
Yondenko Corp.	1,400	16,997
Yondoshi Holdings, Inc.	1,300	15,433
Yonex Co. Ltd.	1,800	16,703
Yorozu Corp.	1,000	5,541
Yoshinoya Holdings Co. Ltd.	1,900	30,804
Yotai Refractories Co. Ltd.	2,700	26,080
Yuasa Trading Co. Ltd.	1,300	31,460
Yukiguni Maitake Co. Ltd.	1,100	7,589
Yurtec Corp.	3,400	16,577
Yushin Precision Equipment Co. Ltd.	1,300	6,341
Z Holdings Corp.	20,900	55,399
Zenrin Co. Ltd.	1,700	10,497
Zensho Holdings Co. Ltd.	4,369	108,015
Zeon Corp.	9,800	86,611
ZERIA Pharmaceutical Co. Ltd.	1,200	17,172
ZIGExN Co. Ltd.	7,100	16,801
ZOZO, Inc.	2,700	54,048

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Zuiko Corp.	2,100	$ 9,869
		93,908,631
Jersey–0.04%
Breedon Group PLC	50,442	29,834
Centamin PLC	111,734	112,090
JTC PLC	1,784	13,705
		155,629
Jordan–0.04%
Hikma Pharmaceuticals PLC	10,964	165,260
		165,260
Luxembourg–0.27%
B&S Group Sarl	1,049	4,614
Befesa SA	1,602	48,616
Eurofins Scientific SE	5,290	314,037
Grand City Properties SA	5,669	56,175
†Millicom International Cellular SA SDR	14,084	161,758
†RTL Group SA	2,878	91,064
SES SA	29,477	161,451
Shurgard Self Storage SA	1,261	51,265
Stabilus SE	1,248	54,870
Sword Group	504	17,944
Tenaris SA	1,983	25,658
Tenaris SA ADR	5,614	145,066
		1,132,518
Macau–0.01%
MECOM Power & Construction Ltd.	39,000	9,125
†Sands China Ltd.	8,800	21,914
		31,039
Malta–0.00%
†Catena Media PLC	2,663	5,676
		5,676
Mexico–0.02%
Fresnillo PLC	10,695	91,237
		91,237
Mongolia–0.00%
†Mongolian Mining Corp.	48,000	10,988
		10,988
Netherlands–3.36%
Aalberts NV	8,083	263,611
ABN AMRO Bank NV	18,680	167,380
Acomo NV	1,224	22,365
†Adyen NV	89	110,997
Aegon NV	95,395	379,168
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Akzo Nobel NV	4,549	$ 257,792
†Alfen Beheer BV	625	57,235
AMG Advanced Metallurgical Group NV	1,702	38,260
APERAM SA	4,318	101,897
Arcadis NV	5,248	170,803
ArcelorMittal SA	22,065	439,314
†Argenx SE ADR	185	65,314
ASM International NV	801	179,350
ASML Holding NV	5,080	2,108,614
ASR Nederland NV	11,420	439,018
†Basic-Fit NV	1,929	57,923
BE Semiconductor Industries NV	4,797	205,361
Beter Bed Holding NV	484	1,442
Brunel International NV	2,398	20,011
Corbion NV	4,563	113,509
Euronext NV	4,404	278,712
ForFarmers NV	2,935	6,779
†Fugro NV	6,283	63,615
Heijmans NV	1,784	16,619
Heineken NV	2,825	246,710
IMCD NV	2,243	265,933
ING Groep NV	39,983	342,591
†Intertrust NV	5,583	106,915
JDE Peet's NV	1,909	55,816
†Just Eat Takeaway.com NV	4,280	66,535
Kendrion NV	1,572	21,128
Koninklijke Ahold Delhaize NV	55,485	1,413,282
†Koninklijke BAM Groep NV	25,123	61,726
Koninklijke DSM NV	3,292	374,598
Koninklijke KPN NV	213,961	579,056
Koninklijke Philips NV	15,634	240,624
Koninklijke Vopak NV	4,694	85,406
†Lucas Bols NV	970	9,486
Nedap NV	289	15,238
NN Group NV	10,626	413,287
OCI NV	5,937	217,363
Ordina NV	8,314	30,869
†Pharming Group NV	20,125	20,838
PostNL NV	38,352	64,160
†Prosus NV	5,247	272,984
†QIAGEN NV	8,464	349,695
Randstad NV	7,918	341,748
RHI Magnesita NV	2,682	50,201
SBM Offshore NV	11,930	149,709
Signify NV	9,354	240,747
†Sligro Food Group NV	1,675	21,604
Stellantis NV	101,159	1,195,494
TKH Group NV	3,347	108,429
†TomTom NV	3,375	24,077
Universal Music Group NV	10,238	191,758
Van Lanschot Kempen NV	3,092	59,520

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Wolters Kluwer NV	8,691	$ 846,274
		14,048,890
New Zealand–0.40%
†a2 Milk Co. Ltd.	23,387	80,145
†Air New Zealand Ltd.	171,126	68,324
Arvida Group Ltd.	27,901	22,359
†Auckland International Airport Ltd.	14,773	59,215
Briscoe Group Ltd.	2,316	6,815
†Channel Infrastructure NZ Ltd.	12,916	10,168
Chorus Ltd.	42,566	181,113
Contact Energy Ltd.	5,851	24,496
EBOS Group Ltd.	4,073	85,731
Fisher & Paykel Healthcare Corp. Ltd.	6,224	64,511
Fletcher Building Ltd.	32,420	87,821
Fonterra Co.-operative Group Ltd.	1,770	3,016
Freightways Ltd.	10,800	59,257
Genesis Energy Ltd.	18,450	28,241
†Gentrack Group Ltd.	3,379	2,742
Hallenstein Glasson Holdings Ltd.	5,127	14,886
Heartland Group Holdings Ltd.	36,515	33,707
Infratil Ltd.	17,562	84,972
KMD Brands Ltd.	50,540	29,630
Mainfreight Ltd.	1,960	73,888
Manawa Energy Ltd.	2,009	6,390
Mercury NZ Ltd.	5,919	18,843
Meridian Energy Ltd.	8,860	23,774
NZX Ltd.	18,269	12,308
Oceania Healthcare Ltd.	42,346	21,628
†Pacific Edge Ltd.	16,563	4,582
PGG Wrightson Ltd.	3,482	8,555
Port of Tauranga Ltd.	6,064	21,871
†Pushpay Holdings Ltd.	36,177	22,255
†Rakon Ltd.	8,646	5,683
Restaurant Brands New Zealand Ltd.	1,312	5,617
Ryman Healthcare Ltd.	7,052	33,632
†Sanford Ltd.	3,824	8,946
Scales Corp. Ltd.	10,942	30,210
Skellerup Holdings Ltd.	11,414	34,230
†SKY Network Television Ltd.	12,192	14,633
†SKYCITY Entertainment Group Ltd.	48,701	73,960
Spark New Zealand Ltd.	40,382	112,979
Steel & Tube Holdings Ltd.	4,332	3,346
Summerset Group Holdings Ltd.	15,414	92,885
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†Synlait Milk Ltd.	5,619	$ 11,159
†Tourism Holdings Ltd.	5,195	8,103
TOWER Ltd.	23,715	8,440
Vector Ltd.	4,460	10,051
†Vista Group International Ltd.	10,648	9,750
Warehouse Group Ltd.	6,110	10,566
†Xero Ltd.	744	34,430
		1,669,863
Norway–0.91%
ABG Sundal Collier Holding ASA	35,090	17,789
†Adevinta ASA	2,397	14,281
AF Gruppen ASA	1,402	17,850
†Akastor ASA	6,130	4,864
Aker ASA Class A	331	21,388
†Aker BioMarine ASA	1,763	7,262
Aker BP ASA	5,262	151,043
†Aker Carbon Capture ASA	4,619	5,906
Aker Solutions ASA	19,413	67,495
†American Shipping Co. ASA	4,751	15,268
†Atea ASA	6,998	62,176
Austevoll Seafood ASA	3,325	22,542
Bakkafrost P	913	36,337
Belships ASA	13,155	16,392
Bonheur ASA	1,345	38,125
Borregaard ASA	4,963	58,616
Bouvet ASA	3,710	18,524
†BW Energy Ltd.	1,880	3,719
BW Offshore Ltd.	8,430	17,729
†Crayon Group Holding ASA	2,065	16,042
DNB Bank ASA	12,986	206,063
DNO ASA	52,313	59,333
†Elkem ASA	16,062	51,618
Elmera Group ASA	3,635	5,158
Equinor ASA	30,041	990,714
Europris ASA	12,413	62,081
†Frontline Ltd.	7,741	85,241
Gjensidige Forsikring ASA	2,569	44,082
Golden Ocean Group Ltd.	8,688	64,972
Grieg Seafood ASA	2,256	15,259
†Hexagon Composites ASA	6,210	13,537
Kid ASA	946	6,376
†Komplett Bank ASA	13,708	6,383
†Kongsberg Automotive ASA	17,069	3,390
Kongsberg Gruppen ASA	3,188	96,748
Leroy Seafood Group ASA	7,631	30,098
†LINK Mobility Group Holding ASA	7,989	5,026
Medistim ASA	229	4,364
Mowi ASA	4,887	62,160

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†MPC Container Ships ASA	13,453	$ 22,432
†NEL ASA	3,806	4,196
†Nordic Semiconductor ASA	1,885	24,898
Norsk Hydro ASA	28,068	150,611
†Norske Skog ASA	2,906	14,674
†Norway Royal Salmon ASA	1,034	14,035
†Norwegian Energy Co. ASA	1,745	56,166
†NRC Group ASA	7,481	12,202
†Odfjell Drilling Ltd.	10,099	21,980
OKEA ASA	5,631	18,642
Orkla ASA	11,494	83,553
Otello Corp. ASA	3,565	2,721
Pareto Bank ASA	2,045	8,207
†PGS ASA	58,875	33,866
Protector Forsikring ASA	5,139	53,049
Salmar ASA	369	12,438
Sandnes Sparebank	1,014	8,255
†SATS ASA	6,805	4,345
Scatec ASA	5,455	37,306
Schibsted ASA Class A	1,749	23,601
Schibsted ASA Class B	1,750	21,853
†Self Storage Group ASA	3,198	6,990
Selvaag Bolig ASA	3,629	10,582
Sparebank 1 Oestlandet	1,833	18,094
SpareBank 1 Sorost-Norge	3,572	16,599
SpareBank 1 SR-Bank ASA	8,495	79,579
Sparebanken More	1,105	7,104
Stolt-Nielsen Ltd.	1,310	26,168
Storebrand ASA	17,923	124,083
Telenor ASA	8,136	74,462
TGS ASA	7,420	90,690
TOMRA Systems ASA	2,960	52,225
Veidekke ASA	7,146	53,456
Wallenius Wilhelmsen ASA	6,016	29,987
XXL ASA	9,596	3,926
Yara International ASA	4,050	142,135
		3,791,061
Philippines–0.00%
Del Monte Pacific Ltd.	48,800	10,506
		10,506
Portugal–0.27%
Altri SGPS SA	6,939	35,039
Banco Comercial Portugues SA Class R	549,136	65,338
Corticeira Amorim SGPS SA	735	6,555
CTT-Correios de Portugal SA	4,552	12,078
EDP - Energias de Portugal SA	39,725	172,407
EDP Renovaveis SA	5,723	117,723
Galp Energia SGPS SA	35,912	345,523
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal (continued)
†Greenvolt-Energias Renovaveis SA	1,778	$ 15,003
Jeronimo Martins SGPS SA	8,363	155,748
Mota-Engil SGPS SA	7,497	7,739
Navigator Co. SA	16,490	56,186
NOS SGPS SA	20,804	68,101
REN - Redes Energeticas Nacionais SGPS SA	15,882	37,550
Sonae SGPS SA	61,884	49,913
		1,144,903
Singapore–1.15%
AEM Holdings Ltd.	20,400	56,435
Aztech Global Ltd.	15,800	8,717
†Banyan Tree Holdings Ltd.	48,800	9,462
=,†Best World International Ltd.	5,336	3,790
Bukit Sembawang Estates Ltd.	10,600	33,077
BW LPG Ltd.	9,135	66,478
Capitaland Investment Ltd.	48,100	115,722
China Aviation Oil Singapore Corp. Ltd.	34,700	17,839
China Sunsine Chemical Holdings Ltd.	31,000	9,698
Chip Eng Seng Corp. Ltd.	40,600	19,788
City Developments Ltd.	23,200	122,267
ComfortDelGro Corp. Ltd.	109,800	100,639
†COSCO SHIPPING International Singapore Co. Ltd.	91,400	10,987
CSE Global Ltd.	16,400	4,859
DBS Group Holdings Ltd.	27,295	631,425
Delfi Ltd.	22,000	10,920
DFI Retail Group Holdings Ltd.	16,600	38,196
=,†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	15,702
First Resources Ltd.	41,400	39,838
Food Empire Holdings Ltd.	18,200	6,336
Frasers Property Ltd.	33,300	22,722
Frencken Group Ltd.	21,400	14,381
Fu Yu Corp. Ltd.	30,400	5,080
Genting Singapore Ltd.	186,900	101,568
Geo Energy Resources Ltd.	109,100	27,493
Golden Agri-Resources Ltd.	512,000	94,018
†Golden Energy & Resources Ltd.	47,500	26,019
Great Eastern Holdings Ltd.	2,900	37,869
GuocoLand Ltd.	27,500	31,470
†Halcyon Agri Corp. Ltd.	27,812	3,721

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Ho Bee Land Ltd.	12,200	$ 21,466
Hong Fok Corp. Ltd.	19,800	13,439
Hong Leong Asia Ltd.	17,600	8,455
Hotel Grand Central Ltd.	19,945	12,941
Hour Glass Ltd.	21,300	31,018
Hutchison Port Holdings Trust	393,200	72,236
=,†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	13,100	35,845
Indofood Agri Resources Ltd.	26,500	5,627
Japfa Ltd.	41,800	16,056
Kenon Holdings Ltd.	1,036	35,259
Keppel Corp. Ltd.	33,400	160,717
Keppel Infrastructure Trust	184,616	69,249
=,†Midas Holdings Ltd.	143,100	0
†mm2 Asia Ltd.	118,600	3,467
Nanofilm Technologies International Ltd.	17,800	25,852
NETLINK NBN TRUST	101,100	63,704
Olam Group Ltd.	52,900	47,920
OUE Ltd.	20,900	18,917
Oversea-Chinese Banking Corp. Ltd.	46,213	378,664
Oxley Holdings Ltd.	104,878	11,583
Propnex Ltd.	8,400	8,752
†Q&M Dental Group Singapore Ltd.	30,500	7,198
QAF Ltd.	12,400	7,209
Raffles Medical Group Ltd.	63,213	58,414
†SATS Ltd.	11,800	24,655
SBS Transit Ltd.	4,800	9,023
Sembcorp Industries Ltd.	92,600	197,783
†Sembcorp Marine Ltd.	1,180,200	86,308
Sheng Siong Group Ltd.	38,200	42,039
SIIC Environment Holdings Ltd.	68,260	8,365
Silverlake Axis Ltd.	35,500	7,826
Sinarmas Land Ltd.	50,600	6,835
†Singapore Airlines Ltd.	35,250	124,584
Singapore Exchange Ltd.	25,600	167,946
Singapore Land Group Ltd.	14,500	23,748
Singapore Technologies Engineering Ltd.	39,700	98,633
Singapore Telecommunications Ltd.	64,100	118,280
Stamford Land Corp. Ltd.	89,838	23,144
StarHub Ltd.	49,400	37,742
Tuan Sing Holdings Ltd.	54,356	11,936
UMS Holdings Ltd.	34,531	30,192
United Overseas Bank Ltd.	20,762	376,053
UOB-Kay Hian Holdings Ltd.	39,419	37,052
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
UOL Group Ltd.	20,000	$ 92,014
Venture Corp. Ltd.	11,800	134,083
Vicom Ltd.	4,200	5,849
Wilmar International Ltd.	110,700	294,505
Wing Tai Holdings Ltd.	34,200	36,179
		4,795,278
Spain–2.31%
Acciona SA	1,873	329,191
Acerinox SA	15,721	125,019
ACS Actividades de Construccion y Servicios SA	19,534	438,916
Aedas Homes SA	568	8,105
†Aena SME SA	348	36,115
Almirall SA	4,125	39,772
†Amadeus IT Group SA	6,450	299,039
†Amper SA	80,575	11,644
Applus Services SA	8,262	46,437
Atresmedia Corp. de Medios de Comunicacion SA	9,361	24,054
Banco Bilbao Vizcaya Argentaria SA	141,823	636,196
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	442,219
Banco de Sabadell SA	449,904	300,024
Banco Santander SA	260,971	607,253
Bankinter SA	38,338	215,263
CaixaBank SA	129,190	416,105
Cellnex Telecom SA	3,255	100,406
Cia de Distribucion Integral Logista Holdings SA	4,601	83,848
CIE Automotive SA	3,832	79,348
Construcciones y Auxiliar de Ferrocarriles SA	1,158	26,190
†Distribuidora Internacional de Alimentacion SA	883,558	10,278
Ebro Foods SA	4,342	63,241
†eDreams ODIGEO SA	3,178	12,697
Elecnor SA	2,740	27,122
Enagas SA	19,988	309,393
Ence Energia y Celulosa SA	6,937	20,652
Endesa SA	12,504	187,804
Ercros SA	10,000	26,442
Faes Farma SA	23,525	85,221
Ferrovial SA	8,354	189,624
Fluidra SA	4,713	70,672
Fomento de Construcciones y Contratas SA	4,588	37,082
Gestamp Automocion SA	15,571	46,193

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Global Dominion Access SA	7,450	$ 24,496
†Grifols SA	10,130	87,517
†Grupo Catalana Occidente SA	2,582	64,851
Iberdrola SA	84,467	787,586
Iberpapel Gestion SA	881	10,907
Indra Sistemas SA	10,647	81,073
Industria de Diseno Textil SA	15,125	312,129
Laboratorios Farmaceuticos Rovi SA	1,704	73,231
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	28,075
Mapfre SA	89,119	138,021
†Melia Hotels International SA	5,531	25,542
Miquel y Costas & Miquel SA	1,868	21,270
Naturgy Energy Group SA	3,078	71,205
†Neinor Homes SA	1,873	17,019
†Obrascon Huarte Lain SA	17,936	9,260
Pharma Mar SA	742	39,296
†Promotora de Informaciones SA Class A	23,606	9,065
Prosegur Cash SA	15,085	9,388
Prosegur Cia de Seguridad SA	21,566	32,684
†Realia Business SA	11,794	10,981
Red Electrica Corp. SA	16,123	247,417
†Repsol SA	74,506	856,093
Sacyr SA	33,566	73,368
†Solaria Energia y Medio Ambiente SA	4,968	78,138
†Tecnicas Reunidas SA	591	3,472
Telefonica SA	252,691	835,375
Telefonica SA ADR	9,712	31,467
†Tubacex SA	8,167	15,688
Unicaja Banco SA	109,754	98,963
Vidrala SA	1,199	69,782
Viscofan SA	2,727	149,074
		9,663,998
Sweden–2.65%
AAK AB	2,756	36,439
AcadeMedia AB	8,341	36,162
AddLife AB Class B	4,272	44,169
AddNode Group AB Class B	3,212	22,416
AddTech AB Class B	8,076	106,092
AFRY AB	4,672	58,770
Alfa Laval AB	2,303	57,107
Alimak Group AB	2,560	13,679
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Alleima AB	4,855	$ 15,224
Alligo AB Class B	927	6,439
Ambea AB	5,279	18,477
†Annehem Fastigheter AB Class B	2,992	5,964
ArcelorMittal SA	3,727	74,161
†Arise AB	2,577	13,788
Arjo AB Class B	13,896	50,955
Assa Abloy AB Class B	4,869	91,226
†Atlas Copco AB Class A	33,780	313,963
†Atlas Copco AB Class B	20,952	173,671
Atrium Ljungberg AB Class B	1,884	23,224
†Attendo AB	8,480	15,148
Avanza Bank Holding AB	6,485	98,816
Axfood AB	3,690	84,543
BE Group AB	1,666	12,022
Beijer Alma AB Class B	3,471	45,365
Beijer Electronics Group AB	1,878	11,389
Beijer Ref AB	7,185	88,348
Bergman & Beving AB	2,044	15,148
Besqab AB	861	7,758
†Betsson AB Class B	9,414	54,955
Bilia AB Class A	7,797	88,931
BillerudKorsnas AB	8,553	100,415
BioGaia AB Class B	5,145	35,663
Biotage AB	2,689	40,079
†Bjorn Borg AB	2,586	5,325
†Boliden AB	13,548	418,578
Bonava AB Class B	6,842	15,981
Bravida Holding AB	9,016	73,778
Bufab AB	2,273	40,951
Bulten AB	815	3,888
Byggmax Group AB	4,180	13,981
†Careium AB	2,027	1,637
Castellum AB	5,351	59,956
Catena AB	937	27,802
Cellavision AB	841	19,136
Clas Ohlson AB Class B	3,191	19,095
Cloetta AB Class B	16,221	25,642
Concentric AB	2,269	36,471
Coor Service Management Holding AB	6,389	43,368
Corem Property Group AB Class B	20,233	15,217
Dios Fastigheter AB	3,818	24,085
Dometic Group AB	18,128	92,964
†Doro AB	2,027	2,689
†Duni AB	3,070	17,494
Dustin Group AB	4,792	18,891
Eastnine AB	1,862	14,503
Elanders AB Class B	763	9,382
Electrolux AB Class B	12,670	131,684

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Electrolux Professional AB Class B	11,611	$ 47,429
Elekta AB Class B	12,566	63,823
†Eltel AB	11,132	6,701
†Enea AB	1,287	8,408
Epiroc AB Class A	10,326	147,718
Epiroc AB Class B	5,327	67,172
Essity AB Class A	759	15,046
Essity AB Class B	5,999	118,521
Evolution AB	501	39,603
Fabege AB	4,072	27,659
Fagerhult AB	4,249	14,319
†Fastighets AB Balder Class B	7,896	31,518
Fastighets AB Trianon Class B	1,416	2,985
FastPartner AB Class A	1,287	6,698
†Ferronordic AB	578	1,510
G5 Entertainment AB	477	8,089
GARO AB	2,571	22,604
Getinge AB Class B	3,651	62,436
Granges AB	9,560	61,307
H & M Hennes & Mauritz AB Class B	16,057	148,449
Heba Fastighets AB Class B	1,368	3,870
Hexagon AB Class B	12,088	112,891
Hexatronic Group AB	10,753	100,365
Hexpol AB	14,926	122,421
HMS Networks AB	1,275	34,518
Holmen AB Class B	1,974	74,907
Hufvudstaden AB Class A	4,780	52,381
†Humana AB	3,911	17,092
Husqvarna AB Class A	1,491	8,282
Husqvarna AB Class B	17,570	97,397
Indutrade AB	7,274	117,984
Instalco AB	8,466	33,943
Intrum AB	4,424	55,604
Inwido AB	6,076	47,782
†ITAB Shop Concept AB	1,500	1,041
JM AB	3,305	45,718
Kabe Group AB Class B	418	5,990
†Karnov Group AB	1,736	8,510
Kindred Group PLC SDR	17,043	127,711
KNOW IT AB	1,633	32,668
Lagercrantz Group AB Class B	11,514	100,793
Lifco AB Class B	6,100	84,625
Lime Technologies AB	395	7,816
Lindab International AB	6,964	77,666
Loomis AB	6,231	153,575
Medicover AB Class B	1,344	14,390
MEKO AB	2,222	18,287
†Midsona AB Class B	1,338	1,874
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
MIPS AB	1,818	$ 53,968
†Modern Times Group MTG AB Class B	6,589	43,547
†Momentum Group AB	927	5,179
Munters Group AB	4,974	34,794
Mycronic AB	3,915	47,203
NCAB Group AB	4,292	17,562
NCC AB Class B	4,707	33,870
Nederman Holding AB	1,654	20,568
†Net Insight AB Class B	38,456	19,009
New Wave Group AB Class B	5,098	67,145
Nibe Industrier AB Class B	2,520	22,479
Nobia AB	10,077	18,915
†Nokian Renkaat Oyj	8,214	79,072
Nolato AB Class B	16,770	76,425
Nordic Waterproofing Holding AB	2,580	34,589
Nordnet AB publ	1,719	19,465
†Note AB	1,549	22,102
Nyfosa AB	5,432	31,364
†OEM International AB Class B	3,426	17,597
†Orron Energy ab	2,834	5,057
†Ovzon AB	1,833	6,157
Peab AB Class B	14,960	71,574
Platzer Fastigheter Holding AB Class B	1,510	9,060
Pricer AB Class B	7,903	12,534
Proact IT Group AB	2,340	16,684
Probi AB	234	5,261
Ratos AB Class B	17,331	59,079
†RaySearch Laboratories AB	882	3,783
Rejlers AB	587	6,442
Resurs Holding AB	8,813	16,187
Rottneros AB	7,980	9,751
Saab AB Class B	3,204	99,827
Sagax AB Class B	2,136	35,165
Samhallsbyggnadsbolaget i Norden AB	23,162	25,213
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	12,858
Sandvik AB	25,498	347,577
†Scandi Standard AB	5,314	22,213
†Scandic Hotels Group AB	8,740	24,997
†Sdiptech AB Class B	422	7,273
†Sectra AB Class B	8,550	94,997
Securitas AB Class B	19,209	133,350
Semcon AB	1,825	25,547
†Sensys Gatso Group AB	150,659	14,147
†Sinch AB	4,060	5,382
Skandinaviska Enskilda Banken AB Class A	17,046	162,461

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Skanska AB Class B	14,093	$ 175,398
SKF AB Class A	1,577	22,054
SKF AB Class B	19,906	266,673
SkiStar AB	2,334	23,235
†Solid Forsakring AB	881	3,569
SSAB AB Class A	13,409	59,032
SSAB AB Class B	42,085	179,231
†Stendorren Fastigheter AB	358	5,536
†Stillfront Group AB	14,428	30,823
Svenska Cellulosa AB SCA Class A	1,121	14,355
Svenska Cellulosa AB SCA Class B	10,906	138,381
Svenska Handelsbanken AB Class A	19,294	158,384
Sweco AB Class B	6,900	57,879
Swedbank AB Class A	9,886	129,761
Swedish Match AB	16,566	163,866
†Swedish Orphan Biovitrum AB	5,057	97,736
Systemair AB	5,564	25,176
Tele2 AB Class B	25,108	216,671
Telefonaktiebolaget LM Ericsson Class A	2,154	12,934
Telefonaktiebolaget LM Ericsson Class B	72,682	424,859
Telia Co. AB	94,005	270,742
†Tethys Oil AB	1,814	10,212
Thule Group AB	3,991	79,462
Trelleborg AB Class B	6,807	127,705
Troax Group AB	3,047	42,976
VBG Group AB Class B	1,159	12,323
†Viaplay Group AB Class B	2,319	45,050
Vitec Software Group AB Class B	1,204	35,499
Volati AB	837	7,372
Volvo AB Class A	9,281	137,337
Volvo AB Class B	48,270	683,067
Wallenstam AB Class B	5,164	18,774
Wihlborgs Fastigheter AB	9,872	59,311
		11,087,912
Switzerland–8.27%
ABB Ltd.	51,167	1,321,103
†Adecco Group AG	11,294	311,710
Alcon, Inc.	12,774	742,765
Allreal Holding AG	1,177	163,780
†ALSO Holding AG	544	80,605
†ams-OSRAM AG	20,315	126,455
APG SGA SA	98	16,624
Arbonia AG	5,155	58,938
†Aryzta AG	71,951	71,989
Ascom Holding AG	1,382	8,295
Autoneum Holding AG	251	20,984
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Bachem Holding AG Class B	158	$ 9,937
Baloise Holding AG	3,294	420,890
Banque Cantonale de Geneve	199	33,983
Banque Cantonale Vaudoise	2,070	195,838
Barry Callebaut AG	216	407,163
Bell Food Group AG	177	38,878
Bellevue Group AG	933	28,604
Berner Kantonalbank AG	349	76,046
BKW AG	751	89,493
Bossard Holding AG Class A	510	86,816
Bucher Industries AG	517	161,290
Burckhardt Compression Holding AG	233	87,018
Burkhalter Holding AG	316	23,891
Bystronic AG	97	52,071
Calida Holding AG	290	11,934
Carlo Gavazzi Holding AG	46	12,601
Cembra Money Bank AG	2,367	167,867
Chocoladefabriken Lindt & Spruengli AG	2	199,173
†Cicor Technologies Ltd.	245	10,975
Cie Financiere Richemont SA Class A	7,064	666,809
Cie Financiere Tradition SA	107	11,401
†Clariant AG	28,396	453,590
†Coca-Cola HBC AG	4,962	103,680
†Coltene Holding AG	332	25,906
Comet Holding AG	259	37,263
†Credit Suisse Group AG	22,997	90,967
†Credit Suisse Group AG ADR	29,550	115,836
Daetwyler Holding AG	538	85,768
DKSH Holding AG	2,900	210,414
†dormakaba Holding AG	215	72,548
†Dufry AG	5,756	174,749
†EFG International AG	9,157	72,089
Emmi AG	169	131,298
EMS-Chemie Holding AG	117	73,857
Energiedienst Holding AG	556	22,258
†Evolva Holding SA	58,889	4,843
Feintool International Holding AG	837	15,464
Fenix Outdoor International AG	263	18,674
†Flughafen Zurich AG	1,495	220,970
Forbo Holding AG	74	80,012
Galenica AG	3,768	272,858
†GAM Holding AG	14,490	13,511
Geberit AG	932	399,631

LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Georg Fischer AG	6,060	$ 288,711
Givaudan SA	215	649,515
†Glencore PLC	302,170	1,587,907
Gurit Holding AG Class BR	240	17,468
Helvetia Holding AG	2,865	268,466
†HOCHDORF Holding AG	78	2,126
†Holcim AG	13,361	547,541
Huber & Suhner AG	1,300	102,650
Hypothekarbank Lenzburg AG	7	29,938
†Implenia AG	1,019	32,433
†Ina Invest Holding AG	203	4,043
Inficon Holding AG	109	72,858
Interroll Holding AG	41	77,886
Intershop Holding AG	54	33,986
Investis Holding SA	307	30,244
†Julius Baer Group Ltd.	13,400	584,763
†Jungfraubahn Holding AG	291	34,624
Kardex Holding AG	617	81,802
Komax Holding AG	254	58,810
Kudelski SA	1,531	4,341
Kuehne & Nagel International AG	1,470	299,339
†Landis & Gyr Group AG	1,668	90,735
LEM Holding SA	36	54,919
Liechtensteinische Landesbank AG	961	54,054
Logitech International SA	11,432	525,182
Lonza Group AG	500	243,445
Luzerner Kantonalbank AG	284	116,714
Medacta Group SA	449	38,133
Medmix AG	1,270	22,052
Metall Zug AG Class B	22	40,134
Mobilezone Holding AG	2,635	39,423
Mobimo Holding AG	595	129,256
†Molecular Partners AG	2,353	15,394
Nestle SA	30,516	3,300,529
Novartis AG	21,379	1,629,869
Novartis AG ADR	21,299	1,618,937
†Novavest Real Estate AG	237	10,088
OC Oerlikon Corp. AG	14,129	90,443
†Orascom Development Holding AG	824	6,376
Orior AG	492	34,051
Partners Group Holding AG	600	482,871
†Peach Property Group AG	389	8,894
Phoenix Mecano AG	34	10,431
Plazza AG Class A	93	30,444
PSP Swiss Property AG	2,046	204,523
Rieter Holding AG	353	30,000
Roche Holding AG	10,477	3,437,360
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Romande Energie Holding SA	25	$ 28,377
Schaffner Holding AG	33	8,963
Schindler Holding AG	973	146,605
Schweiter Technologies AG	88	65,154
†Sensirion Holding AG	798	64,965
SFS Group AG	1,485	127,658
SGS SA	151	323,101
†Siegfried Holding AG	333	246,207
†Siemens Energy AG	20,560	226,381
†SIG Group AG	20,400	414,203
Sika AG	2,549	512,328
†Softwareone Holding AG	6,878	74,702
Sonova Holding AG	1,791	394,129
St Galler Kantonalbank AG	243	111,196
Stadler Rail AG	1,091	29,964
STMicroelectronics NV	14,018	435,641
Straumann Holding AG	2,220	203,042
Sulzer AG	1,270	73,060
Swatch Group AG	3,994	433,704
Swiss Life Holding AG	1,428	630,907
†Swiss Prime Site AG	5,751	458,110
Swiss Re AG	7,071	521,514
†Swiss Steel Holding AG	99,178	22,113
Swisscom AG	1,723	806,779
Swissquote Group Holding SA	868	90,050
†Tecan Group AG	148	50,771
Temenos AG	3,674	247,690
TX Group AG	202	24,654
†u-blox Holding AG	564	68,301
†UBS Group AG	37,275	540,833
Valiant Holding AG	1,122	106,326
=,†Valora Holding AG	314	82,740
†VAT Group AG	1,234	250,415
Vaudoise Assurances Holding SA	70	27,882
Vetropack Holding AG	950	28,005
Vontobel Holding AG	2,352	126,279
VP Bank AG Class A	349	31,338
VZ Holding AG	1,034	72,330
†V-ZUG Holding AG	220	16,428
Walliser Kantonalbank	94	10,575
Warteck Invest AG	8	17,513
Ypsomed Holding AG	215	31,989
Zehnder Group AG	646	32,678
Zug Estates Holding AG Class B	24	41,350
Zuger Kantonalbank AG	9	64,944
Zurich Insurance Group AG	1,975	787,335
		34,595,049

LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–0.00%
†FIT Hon Teng Ltd.	117,000	$ 13,722
		13,722
United Arab Emirates–0.00%
†Borr Drilling Ltd.	2,631	8,735
=,†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	6,266	8,828
		17,563
United Kingdom–12.33%
4imprint Group PLC	1,552	58,831
†888 Holdings PLC	14,760	15,263
†accesso Technology Group PLC	1,549	9,285
Admiral Group PLC	6,513	138,360
AG Barr PLC	6,257	31,762
Airtel Africa PLC	62,037	88,980
AJ Bell PLC	21,705	64,650
Alfa Financial Software Holdings PLC	4,940	8,991
Alliance Pharma PLC	27,699	17,165
Anglo American PLC	39,088	1,173,649
Anglo-Eastern Plantations PLC	1,229	10,703
†Ascential PLC	18,868	42,946
Ashmore Group PLC	20,103	43,897
Ashtead Group PLC	10,014	449,727
†ASOS PLC	2,441	15,351
Associated British Foods PLC	9,475	132,390
†Aston Martin Lagonda Global Holdings PLC	7,485	9,812
AstraZeneca PLC	251	27,592
AstraZeneca PLC ADR	10,153	556,791
Auto Trader Group PLC	44,810	254,121
AVEVA Group PLC	2,446	84,392
Aviva PLC	70,423	302,033
Avon Rubber PLC	1,962	24,623
B&M European Value Retail SA	48,122	163,674
†Babcock International Group PLC	42,799	132,160
BAE Systems PLC	86,047	756,045
Bakkavor Group PLC	16,224	16,303
Balfour Beatty PLC	49,129	168,076
Bank of Georgia Group PLC	3,870	85,199
Barclays PLC	292,594	465,557
Barclays PLC ADR	15,733	100,691
Barratt Developments PLC	49,279	186,246
Beazley PLC	36,886	229,933
Begbies Traynor Group PLC	6,705	10,466
Bellway PLC	7,394	139,279
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Berkeley Group Holdings PLC	6,168	$ 225,350
Biffa PLC	22,254	102,373
Bloomsbury Publishing PLC	5,977	24,471
Bodycote PLC	13,509	70,168
†boohoo Group PLC	35,966	14,420
BP PLC	271,037	1,295,119
BP PLC ADR	35,439	1,011,783
Braemar PLC	3,535	11,304
British American Tobacco PLC	24,554	880,446
British American Tobacco PLC ADR	7,845	278,497
Britvic PLC	20,631	164,323
BT Group PLC	477,604	642,043
Bunzl PLC	7,862	240,207
Burberry Group PLC	11,379	227,301
Bytes Technology Group PLC	15,877	74,420
Camellia PLC	76	4,667
†Capita PLC	105,348	29,066
†Capricorn Energy PLC	47,847	130,888
†Card Factory PLC	28,435	13,912
†Carnival PLC	1,149	7,153
†Carnival PLC ADR	2,117	13,104
Carr's Group PLC	4,050	4,359
†Cazoo Group Ltd.	3,109	1,430
Central Asia Metals PLC	13,232	32,060
†Centrica PLC	499,827	392,216
Chemring Group PLC	20,014	62,771
Chesnara PLC	13,328	40,518
Clarkson PLC	579	16,900
Close Brothers Group PLC	10,605	109,155
CMC Markets PLC	11,645	28,303
Coats Group PLC	84,286	47,582
Coca-Cola Europacific Partners PLC	5,883	252,753
Compass Group PLC	24,987	497,551
Computacenter PLC	6,315	136,296
ContourGlobal PLC	12,883	36,196
ConvaTec Group PLC	44,543	101,227
†Costain Group PLC	7,704	3,441
†Countryside Partnerships PLC	15,432	34,241
Cranswick PLC	2,919	86,714
Crest Nicholson Holdings PLC	18,290	37,119
Croda International PLC	3,007	214,772
Currys PLC	84,982	53,322
CVS Group PLC	4,289	81,719
†De La Rue PLC	5,613	5,409
Dechra Pharmaceuticals PLC	1,809	52,535

LVIP Dimensional International Core Equity Fund–43

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Devro PLC	15,625	$ 28,872
DFS Furniture PLC	17,021	19,884
Diageo PLC	3,922	165,091
Diageo PLC ADR	4,469	758,881
†Dignity PLC	2,479	10,380
Diploma PLC	5,621	144,434
Direct Line Insurance Group PLC	85,734	176,883
DiscoverIE Group PLC	4,227	30,297
Diversified Energy Co. PLC	15,850	22,953
Domino's Pizza Group PLC	23,734	58,989
dotdigital group plc	7,254	6,885
Drax Group PLC	28,797	191,594
DS Smith PLC	92,410	261,340
Dunelm Group PLC	9,635	78,533
DWF Group plc	15,197	14,827
†easyJet PLC	15,233	49,703
EKF Diagnostics Holdings PLC	5,002	2,234
†Elementis PLC	50,751	50,738
EMIS Group PLC	3,771	79,189
Endeavour Mining PLC	14,556	268,496
†Energean PLC	3,643	54,262
†EnQuest PLC	228,058	67,023
Epwin Group PLC	9,797	8,314
†Ergomed PLC	553	7,141
†Esken Ltd.	7,351	430
Essentra PLC	15,514	31,327
Euromoney Institutional Investor PLC	5,489	87,764
=,†,πEvraz PLC	20,000	0
Experian PLC	20,822	609,514
FDM Group Holdings PLC	7,488	52,034
Ferguson PLC	297	30,570
Ferrexpo PLC	25,210	33,653
Fevertree Drinks PLC	3,109	28,772
Firstgroup PLC	55,434	64,534
†FLEX LNG Ltd.	2,019	64,170
Forterra PLC	15,583	40,714
Foxtons Group PLC	30,068	10,156
†Frasers Group PLC	16,643	124,741
†Frontier Developments PLC	992	14,802
Fuller Smith & Turner PLC Class A	2,606	13,385
Galliford Try Holdings PLC	7,192	11,653
Games Workshop Group PLC	2,422	154,871
Gamma Communications PLC	4,520	52,753
GB Group PLC	1,366	9,198
Gem Diamonds Ltd.	5,209	1,788
Genel Energy Plc	15,768	21,598
Genuit Group PLC	10,895	35,267
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Georgia Capital PLC	2,757	$ 19,055
†Go-Ahead Group PLC	4,885	84,324
Gooch & Housego PLC	1,112	7,139
†Goodwin PLC	290	8,953
Grainger PLC	49,142	125,871
†Greencore Group PLC	40,405	32,572
Greggs PLC	10,010	189,090
GSK PLC	18,201	262,872
Gulf Keystone Petroleum Ltd.	21,757	48,069
†Gym Group PLC	10,516	12,916
H&T Group PLC	1,906	9,385
†Haleon PLC	48,508	227,794
Halfords Group PLC	18,444	27,142
Halma PLC	6,182	139,048
Harbour Energy PLC	18,291	90,809
Hargreaves Lansdown PLC	14,667	140,466
Harworth Group PLC	15,020	20,292
Hays PLC	93,860	105,783
Headlam Group PLC	2,792	7,201
Helical PLC	8,670	34,463
†Helios Towers PLC	41,372	51,992
Henry Boot PLC	9,398	25,919
Hill & Smith Holdings PLC	3,711	37,507
Hilton Food Group PLC	5,422	32,139
Hiscox Ltd.	14,388	141,164
Hochschild Mining PLC	22,075	14,426
Hollywood Bowl Group PLC	7,810	16,275
†HomeServe PLC	22,425	295,466
Howden Joinery Group PLC	43,923	245,378
HSBC Holdings PLC ADR	43,094	1,123,461
HSBC Holdings PLC (London Shares)	30,517	158,013
Hunting PLC	13,315	34,714
†Hyve Group PLC	16,431	9,206
Ibstock PLC	28,431	51,821
IMI PLC	22,679	280,451
Impax Asset Management Group PLC	2,656	15,375
Imperial Brands PLC	43,438	893,209
Inchcape PLC	32,613	246,946
†Indivior PLC	58,090	184,183
Informa PLC	29,384	167,956
IntegraFin Holdings PLC	14,064	34,516
InterContinental Hotels Group PLC	412	19,843
InterContinental Hotels Group PLC ADR	3,029	147,240
†International Consolidated Airlines Group SA	7,894	8,159
Intertek Group PLC	3,801	155,951
Investec PLC	51,086	207,113

LVIP Dimensional International Core Equity Fund–44

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
iomart Group PLC	7,195	$ 13,095
†IQE PLC	30,765	11,617
ITV PLC	154,197	97,307
†IWG PLC	61,700	86,443
†J D Wetherspoon PLC	4,879	21,726
J Sainsbury PLC	116,451	225,517
†James Fisher & Sons PLC	3,307	10,413
James Halstead PLC	11,698	26,972
JD Sports Fashion PLC	109,883	121,056
†JET2 PLC	4,940	37,812
†John Wood Group PLC	59,570	84,126
Johnson Matthey PLC	11,170	225,513
†Johnson Service Group PLC	23,518	20,602
Jupiter Fund Management PLC	34,225	35,099
Just Group PLC	95,906	59,548
Kainos Group PLC	7,314	105,102
Keller Group PLC	6,436	44,956
†Kier Group PLC	20,024	15,106
†Kin & Carta PLC	6,598	12,801
Kingfisher PLC	132,096	321,550
†Lamprell PLC	12,474	1,237
Lancashire Holdings Ltd.	17,047	94,041
Legal & General Group PLC	131,037	312,783
†Liberty Global PLC Class A	1,294	20,173
†Liberty Global PLC Class C	3,168	52,272
Liontrust Asset Management PLC	1,626	13,168
Lloyds Banking Group PLC	725,888	328,092
Lloyds Banking Group PLC ADR	169,630	303,638
London Stock Exchange Group PLC	2,546	215,007
Lookers PLC	29,788	21,951
LSL Property Services PLC	6,396	18,711
Luceco PLC	14,452	13,305
Macfarlane Group PLC	14,596	14,667
Man Group PLC	128,131	317,262
†Marks & Spencer Group PLC	140,962	153,763
Marshalls PLC	11,365	37,130
†Marston's PLC	45,699	18,185
†McBride PLC	15,062	3,961
ME GROUP INTERNATIONAL PLC	14,970	14,208
Mears Group PLC	12,639	27,236
Mediclinic International PLC	36,094	197,889
Melrose Industries PLC	189,412	211,794
†Metro Bank PLC	6,365	5,632
Micro Focus International PLC	22,430	129,337
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Micro Focus International PLC ADR	2,621	$ 14,940
Midwich Group PLC	1,736	9,046
†Mitchells & Butlers PLC	24,688	31,505
Mitie Group PLC	80,923	56,124
MJ Gleeson PLC	2,085	9,591
Mondi PLC	20,194	310,229
Moneysupermarket.com Group PLC	35,323	72,895
Morgan Advanced Materials PLC	24,596	62,340
Morgan Sindall Group PLC	3,198	52,162
Mortgage Advice Bureau Holdings Ltd.	3,472	24,656
†Motorpoint group PLC	3,394	6,783
MP Evans Group PLC	2,058	18,934
†N Brown Group PLC	7,054	1,851
†National Express Group PLC	43,564	81,446
National Grid PLC	6,001	61,775
National Grid PLC ADR	5,177	266,771
NatWest Group PLC	108,352	323,444
NCC Group PLC	15,754	38,002
Next Fifteen Communications Group PLC	4,840	41,821
Next PLC	3,494	185,447
Nichols PLC	578	6,986
Norcros PLC	5,059	9,295
Numis Corp. PLC	6,867	17,788
†Ocado Group PLC	2,911	15,107
†Odfjell Technology Ltd.	1,683	3,410
†On the Beach Group PLC	10,599	11,849
OSB Group PLC	7,169	33,358
†Oxford Biomedica PLC	561	2,170
Oxford Instruments PLC	3,404	67,805
Pagegroup PLC	30,187	124,043
Pan African Resources PLC	117,245	22,933
PayPoint PLC	4,583	30,603
Pearson PLC	32,854	313,742
Pearson PLC ADR	4,102	39,174
†Pendragon PLC	139,742	42,128
Pennon Group PLC	11,040	96,326
Persimmon PLC	16,967	232,045
†Petrofac Ltd.	31,142	35,119
Pets at Home Group PLC	41,674	121,496
†Pharos Energy PLC	14,884	3,307
Phoenix Group Holdings PLC	40,448	235,563
†Playtech PLC	19,897	97,481
Polar Capital Holdings PLC	4,376	20,277
Porvair PLC	1,608	8,977

LVIP Dimensional International Core Equity Fund–45

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†PPHE Hotel Group Ltd.	770	$ 11,950
Premier Foods PLC	53,193	56,601
Provident Financial	5,075	9,446
Prudential PLC	25,526	249,839
Prudential PLC ADR	1,713	34,123
PZ Cussons PLC	17,088	37,030
QinetiQ Group PLC	33,003	120,435
†Rank Group PLC	8,180	6,229
Reach PLC	25,344	19,596
Reckitt Benckiser Group PLC	8,432	558,885
Redde Northgate PLC	22,698	73,369
Redrow PLC	25,611	112,769
RELX PLC	8,237	201,004
RELX PLC ADR	17,341	421,560
Renew Holdings PLC	2,294	14,492
†Renewi PLC	5,538	34,723
Renishaw PLC	1,586	61,512
Rentokil Initial PLC	53,152	281,731
†Restaurant Group PLC	41,294	13,455
Ricardo PLC	2,769	14,121
Rightmove PLC	31,153	166,198
Rio Tinto PLC	12,483	675,403
Rio Tinto PLC ADR	27,290	1,502,587
Robert Walters PLC	3,858	19,649
†Rolls-Royce Holdings PLC	140,122	107,313
Rotork PLC	43,440	112,736
Royal Mail PLC	77,199	157,139
RPS Group PLC	21,381	55,791
RS GROUP PLC	32,972	351,972
RWS Holdings PLC	5,347	19,105
Sabre Insurance Group PLC	12,837	13,903
†Saga PLC	13,212	13,094
Sage Group PLC	23,715	182,762
†Savannah Energy PLC	28,585	8,713
Savills PLC	12,100	106,215
Schroders PLC	26,763	115,036
†Senior PLC	33,287	43,485
Serco Group PLC	95,919	166,373
Serica Energy PLC	15,438	64,137
Severfield PLC	10,593	5,753
Severn Trent PLC	5,742	150,105
Shell PLC	58,563	1,452,827
Shell PLC ADR	87,456	4,351,811
†SIG PLC	58,377	19,554
Smart Metering Systems PLC	5,485	49,239
Smith & Nephew PLC	7,796	89,987
Smith & Nephew PLC ADR	4,307	100,009
Smiths Group PLC	16,898	281,470
Softcat PLC	8,387	110,176
Spectris PLC	3,913	118,242
Speedy Hire PLC	45,398	18,755
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Spirax-Sarco Engineering PLC	1,851	$ 212,778
†Spire Healthcare Group PLC	26,170	62,772
Spirent Communications PLC	35,761	104,021
SSE PLC	32,540	549,470
†SSP Group PLC	37,225	77,904
St. James's Place PLC	14,805	168,602
†Staffline Group PLC	10,355	4,295
Standard Chartered PLC	65,651	410,618
SThree PLC	11,172	42,763
=,†Studio Retail Group PLC	3,000	1,445
STV Group PLC	2,471	7,379
Subsea 7 SA	10,721	84,682
†Superdry PLC	2,865	3,218
Synthomer PLC	23,821	28,063
Tate & Lyle PLC	31,137	234,768
Tatton Asset Management PLC	5,219	21,656
Taylor Wimpey PLC	177,538	172,875
†Ted Baker PLC	3,155	3,861
Telecom Plus PLC	4,932	94,388
Tesco PLC	158,611	364,024
TI Fluid Systems PLC	8,152	10,952
Topps Tiles PLC	15,052	6,470
TORM PLC Class A	3,804	77,635
TP ICAP Group PLC	56,555	123,767
TT Electronics PLC	12,612	19,663
†Tullow Oil PLC	46,296	21,755
Tyman PLC	15,851	34,526
Unilever PLC	38,683	1,697,240
United Utilities Group PLC	13,466	132,965
Vertu Motors PLC	36,292	16,950
Vesuvius PLC	12,213	42,191
Victrex PLC	4,142	76,465
VIDENDUM PLC	2,446	32,660
Virgin Money U.K. PLC	101,303	138,979
Vistry Group PLC	18,196	119,666
Vodafone Group PLC	678,643	759,537
Vodafone Group PLC ADR	22,827	258,630
Volex PLC	4,256	11,595
Volution Group PLC	3,468	11,250
Vp PLC	1,013	8,528
†Watches of Switzerland Group PLC	16,194	119,686
Watkin Jones PLC	10,791	18,218
Weir Group PLC	9,625	149,007
†WH Smith PLC	9,159	120,757
Whitbread PLC	9,632	244,156
Wincanton PLC	9,853	32,174
WPP PLC	22,841	188,557
WPP PLC ADR	421	17,341
†Xaar PLC	886	1,695

LVIP Dimensional International Core Equity Fund–46

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
XP Power Ltd.	694	$ 12,941
Young & Co.'s Brewery PLC Class A	2,151	22,383
Zotefoams PLC	3,613	10,229
		51,559,957
United States–0.27%
ADTRAN Holdings, Inc.	4,117	81,908
†Frontage Holdings Corp.	64,000	16,823
GSK PLC	20,604	606,376
†GXO Logistics, Inc.	104	3,646
Primo Water Corp.	11,595	145,457
†REC Silicon ASA	10,625	17,767
Waste Connections, Inc.	1,854	250,531
		1,122,508
Total Common Stock (Cost $463,333,000)		411,948,971
PREFERRED STOCKS–0.46%
Germany–0.46%
Bayerische Motoren Werke AG 8.60%	1,765	114,616
Draegerwerk AG & Co. KGaA 0.46%	847	35,424
Fuchs Petrolub SE 3.78%	4,348	110,103
Henkel AG & Co. KGaA 3.04%	3,080	182,912
Jungheinrich AG 3.30%	4,759	96,058
Porsche Automobil Holding SE 4.42%	3,588	202,159
Sartorius AG 0.35%	449	155,311
Schaeffler AG 10.24%	9,333	41,860
Sixt SE 7.64%	1,325	60,200
STO SE & Co. KGaA 4.11%	210	25,432
Villeroy & Boch AG 6.69%	830	10,981
Volkswagen AG 6.01%	7,239	884,548
Total Preferred Stocks (Cost $2,694,603)		1,919,604
RIGHTS–0.00%
Austria–0.00%
=,†S Immo AG	2,366	0
Total Rights (Cost $0)		0
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
Australia–0.00%
=,†Decmil Group Ltd. exp 9/15/22 exercise price AUD 1.0000	1,097	$ 0
		0
Italy–0.00%
=,†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		0
Macau–0.00%
†MECOM Power & Construction Ltd. exp 5/24/23 exercise price HKD 4.4700	2,600	42
		42
Singapore–0.00%
=,†Ezion Holdings Ltd. exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $0)		42

MONEY MARKET FUND–0.38%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	1,593,309	1,593,309
Total Money Market Fund (Cost $1,593,309)		1,593,309

TOTAL INVESTMENTS–99.35% (Cost $467,620,912)	415,461,926
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.65%	2,721,902
NET ASSETS APPLICABLE TO 44,931,460 SHARES OUTSTANDING–100.00%	$418,183,828

Δ Securities have been classified by country of origin.
† Non-income producing.
LVIP Dimensional International Core Equity Fund–47

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
EUR–Euro
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–48

LVIP Dimensional International Core Equity Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Dimensional International Core Equity Fund–49

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,005,146	$25,638,191	$5,740	$27,649,077
Austria	175,361	1,943,765	—	2,119,126
Belgium	225,180	4,662,067	—	4,887,247
Britain	9,303	162,889	—	172,192
Canada	50,124,681	93,109	—	50,217,790
Chile	—	211,684	—	211,684
China	—	183,950	—	183,950
Denmark	578,387	8,021,009	33,461	8,632,857
Faeroe Islands	—	276,082	—	276,082
Finland	290,649	5,935,781	—	6,226,430
France	502,797	29,268,316	—	29,771,113
Georgia	22,219	—	—	22,219
Germany	486,805	23,808,593	—	24,295,398
Greenland	—	526,426	—	526,426
Guernsey	—	—	—	—
Hong Kong	355,009	9,547,275	6,171	9,908,455
Ireland	1,116,105	2,524,984	—	3,641,089
Isle Of Man	9,550	151,130	—	160,680
Israel	581,476	4,453,624	—	5,035,100
Italy	68,336	8,921,532	—	8,989,868
Japan	330,245	93,241,758	336,628	93,908,631
Jersey	13,705	141,924	—	155,629
Jordan	—	165,260	—	165,260
Luxembourg	145,066	987,452	—	1,132,518
Macau	—	31,039	—	31,039
Malta	—	5,676	—	5,676
Mexico	—	91,237	—	91,237
Mongolia	—	10,988	—	10,988
Netherlands	2,973,077	11,075,813	—	14,048,890
New Zealand	34,155	1,635,708	—	1,669,863
Norway	248,728	3,542,333	—	3,791,061
Philippines	—	10,506	—	10,506
Portugal	6,555	1,138,348	—	1,144,903
Singapore	239,651	4,551,837	3,790	4,795,278
Spain	615,903	9,048,095	—	9,663,998
Sweden	242,257	10,845,655	—	11,087,912
Switzerland	3,774,476	30,737,833	82,740	34,595,049
Taiwan	—	13,722	—	13,722
United Arab Emirates	8,735	8,828	—	17,563
United Kingdom	16,607,435	34,951,077	1,445	51,559,957
United States	1,087,918	34,590	—	1,122,508
Preferred Stocks
Germany	10,981	1,908,623	—	1,919,604
Rights	—	—	—	—
Warrants	42	—	—	42
Money Market Fund	1,593,309	—	—	1,593,309
Total Investments	$84,483,242	$330,508,709	$469,975	$415,461,926
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP Dimensional International Core Equity Fund–50